Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited)
July 31, 2025

	Face Amount				Cost	Value
		Bank Loans * (2.10%)
		France (0.97%)
		Communications
USD	525,000	Altice France SA 2023 USD Term Loan B14	9.82%	08/15/2028	$490,437	$487,594
		United States (1.13%)
		Communications
	575,135	CSC Holdings LLC 2019 Term Loan B5	9.00%	04/15/2027	549,329	565,789
		Total Bank Loans			1,039,766	1,053,383
		Convertible Bonds (3.50%)
		Canada (0.02%)
		Energy
CAD	14,000	Advantage Energy Ltd. 144A	5.00%	06/30/2029	9,924	10,590
		United States (3.48%)
		Communications
USD	418,000	AST SpaceMobile, Inc. 144A (A)	2.38%	10/15/2032	418,000	437,228
		Financial
	170,000	MARA Holdings, Inc. 144A +	0.29%	08/01/2032	166,623	160,264
		Industrial
	285,000	Mirion Technologies, Inc. 144A	0.25%	06/01/2030	324,632	335,587
		Technology
	400,000	Datadog, Inc. 144A +	0.10%	12/01/2029	398,280	388,218
		Utilities
	417,000	CenterPoint Energy, Inc. 144A	3.00%	08/01/2028	417,000	421,378
		Total United States			1,724,535	1,742,675
		Total Convertible Bonds			1,734,459	1,753,265
		Corporate Obligations (36.72%)
		Germany (B) (0.89%)
		Financial
AUD	675,000	Kreditanstalt fuer Wiederaufbau	4.45%	01/16/2030	447,392	443,693
		Japan (0.42%)
		Consumer Cyclical
USD	200,000	Nissan Motor Co. Ltd. 144A	8.13%	07/17/2035	200,000	209,956
		Mexico (0.51%)
		Energy
	300,000	Petroleos Mexicanos	7.69%	01/23/2050	232,460	253,140
		Netherlands (0.84%)
		Industrial
	200,000	Trivium Packaging Finance BV 144A	8.25%	07/15/2030	200,000	210,608
	200,000	Trivium Packaging Finance BV 144A	12.25%	01/15/2031	200,000	209,999
		Total Netherlands			400,000	420,607
		Qatar (A) (0.71%)
		Energy
	525,000	QatarEnergy REG S	3.30%	07/12/2051	350,702	356,344
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
	Face Amount				Cost	Value
		Corporate Obligations (continued)
		Supranational (B) (5.88%)
		Financial
GBP	861,000	Central American Bank for Economic Integration REG S	4.63%	02/14/2028	$1,151,381	$1,142,328
USD	376,000	Corp. Andina de Fomento	4.13%	01/07/2028	375,350	374,161
	765,000	Corp. Andina de Fomento	4.13%	06/30/2028	763,900	761,981
EUR	600,000	European Investment Bank Series EARN REG S	3.00%	02/15/2039	686,254	668,886
		Total Supranational			2,976,885	2,947,356
		United States (27.47%)
		Basic Materials
	250,000	Dow Chemical Co.	1.88%	03/15/2040	209,182	203,262
USD	200,000	Dow Chemical Co.	6.90%	05/15/2053	206,459	209,340
	665,000	Inversion Escrow Issuer LLC 144A ±	6.75%	08/01/2032	665,000	657,128
		Communications
EUR	100,000	Alphabet, Inc.	4.00%	05/06/2054	112,416	113,239
USD	250,000	Alphabet, Inc.	5.30%	05/15/2065	240,791	242,753
	150,000	Cogent Communications Group LLC/Cogent Finance, Inc. 144A	6.50%	07/01/2032	148,152	146,997
	200,000	CSC Holdings LLC 144A	11.75%	01/31/2029	185,997	187,078
	270,000	DISH Network Corp. 144A	11.75%	11/15/2027	280,104	281,189
	640,000	EW Scripps Co. 144A ±	9.88%	08/15/2030	636,858	636,001
	450,000	Univision Communications, Inc. 144A (A)	9.38%	08/01/2032	451,643	466,920
		Consumer Cyclical
	500,000	BCPE Ulysses Intermediate, Inc. 144A PIK (A)	7.75%	04/01/2027	487,300	499,921
EUR	200,000	Stellantis NV REG S (B)	3.75%	03/19/2036	215,174	210,224
USD	625,000	Warnermedia Holdings, Inc. (A)	4.28%	03/15/2032	521,915	525,619
	420,000	Warnermedia Holdings, Inc.	5.05%	03/15/2042	285,924	280,749
	57,000	Warnermedia Holdings, Inc.	5.14%	03/15/2052	37,233	35,205
		Consumer Non-cyclical
	785,000	Centene Corp. (A)	2.63%	08/01/2031	659,526	655,523
	900,000	Centene Corp.	3.00%	10/15/2030	789,813	783,865
	234,440	Chobani Holdco II LLC 144A PIK	8.75%	10/01/2029	248,694	251,456
	250,000	Humana, Inc.	6.00%	05/01/2055	234,826	240,228
	145,000	Kraft Heinz Foods Co.	4.38%	06/01/2046	113,094	115,201
	185,000	Kraft Heinz Foods Co.	4.88%	10/01/2049	152,652	154,669
	375,000	Kraft Heinz Foods Co.	5.00%	06/04/2042	329,401	333,674
	325,000	Kraft Heinz Foods Co.	5.20%	07/15/2045	283,400	287,954
	55,000	Kraft Heinz Foods Co.	5.50%	06/01/2050	49,390	49,721
EUR	115,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 144A	5.50%	05/15/2033	129,691	137,256
		Energy
USD	168,000	Aethon United BR LP/Aethon United Finance Corp. 144A	7.50%	10/01/2029	172,907	176,021
	175,000	ConocoPhillips Co.	5.50%	01/15/2055	160,983	165,089
	125,000	Continental Resources, Inc.	4.90%	06/01/2044	97,934	98,071
	525,000	Diamondback Energy, Inc. (A)	5.75%	04/18/2054	485,145	487,615
	360,000	Diamondback Energy, Inc.	5.90%	04/18/2064	333,722	332,468
	69,000	DT Midstream, Inc. 144A	4.38%	06/15/2031	64,511	65,674
	124,000	EQT Corp.	5.75%	02/01/2034	125,971	127,510
	62,000	Excelerate Energy LP 144A	8.00%	05/15/2030	64,333	64,905
	60,000	Kimmeridge Texas Gas LLC 144A	8.50%	02/15/2030	60,034	61,648
	505,000	Venture Global LNG, Inc. 144A ~*	9.00%	03/30/2050	479,854	505,129
	126,000	Williams Cos., Inc.	5.15%	03/15/2034	124,179	125,509
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
	Face Amount				Cost	Value
		Corporate Obligations (continued)
		United States (continued)
		Financial
USD	270,000	Freedom Mortgage Holdings LLC 144A	8.38%	04/01/2032	$270,941	$276,149
	545,000	Freedom Mortgage Holdings LLC 144A (A)	9.25%	02/01/2029	563,422	568,047
	775,000	Goldman Sachs Group, Inc. (A)	5.15%	05/22/2045	687,535	699,720
	550,000	Planet Financial Group LLC 144A (A)	10.50%	12/15/2029	560,789	561,216
	275,000	Visa, Inc.	2.00%	08/15/2050	149,128	147,490
		Industrial
	313,000	CP Atlas Buyer, Inc. 144A	9.75%	07/15/2030	318,786	315,811
		Technology
	605,000	Cloud Software Group, Inc. 144A	9.00%	09/30/2029	606,349	626,091
	480,000	Pagaya U.S. Holdings Co. LLC 144A (A)	8.88%	08/01/2030	481,472	476,866
	177,000	Rocket Software, Inc. 144A	6.50%	02/15/2029	172,916	172,099
		Total United States			13,655,546	13,758,300
		Total Corporate Obligations			18,262,985	18,389,396
		Foreign Government Obligations (297.81%)
		Austria (0.08%)
EUR	100,000	Republic of Austria Government Bonds REG S	0.70%	04/20/2071	40,351	39,881
		Brazil (A) (0.85%)
USD	425,000	Brazil Government International Bonds	6.63%	03/15/2035	422,694	427,125
		Bulgaria (B) (1.91%)
EUR	824,000	Bulgaria Government International Bonds Series 13YR REG S	4.13%	05/07/2038	969,106	954,941
		Canada (B) (46.96%)
	3,993,000	CDP Financial, Inc. REG S	2.75%	02/13/2032	4,540,229	4,512,699
	995,000	CPPIB Capital, Inc. REG S	2.88%	01/30/2032	1,142,065	1,135,281
AUD	710,000	CPPIB Capital, Inc. REG S	4.20%	05/02/2028	466,233	461,434
	3,262,000	CPPIB Capital, Inc. REG S	4.40%	01/15/2029	2,151,200	2,132,969
	2,841,000	CPPIB Capital, Inc. REG S	4.60%	01/16/2030	1,885,634	1,869,950
EUR	900,000	Ontario Teachers' Finance Trust 144A	2.85%	12/04/2031	1,033,211	1,026,778
	1,135,000	Ontario Teachers' Finance Trust REG S	0.10%	05/19/2028	1,227,771	1,219,601
	286,000	Ontario Teachers' Finance Trust REG S	2.85%	12/04/2031	333,935	326,295
AUD	686,000	Province of Alberta	5.20%	05/15/2034	451,940	448,785
USD	1,807,000	Province of British Columbia	4.80%	06/11/2035	1,811,479	1,816,166
AUD	710,000	Province of British Columbia	5.25%	05/23/2034	469,189	467,387
	1,170,000	Province of British Columbia REG S	4.95%	07/16/2032	772,224	767,823
	612,000	Province of Manitoba	4.85%	08/28/2034	391,679	390,288
USD	2,510,000	Province of Ontario	4.85%	06/11/2035	2,530,940	2,537,007
EUR	334,000	Province of Quebec REG S +	2.58%	10/15/2029	349,137	343,362
AUD	1,923,000	PSP Capital, Inc.	4.50%	09/05/2031	1,251,742	1,242,222
EUR	880,000	PSP Capital, Inc. 144A	3.25%	07/02/2034	1,013,789	1,009,261
	372,000	PSP Capital, Inc. REG S	3.25%	07/02/2034	428,785	426,642
AUD	2,111,000	PSP Capital, Inc. REG S	4.60%	02/06/2029	1,398,786	1,385,543
		Total Canada			23,649,968	23,519,493
		Dominican Republic (0.31%)
USD	150,000	Dominican Republic International Bonds REG S	6.95%	03/15/2037	149,997	153,488
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
	Face Amount				Cost	Value
		Foreign Government Obligations (continued)
		Finland (B) (0.92%)
EUR	404,000	Finland Government Bonds Series 10YR REG S	3.00%	09/15/2035	$473,945	$459,480
		France (B) (3.68%)
	1,262,000	French Republic Government Bonds OAT REG S	0.75%	05/25/2053	659,198	656,076
	1,069,200	French Republic Government Bonds OAT REG S	3.60%	05/25/2042	1,196,107	1,188,638
		Total France			1,855,305	1,844,714
		Germany (B) (6.99%)
	968,000	Bundesrepublik Deutschland Bundesanleihe REG S	1.25%	08/15/2048	769,969	771,666
	1,337,625	Bundesrepublik Deutschland Bundesanleihe REG S	1.80%	08/15/2053	1,155,832	1,150,926
	1,774,000	State of North Rhine-Westphalia REG S	1.45%	01/19/2122	838,040	831,406
	517,000	State of North Rhine-Westphalia REG S	1.75%	10/26/2057	375,178	366,894
	368,000	State of North Rhine-Westphalia REG S	3.40%	03/07/2073	386,366	381,798
		Total Germany			3,525,385	3,502,690
		Greece (B) (20.84%)
	2,113,000	Hellenic Republic Government Bonds REG S	1.50%	06/18/2030	2,310,199	2,290,535
	1,007,000	Hellenic Republic Government Bonds REG S	3.63%	06/15/2035	1,196,806	1,178,499
	4,824,000	Hellenic Republic Government Bonds REG S	4.13%	06/15/2054	5,493,966	5,465,674
	1,221,000	Hellenic Republic Government Bonds REG S	4.38%	07/18/2038	1,511,706	1,500,282
		Total Greece			10,512,677	10,434,990
		Hungary (0.49%)
	410,000	Hungary Government International Bonds Series 30YR REG S	1.50%	11/17/2050	239,473	243,431
		Italy (B) (78.24%)
	5,268,000	Italy Buoni Poliennali Del Tesoro Series 11YR REG S	0.90%	04/01/2031	5,514,050	5,425,868
	3,505,000	Italy Buoni Poliennali Del Tesoro Series 13YR REG S	4.05%	10/30/2037	4,200,109	4,161,730
	12,327,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	3.85%	10/01/2040	14,190,322	14,000,233
	903,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.10%	04/30/2046	1,066,035	1,036,761
	1,096,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	2.15%	09/01/2052	842,408	845,957
	1,480,000	Italy Buoni Poliennali Del Tesoro Series 5YR REG S	2.95%	07/01/2030	1,717,271	1,712,642
	605,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.15%	11/15/2031	704,387	699,455
	4,039,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.50%	02/15/2031	4,813,177	4,776,695
	4,092,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	4.00%	11/15/2030	4,998,413	4,960,287
	1,342,954	Italy Buoni Poliennali Del Tesoro Series CPI REG S «	2.55%	05/15/2056	1,566,792	1,562,053
		Total Italy			39,612,964	39,181,681
		Japan (B) (11.87%)
JPY	375,461,460	Japan Government CPI-Linked Bonds Series 24 «	0.10%	03/10/2029	2,654,692	2,571,056
	64,899,806	Japan Government CPI-Linked Bonds Series 26 +« (C)	(1.12%)	03/10/2031	471,463	452,816
	259,167,025	Japan Government CPI-Linked Bonds Series 28 +« (C)	(0.42%)	03/10/2033	1,825,251	1,764,235
	104,555,300	Japan Government CPI-Linked Bonds Series 30 +«	0.03%	03/10/2035	702,120	693,472
	70,850,000	Japan Government Twenty Year Bonds Series 192	2.40%	03/20/2045	468,487	461,836
		Total Japan			6,122,013	5,943,415
		Netherlands (B) (17.56%)
USD	1,522,000	BNG Bank NV 144A	4.63%	06/04/2035	1,535,004	1,535,671
EUR	1,561,000	Netherlands Government Bonds REG S	2.50%	01/15/2030	1,830,466	1,799,655
	4,918,198	Netherlands Government Bonds REG S	2.50%	07/15/2035	5,513,167	5,457,627
		Total Netherlands			8,878,637	8,792,953
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
	Face Amount				Cost	Value
		Foreign Government Obligations (continued)
		Romania (0.21%)
USD	90,000	Romania Government International Bonds REG S	4.00%	02/14/2051	$56,617	$58,244
	60,000	Romania Government International Bonds REG S	5.13%	06/15/2048	46,732	47,400
		Total Romania			103,349	105,644
		Spain (B) (27.33%)
EUR	4,660,000	Spain Government Bonds	2.70%	01/31/2030	5,416,756	5,373,566
	3,646,000	Spain Government Bonds REG S	0.70%	04/30/2032	3,662,301	3,633,723
	408,000	Spain Government Bonds REG S	0.85%	07/30/2037	350,865	348,826
	898,000	Spain Government Bonds REG S	3.50%	01/31/2041	1,031,815	1,001,689
	2,808,000	Spain Government Bonds REG S	3.55%	10/31/2033	3,358,719	3,330,405
		Total Spain			13,820,456	13,688,209
		Supranational (B) (18.90%)
	433,000	European Union Series UFA REG S	0.70%	07/06/2051	255,686	249,646
	387,000	European Union Series UFA REG S	1.25%	02/04/2043	314,332	309,179
	2,005,000	European Union Series UFA REG S	3.25%	07/04/2034	2,409,808	2,345,229
	330,000	European Union Series UFA REG S	3.38%	10/04/2038	379,102	377,146
	1,328,800	European Union Series UFA REG S	3.38%	11/04/2042	1,493,526	1,475,039
	4,106,737	European Union Series UFA REG S	3.75%	10/12/2045	4,733,815	4,707,988
		Total Supranational			9,586,269	9,464,227
		Sweden « (B) (7.86%)
SEK	34,974,165	Sweden Inflation-Linked Bonds Series 3104 REG S	3.50%	12/01/2028	3,999,339	3,938,069
		United Kingdom (B) (52.81%)
GBP	4,668,891	U.K. Gilts REG S	1.00%	01/31/2032	5,088,923	5,080,527
	698,000	U.K. Gilts REG S	1.25%	10/22/2041	533,903	537,150
	1,409,720	U.K. Gilts REG S	1.25%	07/31/2051	791,166	799,241
	1,510,000	U.K. Gilts REG S	1.75%	09/07/2037	1,446,065	1,449,674
	880,500	U.K. Gilts REG S	3.50%	01/22/2045	911,372	916,200
	1,216,000	U.K. Gilts REG S	3.75%	10/22/2053	1,220,397	1,230,091
	2,296,000	U.K. Gilts REG S	4.25%	07/31/2034	2,983,408	2,982,905
	2,385,000	U.K. Gilts REG S	4.38%	01/31/2040	2,944,765	2,952,438
	3,647,300	U.K. Gilts REG S	4.50%	03/07/2035	4,799,759	4,799,427
	2,637,250	U.K. Gilts REG S	4.75%	10/22/2043	3,281,214	3,293,409
	1,408,457	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.13%	11/22/2037	1,744,381	1,746,179
	637,330	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.25%	11/22/2054	651,128	658,111
		Total United Kingdom			26,396,481	26,445,352
		Total Foreign Government Obligations			150,358,409	149,139,783
		United States Government and Agency Obligations (9.23%)
		United States (9.23%)
		U.S. Treasury Bonds
USD	1,838,500	1.75%08/15/2041 (B)			1,207,523	1,211,115
	3,535,000	4.63%02/15/2055 (D)			3,363,871	3,386,419
					4,571,394	4,597,534
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
	Face Amount		Cost	Value
		United States Government and Agency Obligations (continued)
		U.S. Treasury Notes (E)
USD	25,000	4.25%05/15/2035	$24,532	$24,781
		Total United States	4,595,926	4,622,315
		Total United States Government and Agency Obligations	4,595,926	4,622,315

Shares
	Common Stock (4.03%)
	Belgium # (0.00%)
	Trading Companies & Distributors
46	Azelis Group NV	886	718
	France (0.36%)
	Commercial Services & Supplies
1,612	SPIE SA	84,643	94,796
	Ground Transportation
7,681	Ayvens SA 144A	74,887	82,812
	Pharmaceuticals
243	Medincell SA	3,293	4,728
	Total France	162,823	182,336
	Germany (0.02%)
	IT Services
181	IONOS Group SE	4,911	8,617
	Greece (0.23%)
	Banks
31,080	Alpha Services & Holdings SA	74,838	116,282
	Ireland (0.24%)
	Banks
15,106	AIB Group PLC	121,301	119,600
1,056	Permanent TSB Group Holdings PLC	2,456	2,522
	Total Ireland	123,757	122,122
	Israel (0.13%)
	Banks
3,479	Bank Leumi Le-Israel BM	44,377	64,572
	Italy (0.04%)
	Automobiles
49	Ferrari NV	22,988	21,374
	Spain (1.04%)
	Electric Utilities
29,469	Iberdrola SA	524,795	518,553
	Switzerland (0.01%)
	Pharmaceuticals
15	Galderma Group AG	1,814	2,349
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Shares		Cost	Value
	Common Stock (continued)
	United Kingdom (0.01%)
	Hotels, Restaurants & Leisure
627	Genius Sports Ltd.	$5,330	$7,054
	United States (1.95%)
	Biotechnology
67	Disc Medicine, Inc.	3,685	4,004
	Capital Markets
1,000	ARES Management Corp. Class A	151,500	185,530
4,200	Nasdaq, Inc.	340,284	404,124
	Electric Utilities
219	American Electric Power Co., Inc.	22,338	24,778
	Oil, Gas & Consumable Fuels
6,693	Excelerate Energy, Inc. Class A	177,364	171,742
4,700	Viper Energy, Inc.	209,150	177,002
	Pharmaceuticals
1,444	Haleon PLC	6,389	6,866
	Total United States	910,710	974,046
	Total Common Stock	1,877,229	2,018,023
	Convertible Preferred Stock (1.62%)
	United States (1.62%)
	Aerospace & Defense
6,740	Boeing Co.	488,401	476,518
	Capital Markets
5,791	KKR & Co., Inc. Series D	334,984	332,693
	Total United States	823,385	809,211
	Total Convertible Preferred Stock	823,385	809,211

	Face Amount
		Short-Term Investments + (D) (10.18%)
		United States (10.18%)
		United States Government and Agency Obligations
		U.S. Treasury Bills
USD	1,170,000	5.34%10/16/2025	1,159,543	1,159,531
	3,955,000	7.64%09/02/2025 (A) (F)	3,939,964	3,939,967
			5,099,507	5,099,498
		Total United States	5,099,507	5,099,498
		Total Short-Term Investments	5,099,507	5,099,498

The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (4.95%)
	Foreign Currency Options (0.72%)
55,000	AUD VS JPY	Call	96.08	08/21/2025	$399	$451
380,000	AUD VS JPY	Call	96.20	08/22/2025	2,810	2,982
55,000	AUD VS JPY	Call	96.43	08/27/2025	386	404
55,000	AUD VS JPY	Put	96.08	08/21/2025	399	228
380,000	AUD VS JPY	Put	96.20	08/22/2025	2,810	1,762
55,000	AUD VS JPY	Put	96.43	08/27/2025	386	321
29,000	EUR VS AUD	Call	1.81	08/07/2025	302	10
30,000	EUR VS AUD	Call	1.78	08/14/2025	299	156
29,000	EUR VS AUD	Put	1.81	08/07/2025	302	529
30,000	EUR VS AUD	Put	1.78	08/14/2025	299	205
30,000	EUR VS JPY	Call	171.95	08/21/2025	317	271
30,000	EUR VS JPY	Put	171.95	08/21/2025	317	248
29,000	EUR VS NZD	Call	1.96	08/07/2025	309	33
30,000	EUR VS NZD	Call	1.95	08/14/2025	297	88
29,000	EUR VS NZD	Put	1.96	08/07/2025	309	343
30,000	EUR VS NZD	Put	1.95	08/14/2025	297	320
178,000	EUR VS USD	Call	1.17	08/07/2025	1,877	43
32,000	EUR VS USD	Call	1.14	08/21/2025	594	369
30,000	EUR VS USD	Call	1.17	08/27/2025	291	65
177,000	EUR VS USD	Call	1.18	08/27/2025	1,841	237
30,000	EUR VS USD	Call	1.18	10/08/2025	538	167
1,405,000	EUR VS USD	Call	1.19	04/13/2027	71,310	54,495
178,000	EUR VS USD	Put	1.17	08/07/2025	1,877	4,750
32,000	EUR VS USD	Put	1.14	08/21/2025	594	190
30,000	EUR VS USD	Put	1.17	08/27/2025	291	765
177,000	EUR VS USD	Put	1.18	08/27/2025	1,841	5,620
30,000	EUR VS USD	Put	1.18	10/08/2025	538	953
1,405,000	EUR VS USD	Put	1.19	04/13/2027	88,463	64,303
183,000	GBP VS CHF	Call	1.07	08/05/2025	2,414	643
94,000	GBP VS CHF	Call	1.07	09/02/2025	955	783
183,000	GBP VS CHF	Put	1.07	08/05/2025	2,414	679
94,000	GBP VS CHF	Put	1.07	09/02/2025	955	1,075
185,000	GBP VS JPY	Call	198.79	08/07/2025	2,725	1,296
188,000	GBP VS JPY	Call	198.13	08/14/2025	2,794	2,227
26,000	GBP VS JPY	Call	198.39	08/27/2025	342	345
185,000	GBP VS JPY	Put	198.79	08/07/2025	2,725	1,064
188,000	GBP VS JPY	Put	198.13	08/14/2025	2,794	1,338
26,000	GBP VS JPY	Put	198.39	08/27/2025	342	305
309,000	GBP VS USD	Call	1.32	05/13/2026	11,693	11,114
309,000	GBP VS USD	Put	1.32	05/13/2026	11,693	9,964
60,000	NZD VS USD	Call	0.60	08/14/2025	394	63
60,000	NZD VS USD	Put	0.60	08/14/2025	394	616
252,000	USD VS BRL	Call	5.62	08/14/2025	3,883	2,630
35,000	USD VS BRL	Call	5.69	10/15/2025	943	873
252,000	USD VS BRL	Put	5.62	08/14/2025	3,883	2,493
35,000	USD VS BRL	Put	5.69	10/15/2025	943	800
208,000	USD VS CAD	Call	1.36	08/07/2025	1,457	3,017
52,000	USD VS CAD	Call	1.37	08/14/2025	333	581
42,000	USD VS CAD	Call	1.37	08/21/2025	263	408
52,000	USD VS CAD	Call	1.36	08/22/2025	336	817
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Foreign Currency Options (continued)
206,000	USD VS CAD	Call	1.36	08/22/2025	$1,336	$3,746
36,000	USD VS CAD	Call	1.38	08/26/2025	422	270
35,000	USD VS CAD	Call	1.36	10/10/2025	385	531
413,000	USD VS CAD	Call	1.39	11/26/2025	14,087	3,318
418,000	USD VS CAD	Call	1.35	06/09/2026	9,711	10,764
208,000	USD VS CAD	Put	1.36	08/07/2025	1,457	19
52,000	USD VS CAD	Put	1.37	08/14/2025	333	42
42,000	USD VS CAD	Put	1.37	08/21/2025	263	83
52,000	USD VS CAD	Put	1.36	08/22/2025	336	43
206,000	USD VS CAD	Put	1.36	08/22/2025	1,336	113
36,000	USD VS CAD	Put	1.38	08/26/2025	422	127
35,000	USD VS CAD	Put	1.36	10/10/2025	385	163
413,000	USD VS CAD	Put	1.39	11/26/2025	5,322	6,632
418,000	USD VS CAD	Put	1.35	06/09/2026	9,660	5,790
209,000	USD VS CHF	Call	0.79	08/13/2025	2,008	4,509
45,000	USD VS CHF	Call	0.82	08/19/2025	811	81
209,000	USD VS CHF	Call	0.80	08/27/2025	1,820	2,843
35,000	USD VS CHF	Call	0.78	10/03/2025	634	1,122
209,000	USD VS CHF	Put	0.79	08/13/2025	2,008	163
45,000	USD VS CHF	Put	0.82	08/19/2025	811	775
209,000	USD VS CHF	Put	0.80	08/27/2025	1,820	949
35,000	USD VS CHF	Put	0.78	10/03/2025	634	142
52,000	USD VS CLP	Call	954.35	08/13/2025	795	1,421
52,000	USD VS CLP	Put	954.35	08/13/2025	795	117
52,000	USD VS CNH	Call	7.15	08/21/2025	187	362
52,000	USD VS CNH	Put	7.15	08/21/2025	187	49
52,000	USD VS INR	Call	86.39	08/21/2025	283	765
413,000	USD VS INR	Call	86.22	11/11/2025	9,772	9,373
414,000	USD VS INR	Call	87.42	05/15/2026	8,263	10,576
52,000	USD VS INR	Put	86.39	08/21/2025	283	33
413,000	USD VS INR	Put	86.22	11/11/2025	2,684	1,156
414,000	USD VS INR	Put	87.42	05/15/2026	8,263	3,754
53,000	USD VS KRW	Call	1,391.52	08/14/2025	585	427
53,000	USD VS KRW	Put	1,391.52	08/14/2025	585	305
35,000	USD VS MXN	Call	18.94	10/15/2025	718	633
3,674,000	USD VS MXN	Call	19.50	10/28/2025	40,307	38,905
415,000	USD VS MXN	Call	21.31	03/11/2026	5,615	3,942
35,000	USD VS MXN	Put	18.94	10/15/2025	718	555
52,000	USD VS PLN	Call	3.64	08/12/2025	544	1,282
52,000	USD VS PLN	Put	3.64	08/12/2025	544	32
3,674,000	USD VS ZAR	Call	18.50	10/28/2025	56,506	64,106
	Total Foreign Currency Options				428,603	363,457
	Options on Commodity Indices (0.16%)
8	Platinum Futures	Put	1,400.00	09/17/2025	19,713	50,520
15	Platinum Futures	Put	1,200.00	12/17/2025	20,450	30,375
	Total Options on Commodity Indices				40,163	80,895
	Options on Equity Indices (0.26%)
8	Deutsche Boerse AG German Stock Index	Put	23,400.00	09/19/2025	3,085	2,639
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Options on Equity Indices (continued)
7,244	Euro Stoxx Banks Index	Put	204.00	09/19/2025	$33,079	$19,990
92	iPATH S&P 500 VIX Short-Term Futures ETN	Call	42.00	09/19/2025	35,710	40,480
43,813	S&P 500 Index	Put	5,811.25	09/19/2025	3,155	63
3	S&P 500 Index	Put	6,250.00	09/19/2025	30,244	26,340
1	S&P 500 Index	Put	5,700.00	09/30/2025	10,951	2,980
4	S&P 500 Index	Put	6,200.00	08/15/2025	17,589	10,720
1	S&P 500 Index	Put	6,200.00	08/29/2025	6,809	5,135
2	S&P 500 Index	Put	6,250.00	08/29/2025	9,492	12,400
4	S&P 500 Mini Index	Put	615.00	08/15/2025	1,789	864
44	S&P 500 Mini Index	Put	605.00	08/15/2025	4,154	5,588
139,841	Tokyo Stock Exchange Tokyo Price Index	Put	383.82	08/12/2025	6,991	989
	Total Options on Equity Indices				163,048	128,188
	Options on Exchange Traded Funds (2.71%)
31	ARK Innovation ETF	Put	65.00	08/15/2025	8,008	682
147	ARK Innovation ETF	Put	70.00	08/15/2025	11,525	11,319
4	ARK Innovation ETF	Put	72.00	08/15/2025	509	476
30	Consumer Discretionary Select Sector SPDR Fund	Call	230.00	08/15/2025	5,431	2,550
44	Consumer Discretionary Select Sector SPDR Fund	Call	232.50	08/22/2025	5,162	3,872
10	Industrial Select Sector SPDR Fund	Put	146.00	08/15/2025	1,573	430
98	Invesco QQQ Trust	Put	480.00	01/15/2027	230,090	213,787
78	Invesco QQQ Trust	Put	525.00	12/31/2025	124,748	105,456
18	Invesco QQQ Trust	Call	575.00	08/08/2025	5,484	2,430
37	Invesco QQQ Trust	Call	580.00	08/29/2025	22,582	16,132
54	Invesco QQQ Trust	Put	550.00	08/29/2025	49,357	31,428
5	Invesco QQQ Trust	Put	545.00	08/15/2025	2,391	1,185
13	Invesco QQQ Trust	Put	560.00	08/29/2025	8,560	10,985
37	Invesco QQQ Trust	Call	595.00	09/19/2025	18,956	11,285
110	iShares 20+ Year Treasury Bond ETF	Put	70.00	01/15/2027	19,505	13,090
179	iShares 20+ Year Treasury Bond ETF	Put	83.00	10/17/2025	29,092	16,736
236	iShares 7-10 Year Treasury Bond ETF	Put	92.00	01/16/2026	18,557	16,756
1,063	iShares 7-10 Year Treasury Bond ETF	Call	96.00	08/15/2025	29,037	11,693
480	iShares 7-10 Year Treasury Bond ETF	Put	87.00	01/15/2027	41,432	33,600
2,680	iShares 7-10 Year Treasury Bond ETF	Call	100.00	01/16/2026	164,328	150,080
232	iShares iBoxx $ High Yield Corporate Bond ETF	Put	80.00	09/19/2025	14,449	12,528
178	iShares Russell 2000 ETF	Call	260.00	01/15/2027	171,168	204,166
44	iShares Russell 2000 ETF	Call	230.00	08/15/2025	6,966	3,388
72	iShares Russell 2000 ETF	Call	233.00	08/15/2025	21,047	3,024
13	iShares Russell 2000 ETF	Put	220.00	09/19/2025	7,882	9,211
5	iShares Semiconductor ETF	Put	240.00	08/29/2025	2,206	3,900
156	SPDR S&P 500 ETF Trust	Put	500.00	01/15/2027	268,043	215,904
192	SPDR S&P 500 ETF Trust	Put	575.00	01/16/2026	255,134	204,480
31	SPDR S&P 500 ETF Trust	Put	630.00	08/29/2025	20,005	25,110
8,771	SPDR S&P Regional Banking ETF	Call	66.00	10/17/2025	21,313	7,907
34	VanEck Semiconductor ETF	Put	275.00	08/22/2025	9,639	12,682
	Total Options on Exchange Traded Funds				1,594,179	1,356,272
	Options on Exchange Traded Futures Contracts (0.45%)
101	1 Year Mid-Curve 3 Month SOFR Option	Put	94.63	09/12/2025	20,222	631
43	1 Year Mid-Curve 3 Month SOFR Option	Put	94.38	09/12/2025	3,772	269
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Options on Exchange Traded Futures Contracts (continued)
43	1 Year Mid-Curve 3 Month SOFR Option	Put	94.50	09/12/2025	$5,384	$269
123	3 Month SOFR	Put	95.50	12/12/2025	7,405	1,538
123	3 Month SOFR	Put	96.25	12/12/2025	78,330	106,087
51	3 Month SONIA	Put	95.50	12/12/2025	12,540	422
220	3 Month SONIA	Put	95.20	12/12/2025	98,384	1,820
220	3 Month SONIA	Put	95.80	12/12/2025	253,127	3,639
27	3 Month SONIA	Put	96.00	09/12/2025	17,043	1,563
51	3 Month SONIA	Put	95.90	12/12/2025	31,728	1,687
52	3 Month SONIA	Put	96.50	12/12/2025	46,890	43,439
197	3 Month SONIA	Put	95.85	12/12/2025	9,442	4,888
197	3 Month SONIA	Put	96.25	12/12/2025	47,703	57,028
1	Natural Gas Futures	Call	5.50	10/28/2025	3,893	343
	Total Options on Exchange Traded Futures Contracts				635,863	223,623
	Options on Securities (0.65%)
2	Alphabet, Inc.	Put	180.00	08/15/2025	683	224
25	Alphabet, Inc.	Put	185.00	08/29/2025	6,864	7,350
3	Amazon.com, Inc.	Put	215.00	08/15/2025	647	495
7	Amazon.com, Inc.	Put	220.00	08/15/2025	4,426	1,834
31	Amazon.com, Inc.	Put	217.50	08/01/2025	7,630	3,658
25	Amazon.com, Inc.	Call	245.00	08/15/2025	6,856	11,075
20	Apple, Inc.	Put	200.00	09/19/2025	9,202	11,100
17	ARM Holdings PLC	Call	175.00	08/15/2025	10,143	629
28	Astera Labs, Inc.	Put	83.00	08/01/2025	5,914	140
38	Astera Labs, Inc.	Put	100.00	08/08/2025	14,985	3,268
8	BellRing Brands, Inc.	Put	55.00	08/15/2025	1,906	2,656
8	Best Buy Co., Inc.	Call	75.00	08/15/2025	1,121	48
6	Block, Inc.	Put	64.00	08/01/2025	780	6
4	Block, Inc.	Put	75.00	08/15/2025	1,023	1,300
2	Broadcom, Inc.	Put	260.00	08/01/2025	1,033	10
17	Broadcom, Inc.	Put	270.00	08/29/2025	7,894	7,310
2	Celestica, Inc.	Put	160.00	08/01/2025	1,623	6
1	Celestica, Inc.	Put	155.00	08/15/2025	530	40
2	Celestica, Inc.	Put	167.50	08/08/2025	1,716	64
14	Celestica, Inc.	Put	180.00	08/29/2025	7,202	7,350
13	Celsius Holdings, Inc.	Put	42.50	09/19/2025	4,286	3,185
11	Charter Communications, Inc.	Call	410.00	08/15/2025	12,914	187
9	Charter Communications, Inc.	Call	420.00	08/15/2025	8,672	72
26	Charter Communications, Inc.	Call	350.00	08/15/2025	6,678	520
14	Charter Communications, Inc.	Call	360.00	12/19/2025	17,726	7,098
91	Chipotle Mexican Grill, Inc.	Put	42.50	09/19/2025	6,393	13,377
10	Coherent Corp.	Put	250.00	09/19/2025	3,099	6,400
66	Comcast Corp.	Put	32.00	08/15/2025	3,305	1,386
5	Confluent, Inc.	Call	31.00	08/15/2025	482	25
155	Coterra Energy, Inc.	Call	28.00	01/16/2026	14,154	12,400
117	Coupang, Inc.	Call	33.00	08/15/2025	4,600	2,808
17	Dick's Sporting Goods, Inc.	Call	220.00	08/15/2025	7,563	3,400
2	DoorDash, Inc.	Put	230.00	09/19/2025	2,315	1,550
7	Duolingo, Inc.	Put	330.00	08/15/2025	9,311	14,161
18	Electronic Arts, Inc.	Call	160.00	09/19/2025	5,009	3,825
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Options on Securities (continued)
4	Five Below, Inc.	Put	135.00	09/19/2025	$3,653	$3,640
20	Foot Locker, Inc.	Put	20.00	01/16/2026	1,561	1,450
1	HubSpot, Inc.	Put	500.00	08/15/2025	1,853	1,652
29	Lam Research Corp.	Call	103.00	08/15/2025	6,302	1,262
14	McDonald's Corp.	Call	315.00	08/08/2025	2,970	1,610
6	Meta Platforms, Inc.	Put	680.00	08/01/2025	5,238	54
14	Microsoft Corp.	Put	495.00	08/01/2025	4,959	126
1	Microsoft Corp.	Put	500.00	08/15/2025	736	100
12	MongoDB, Inc.	Call	245.00	08/15/2025	6,901	7,920
2	MongoDB, Inc.	Call	265.00	08/15/2025	895	434
6	NVIDIA Corp.	Put	157.50	08/01/2025	1,448	30
7	NVIDIA Corp.	Put	160.00	10/17/2025	7,130	3,766
2	NVIDIA Corp.	Call	175.00	08/01/2025	732	714
32	NVIDIA Corp.	Put	167.50	08/15/2025	7,029	5,408
51	NVIDIA Corp.	Call	187.50	08/15/2025	10,820	8,160
47	ON Semiconductor Corp.	Put	56.00	08/08/2025	8,668	12,385
6	O'Reilly Automotive, Inc.	Put	93.33	08/15/2025	1,490	150
22	Palantir Technologies, Inc.	Put	145.00	08/08/2025	8,230	8,910
18	QUALCOMM, Inc.	Call	165.00	08/01/2025	4,143	54
13	Reddit, Inc.	Put	138.00	08/01/2025	6,223	3,575
3	Reddit, Inc.	Put	140.00	09/19/2025	3,700	2,400
2	Shopify, Inc.	Put	107.00	08/01/2025	569	3
19	Snowflake, Inc.	Call	230.00	08/15/2025	6,663	8,892
35	SolarEdge Technologies, Inc.	Call	37.50	03/20/2026	24,875	12,722
39	SolarEdge Technologies, Inc.	Call	32.50	03/20/2026	26,954	19,597
1	Spotify Technology SA	Put	610.00	09/19/2025	2,200	2,520
7	Spotify Technology SA	Put	590.00	08/29/2025	8,748	7,707
69	Sunrun, Inc.	Call	13.00	03/20/2026	17,479	14,179
72	Sunrun, Inc.	Call	12.00	03/20/2026	17,728	16,920
55	Super Micro Computer, Inc.	Put	43.00	08/01/2025	9,645	55
2	Super Micro Computer, Inc.	Call	56.00	08/01/2025	145	630
1	Taiwan Semiconductor Manufacturing Co. Ltd.	Put	235.00	08/15/2025	296	372
17	Taiwan Semiconductor Manufacturing Co. Ltd.	Put	230.00	08/29/2025	6,509	7,310
1	Talen Energy Corp.	Put	260.00	08/01/2025	914	71
28	Tesla, Inc.	Put	290.00	08/15/2025	13,686	12,600
1	Tesla, Inc.	Put	290.00	08/29/2025	867	810
11	Tesla, Inc.	Call	340.00	08/29/2025	10,988	6,820
23	T-Mobile U.S., Inc.	Put	230.00	08/29/2025	5,533	6,417
4	Trade Desk, Inc.	Call	89.00	08/15/2025	1,885	2,200
2	Twilio, Inc.	Call	128.00	08/01/2025	557	482
24	Unity Software, Inc.	Call	40.00	08/15/2025	8,073	2,208
18	Verint Systems, Inc.	Call	22.50	08/15/2025	1,932	828
24	Vertiv Holdings Co.	Put	133.00	08/29/2025	9,174	7,776
	Total Options on Securities				468,786	323,876
	Total Purchased Options Contracts				3,330,642	2,476,311

The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
	Notional		Exercise Rate	Expiration Date	Cost	Value
		Purchased Swaptions Contracts (5.90%)
EUR	1,632,128	10YR Interest Rate Swap Pay EUR Put	2.63%	10/23/2025	$17,994	$21,588
	1,636,706	10YR Interest Rate Swap Pay EUR Put	2.63%	10/23/2025	17,840	21,648
	8,409,009	10YR Interest Rate Swap Pay EUR Put	2.52%	01/09/2035	641,187	822,905
	1,632,128	10YR Interest Rate Swap Receive EUR Call	2.63%	10/23/2025	17,994	11,697
	1,636,706	10YR Interest Rate Swap Receive EUR Call	2.63%	10/23/2025	17,840	11,729
	8,409,009	10YR Interest Rate Swap Receive EUR Call	2.52%	01/09/2035	641,187	448,223
GBP	13,134,249	1YR Interest Rate Swap Pay GBP Put	3.72%	04/28/2026	38,286	20,256
	13,176,596	1YR Interest Rate Swap Pay GBP Put	3.72%	04/28/2026	40,189	20,371
	13,177,919	1YR Interest Rate Swap Pay GBP Put	3.72%	04/28/2026	38,216	20,319
	12,644,609	1YR Interest Rate Swap Pay GBP Put	3.77%	07/17/2026	26,870	22,741
	25,371,266	1YR Interest Rate Swap Pay GBP Put	3.77%	07/17/2026	53,280	45,608
USD	14,215,000	1YR Interest Rate Swap Pay USD Put	3.75%	05/20/2026	35,538	25,453
	28,471,000	1YR Interest Rate Swap Pay USD Put	3.75%	05/20/2026	81,854	51,331
	9,064,000	1YR Interest Rate Swap Pay USD Put	3.20%	07/17/2026	39,882	40,155
	9,117,000	1YR Interest Rate Swap Pay USD Put	3.20%	07/17/2026	35,556	40,213
EUR	286,138	20YR Interest Rate Swap Pay EUR Put	2.58%	03/13/2035	36,411	42,328
	286,138	20YR Interest Rate Swap Pay EUR Put	2.58%	03/13/2035	36,053	42,252
	543,661	20YR Interest Rate Swap Pay EUR Put	2.99%	07/30/2035	68,365	67,449
	286,137	20YR Interest Rate Swap Receive EUR Call	2.58%	03/13/2035	36,411	28,986
	286,138	20YR Interest Rate Swap Receive EUR Call	2.58%	03/13/2035	36,053	28,910
	543,661	20YR Interest Rate Swap Receive EUR Call	2.99%	07/30/2035	68,365	68,724
	10,901,839	2YR Interest Rate Swap Pay EUR Put	2.19%	01/26/2026	27,636	26,665
	5,459,503	2YR Interest Rate Swap Pay EUR Put	2.75%	07/28/2027	27,570	27,565
USD	1,245,000	2YR Interest Rate Swap Pay USD Put	4.00%	04/22/2027	10,396	6,379
	1,247,000	2YR Interest Rate Swap Pay USD Put	4.00%	04/22/2027	8,542	6,271
EUR	1,905,676	30YR Interest Rate Swap Pay EUR Put	2.75%	09/30/2025	22,747	28,428
USD	1,359,000	30YR Interest Rate Swap Pay USD Put	4.40%	01/25/2027	110,147	68,935
EUR	1,905,676	30YR Interest Rate Swap Receive EUR Call	2.75%	09/30/2025	22,747	(8,406)
USD	1,000,000	30YR Interest Rate Swap Receive USD Call	3.50%	12/04/2025	14,500	6,197
	1,004,000	30YR Interest Rate Swap Receive USD Call	3.50%	12/04/2025	15,813	6,241
	1,359,000	30YR Interest Rate Swap Receive USD Call	4.40%	01/25/2027	110,147	150,565
	27,294,000	30YR Interest Rate Swap Receive USD Call	0.99%	07/21/2027	98,941	84,562
EUR	2,713,728	5YR Interest Rate Swap Pay EUR Put	2.66%	01/08/2030	83,583	93,273
	2,877,399	5YR Interest Rate Swap Pay EUR Put	2.66%	01/08/2030	91,825	99,185
	2,878,543	5YR Interest Rate Swap Pay EUR Put	2.66%	01/10/2035	91,574	99,199
JPY	3,238,593	5YR Interest Rate Swap Pay JPY Put	1.42%	01/09/2030	59,882	74,189
	1,310,615	5YR Interest Rate Swap Pay JPY Put	1.45%	02/05/2030	23,526	29,671
EUR	2,713,728	5YR Interest Rate Swap Receive EUR Call	2.66%	01/08/2030	83,583	57,970
	2,877,399	5YR Interest Rate Swap Receive EUR Call	2.66%	01/08/2030	91,825	61,754
	2,878,543	5YR Interest Rate Swap Receive EUR Call	2.66%	01/08/2030	91,574	61,753
JPY	3,238,593	5YR Interest Rate Swap Receive JPY Call	1.42%	01/09/2030	59,882	47,236
	1,310,615	5YR Interest Rate Swap Receive JPY Call	1.45%	02/05/2030	23,526	19,875
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
	Notional		Exercise Rate	Expiration Date	Cost	Value
		Purchased Swaptions Contracts (continued)
EUR	2,385,000	iTraxx Europe Series 43 Version 1 Put	60.00%	10/15/2025	$3,586	$3,994
		Total Purchased Swaptions Contracts			3,198,923	2,954,387
		Total Investments (376.04%)			$190,321,231	$188,315,572
		Net Other Assets and Other Liabilities ((276.04)%)				$(138,236,463)
		Net Assets (100.00%)				$50,079,109
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

#	Amount rounds to less than 0.005% of the Fund's total value of net assets.
*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of July 31, 2025.
~	Perpetual Maturity. Maturity date presented represents the next call date.
+	Zero-coupon bond. Rate represents annualized yield at date of purchase.
±	When Issued Security.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
(A)
At July 31, 2025, security (or a portion thereof) was pledged as collateral for securities sold short.  The aggregate value of securities pledged as collateral for securities sold short is $6,916,631, which represents 13.40% of net assets.

(B)
Security purchased under forward delivery commitments due within 60 days after October 31, 2025. The purchase price of the security and the date of delivery were fixed at the time the transaction was negotiated.

(C)	Due to deposit rate cuts by central banks, rates may be negative.
(D)
At July 31, 2025, security (or a portion thereof) was pledged as collateral for OTC derivatives.  The aggregate value of securities pledged as collateral for open swap contracts is $5,676,038, which represents % of net assets.

(E)
At July 31, 2025, security (or a portion thereof) was pledged as collateral for open futures contracts.  The aggregate value of securities pledged as collateral for open futures contracts is $24,781, which represents 0.05% of net assets.

(F)
At July 31, 2025, security (or a portion thereof) was pledged as collateral for open swap contracts.  The aggregate value of securities pledged as collateral for open swap contracts is $1,892,798, which represents 3.67% of net assets.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
ARM	Adjustable Rate Mortgage
CPI	Consumer Price Index
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership
OAT	French Treasury Bond
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025

Concentration by Industry
Industry	% of Net Assets	Value
Foreign Government Obligations	297.81%	$149,139,783
United States Government and Agency Obligations	19.41	9,721,813
Financial	11.59	5,803,935
Communications	7.11	3,564,788
Consumer Non-cyclical	6.01	3,009,547
Purchased Swaptions Contracts	5.90	2,954,387
Energy	5.65	2,829,713
Consumer Cyclical	3.52	1,761,674
Technology	3.33	1,663,274
Options on Exchange Traded Funds	2.71	1,356,272
Industrial	2.14	1,072,005
Basic Materials	2.13	1,069,730
Capital Markets	1.85	922,347
Electric Utilities	1.09	543,331
Aerospace & Defense	0.95	476,518
Utilities	0.84	421,378
Foreign Currency Options	0.72	363,457
Oil, Gas & Consumable Fuels	0.70	348,744
Options on Securities	0.65	323,876
Banks	0.60	302,976
Options on Exchange Traded Futures Contracts	0.45	223,623
Options on Equity Indices	0.26	128,188
Commercial Services & Supplies	0.19	94,796
Ground Transportation	0.16	82,812
Options on Commodity Indices	0.16	80,895
Automobiles	0.04	21,374
Pharmaceuticals	0.03	13,943
IT Services	0.02	8,617
Hotels, Restaurants & Leisure	0.01	7,054
Biotechnology	0.01	4,004
Trading Companies & Distributors	0.00#	718
Total Investments	376.04	188,315,572
Net Other Assets and Other Liabilities	(276.04)	(138,236,463)
Net Assets	100.00%	$50,079,109

#	Amount rounds to less than 0.005% of the Fund's total value of net assets.
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025

	Face Amount				Proceeds	Value
		Securities Sold Short (30.40%)
		Corporate Obligations (20.74%)
		France (2.21%)
		Financial
EUR	200,000	Banque Federative du Credit Mutuel SA REG S	4.38%	01/11/2034	$213,652	$235,880
	400,000	BNP Paribas SA REG S	4.13%	05/24/2033	438,062	487,114
	300,000	Societe Generale SA REG S	5.63%	06/02/2033	344,749	382,225
		Total France			996,463	1,105,219
		Germany (0.48%)
		Consumer Non-cyclical
USD	225,000	Bayer U.S. Finance LLC 144A	6.88%	11/21/2053	240,352	239,459
		Luxembourg (0.40%)
		Basic Materials
	200,000	INEOS Finance PLC 144A	7.50%	04/15/2029	188,758	199,026
		Saudi Arabia (0.74%)
		Financial
	425,000	Gaci First Investment Co. REG S	5.13%	02/14/2053	358,798	370,281
		Spain (0.48%)
		Financial
EUR	200,000	Banco Santander SA REG S	4.13%	04/22/2034	220,407	240,370
		United Kingdom (0.99%)
		Communications
USD	200,000	Vmed O2 U.K. Financing I PLC 144A	7.75%	04/15/2032	202,848	208,841
		Financial
EUR	250,000	Barclays PLC REG S *	3.94%	01/31/2036	265,467	289,985
		Total United Kingdom			468,315	498,826
		United States (15.44%)
		Basic Materials
USD	515,000	Chemours Co. 144A	4.63%	11/15/2029	456,862	437,144
	435,000	Cleveland-Cliffs, Inc. 144A	7.00%	03/15/2032	415,168	425,478
	325,000	Cleveland-Cliffs, Inc. 144A	7.38%	05/01/2033	311,813	316,990
	600,000	Olympus Water U.S. Holding Corp. 144A	7.25%	06/15/2031	594,003	613,818
		Communications
	470,000	Sirius XM Radio LLC 144A	3.88%	09/01/2031	394,355	415,486
	400,000	Uber Technologies, Inc.	5.35%	09/15/2054	368,503	374,166
		Consumer Cyclical
	550,000	Carnival Corp. 144A	6.13%	02/15/2033	544,755	563,062
	125,000	MGM Resorts International	6.50%	04/15/2032	123,484	127,122
		Consumer Non-cyclical
	100,000	Champions Financing, Inc. 144A	8.75%	02/15/2029	93,619	92,776
	770,000	CVS Health Corp.	6.05%	06/01/2054	741,853	753,609
	350,000	HCA, Inc.	6.20%	03/01/2055	334,549	349,827
	360,000	ZipRecruiter, Inc. 144A	5.00%	01/15/2030	307,242	273,123
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
	Face Amount				Proceeds	Value
		Securities Sold Short (continued)
		Corporate Obligations (continued)
		United States (continued)
		Energy
USD	43,000	Helmerich & Payne, Inc.	4.85%	12/01/2029	$41,430	$41,577
	300,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A	7.25%	02/15/2035	295,913	292,910
	228,000	Nabors Industries, Inc. 144A	9.13%	01/31/2030	207,755	226,120
	63,000	Venture Global LNG, Inc. 144A	7.00%	01/15/2030	63,095	63,982
	177,000	Venture Global LNG, Inc. 144A	8.38%	06/01/2031	181,920	183,322
	86,000	Venture Global LNG, Inc. 144A	9.88%	02/01/2032	92,436	92,897
	77,000	Vital Energy, Inc. 144A	7.88%	04/15/2032	64,211	67,729
		Financial
	735,000	Goldman Sachs Group, Inc.*	5.73%	01/28/2056	721,380	739,137
	250,000	OneMain Finance Corp.	6.75%	03/15/2032	246,783	254,298
		Industrial
	650,000	Boeing Co.	6.86%	05/01/2054	681,163	715,814
		Utilities
	125,000	Constellation Energy Generation LLC	6.50%	10/01/2053	131,992	135,415
	175,000	NRG Energy, Inc. 144A	6.25%	11/01/2034	174,572	177,597
		Total United States			7,588,856	7,733,399
		Total Corporate Obligations			10,061,949	10,386,580
		Foreign Government Obligations (9.61%)
		Bulgaria (0.94%)
EUR	150,000	Bulgaria Government International Bonds REG S	4.88%	05/13/2036	175,140	190,578
	200,000	Bulgaria Government International Bonds REG S Series 20YR	4.25%	09/05/2044	216,251	230,746
	75,000	Bulgaria Government International Bonds REG S Series 30YR	1.38%	09/23/2050	48,088	51,049
		Total Bulgaria			439,479	472,373
		Colombia (0.80%)
USD	200,000	Colombia Government International Bonds	8.38%	11/07/2054	192,512	195,600
	200,000	Colombia Government International Bonds	8.75%	11/14/2053	202,300	204,400
		Total Colombia			394,812	400,000
		Dominican Republic (0.38%)
	200,000	Dominican Republic International Bonds REG S	6.40%	06/05/2049	187,137	191,425
		Germany (1.49%)
EUR	400,000	Deutsche Bank AG REG S *	4.50%	07/12/2035	440,482	482,600
USD	255,000	IHO Verwaltungs GmbH 144A PIK	7.75%	11/15/2030	254,542	262,163
		Total Germany			695,024	744,763
		Indonesia (0.78%)
	400,000	Indonesia Government International Bonds REG S	5.25%	01/08/2047	369,915	391,600
		Oman (0.86%)
	400,000	Oman Government International Bonds REG S	6.75%	01/17/2048	415,509	432,600
		Panama (0.80%)
	600,000	Panama Government International Bonds	4.50%	04/01/2056	391,731	400,561
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
	Face Amount				Proceeds	Value
		Securities Sold Short (continued)
		Foreign Government Obligations (continued)
		Peru (0.24%)
USD	125,000	Peru Government International Bonds	5.88%	08/08/2054	$119,507	$121,000
		Philippines (0.28%)
	200,000	Philippines Government International Bonds	2.95%	05/05/2045	137,735	139,000
		Poland (0.14%)
EUR	60,000	Republic of Poland Government International Bonds REG S Series 10YR	3.63%	01/11/2034	63,788	70,233
		Qatar (1.13%)
USD	200,000	Qatar Government International Bonds REG S	4.82%	03/14/2049	182,752	184,603
	400,000	Qatar Government International Bonds REG S	5.10%	04/23/2048	376,165	384,094
		Total Qatar			558,917	568,697
		Romania (0.22%)
	56,000	Romania Government International Bonds REG S	6.13%	01/22/2044	51,196	51,738
	54,000	Romania Government International Bonds REG S	7.63%	01/17/2053	55,189	56,797
		Total Romania			106,385	108,535
		Saudi Arabia (1.55%)
	800,000	Saudi Government International Bonds REG S	5.75%	01/16/2054	746,007	774,400
		Total Foreign Government Obligations			4,625,946	4,815,187

Units

	Closed End Funds (0.05%)
	United Kingdom (0.05%)
	Capital Markets
1,590	Scottish Mortgage Investment Trust PLC	21,895	22,973
	Total Securities Sold Short	$14,709,790	$15,224,740
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of July 31, 2025.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
GmbH	German Company with Limited Liability
LLC	Limited Liability Company
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025

Concentration by Industry
Industry	% of Net Assets	Value
Foreign Government Obligations	9.61%	$4,815,187
Financial	5.99	2,999,290
Basic Materials	3.98	1,992,456
Consumer Non-cyclical	3.41	1,708,794
Communications	1.99	998,493
Energy	1.93	968,537
Industrial	1.43	715,814
Consumer Cyclical	1.38	690,184
Utilities	0.63	313,012
Capital Markets	0.05	22,973
Total Securities Sold Short	30.40%	$15,224,740
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Australian Dollar	BUY	$4,135,707	1.54	08/05/2025	$27,944
Australian Dollar	BUY	801,861	1.54	08/05/2025	5,418
Australian Dollar	BUY	616,450	1.54	08/05/2025	4,793
Australian Dollar	BUY	164,548	1.54	08/05/2025	1,654
Australian Dollar	BUY	159,705	1.53	08/05/2025	1,961
Australian Dollar	BUY	142,043	1.51	08/05/2025	3,615
Australian Dollar	BUY	138,245	1.52	08/05/2025	3,037
Australian Dollar	BUY	137,827	1.52	08/05/2025	2,619
Australian Dollar	BUY	123,948	1.53	08/05/2025	1,616
Australian Dollar	BUY	101,720	1.52	08/05/2025	1,924
Australian Dollar	BUY	101,303	1.53	08/05/2025	1,506
Australian Dollar	BUY	101,162	1.53	08/05/2025	1,365
Australian Dollar	BUY	95,055	1.53	08/05/2025	1,696
Australian Dollar	BUY	94,719	1.53	08/05/2025	1,361
Australian Dollar	BUY	87,988	1.53	08/05/2025	1,068
Australian Dollar	BUY	87,548	1.54	08/05/2025	628
Australian Dollar	BUY	81,728	1.53	08/05/2025	1,247
Australian Dollar	BUY	27,967	1.54	08/05/2025	281
Australian Dollar	BUY	44,621	1.52	08/29/2025	821
Australian Dollar	BUY	35,106	1.52	08/29/2025	646
Australian Dollar	BUY	7,874	1.52	08/29/2025	145
Australian Dollar	BUY	3,281	1.52	08/29/2025	60
Australian Dollar	BUY	27,888	1.54	09/02/2025	188
Australian Dollar	BUY	32,670	1.53	09/17/2025	452
Australian Dollar	BUY	29,403	1.53	09/17/2025	406
Australian Dollar	BUY	26,084	1.53	09/17/2025	310
Australian Dollar	BUY	9,801	1.53	09/17/2025	135
Australian Dollar	BUY	6,534	1.53	09/17/2025	91
Australian Dollar	BUY	6,462	1.55	09/17/2025	18
Australian Dollar	BUY	3,276	1.53	09/17/2025	54
Australian Dollar	SELL	77,275	1.55	09/02/2025	27
Brazilian Real	BUY	2,488,834	5.54	08/04/2025	27,482
Brazilian Real	BUY	812,214	5.54	08/04/2025	8,256
Brazilian Real	BUY	637,778	5.53	08/04/2025	8,151
Brazilian Real	BUY	266,582	5.53	08/04/2025	3,121
Brazilian Real	BUY	244,242	5.47	08/04/2025	5,788
Brazilian Real	BUY	172,748	5.46	08/04/2025	4,133
Brazilian Real	BUY	160,761	5.60	08/04/2025	5
Brazilian Real	BUY	143,372	5.54	08/04/2025	1,371
Brazilian Real	BUY	125,701	5.53	08/04/2025	1,562
Brazilian Real	BUY	124,136	5.56	08/04/2025	890
Brazilian Real	BUY	121,063	5.49	08/04/2025	2,282
Brazilian Real	BUY	120,985	5.58	08/04/2025	418
Brazilian Real	BUY	83,423	5.57	08/04/2025	366
Brazilian Real	BUY	4,424	5.65	09/17/2025	8
Brazilian Real	BUY	889	5.63	09/17/2025	6
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Brazilian Real	SELL	$403,106	5.60	08/04/2025	$212
Brazilian Real	SELL	122,186	5.61	08/04/2025	167
Brazilian Real	SELL	121,856	5.62	08/04/2025	497
Brazilian Real	SELL	1,410,547	5.64	09/03/2025	85
Brazilian Real	SELL	14,176	5.64	09/03/2025	1
Brazilian Real	SELL	1,772	5.64	09/03/2025	0
Brazilian Real	SELL	21,916	5.70	09/17/2025	163
Canadian Dollar	BUY	895,756	1.38	08/05/2025	2,307
Canadian Dollar	BUY	268,087	1.36	08/05/2025	4,031
Canadian Dollar	BUY	193,657	1.38	08/05/2025	499
Canadian Dollar	BUY	182,938	1.37	08/05/2025	2,078
Canadian Dollar	BUY	158,442	1.36	08/05/2025	2,902
Canadian Dollar	BUY	143,285	1.36	08/05/2025	2,215
Canadian Dollar	BUY	139,495	1.36	08/05/2025	2,041
Canadian Dollar	BUY	138,171	1.38	08/05/2025	717
Canadian Dollar	BUY	136,309	1.36	08/05/2025	2,473
Canadian Dollar	BUY	109,615	1.37	08/05/2025	1,099
Canadian Dollar	BUY	106,559	1.36	08/05/2025	1,660
Canadian Dollar	BUY	102,504	1.37	08/05/2025	1,222
Canadian Dollar	BUY	102,445	1.37	08/05/2025	1,163
Canadian Dollar	BUY	95,136	1.37	08/05/2025	1,088
Canadian Dollar	BUY	91,898	1.36	08/05/2025	1,468
Canadian Dollar	BUY	80,402	1.37	08/05/2025	824
Canadian Dollar	BUY	80,211	1.37	08/05/2025	632
Canadian Dollar	BUY	80,207	1.37	08/05/2025	629
Canadian Dollar	BUY	80,198	1.37	08/05/2025	620
Canadian Dollar	BUY	65,679	1.37	08/05/2025	570
Canadian Dollar	BUY	36,402	1.37	08/05/2025	230
Canadian Dollar	BUY	100,999	1.37	08/29/2025	1,047
Canadian Dollar	BUY	51,231	1.37	08/29/2025	531
Canadian Dollar	BUY	38,058	1.37	08/29/2025	394
Canadian Dollar	BUY	13,979	1.37	08/29/2025	145
Canadian Dollar	BUY	152,321	1.38	09/02/2025	189
Canadian Dollar	BUY	79,781	1.38	09/02/2025	94
Canadian Dollar	BUY	106,430	1.36	09/17/2025	1,310
Canadian Dollar	SELL	123,031	1.38	09/02/2025	123
Chilean Peso	BUY	525,151	976.30	08/05/2025	1,491
Chilean Peso	BUY	302,695	949.80	08/05/2025	9,052
Chilean Peso	BUY	211,042	944.60	08/05/2025	7,432
Chilean Peso	BUY	136,940	969.03	08/05/2025	1,406
Chilean Peso	BUY	92,410	951.20	08/05/2025	2,631
Chilean Peso	BUY	92,390	951.40	08/05/2025	2,612
Chilean Peso	BUY	75,773	947.12	08/05/2025	2,473
Chilean Peso	BUY	71,648	946.00	08/05/2025	2,421
Chilean Peso	BUY	63,313	944.60	08/05/2025	2,230
Chilean Peso	BUY	5,879	935.50	08/05/2025	262
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Chilean Peso	BUY	$5,860	938.58	08/05/2025	$242
Chilean Peso	BUY	11,267	976.31	09/02/2025	32
Chinese Yuan Renminbi	BUY	805,390	7.15	08/05/2025	6,172
Chinese Yuan Renminbi	BUY	626,149	7.18	08/05/2025	2,532
Chinese Yuan Renminbi	BUY	557,154	7.16	08/05/2025	3,721
Chinese Yuan Renminbi	BUY	370,850	7.18	08/05/2025	1,757
Chinese Yuan Renminbi	BUY	363,007	7.17	08/05/2025	2,235
Chinese Yuan Renminbi	BUY	256,378	7.17	08/05/2025	1,438
Chinese Yuan Renminbi	BUY	250,547	7.18	08/05/2025	1,017
Chinese Yuan Renminbi	BUY	250,515	7.18	08/05/2025	985
Chinese Yuan Renminbi	BUY	247,251	7.17	08/05/2025	1,188
Chinese Yuan Renminbi	BUY	235,967	7.17	08/05/2025	1,417
Chinese Yuan Renminbi	BUY	182,929	7.14	08/05/2025	1,642
Chinese Yuan Renminbi	BUY	180,437	7.15	08/05/2025	1,507
Chinese Yuan Renminbi	BUY	170,321	7.18	08/05/2025	685
Chinese Yuan Renminbi	BUY	148,926	7.15	08/05/2025	1,205
Chinese Yuan Renminbi	BUY	143,874	7.15	08/05/2025	1,285
Chinese Yuan Renminbi	BUY	121,525	7.15	08/05/2025	991
Chinese Yuan Renminbi	BUY	115,452	7.15	08/05/2025	1,021
Chinese Yuan Renminbi	BUY	111,768	7.14	08/05/2025	1,081
Chinese Yuan Renminbi	BUY	111,654	7.15	08/05/2025	968
Chinese Yuan Renminbi	BUY	109,901	7.15	08/05/2025	879
Chinese Yuan Renminbi	BUY	95,574	7.17	08/05/2025	561
Chinese Yuan Renminbi	BUY	93,762	7.15	08/05/2025	829
Chinese Yuan Renminbi	BUY	87,294	7.15	08/05/2025	742
Chinese Yuan Renminbi	BUY	54,036	7.18	08/05/2025	218
Chinese Yuan Renminbi	BUY	873,467	7.19	09/02/2025	1,025
Chinese Yuan Renminbi	BUY	476,880	7.18	09/02/2025	762
Chinese Yuan Renminbi	BUY	313,563	7.19	09/02/2025	368
Chinese Yuan Renminbi	BUY	289,060	7.18	09/02/2025	470
Chinese Yuan Renminbi	BUY	289,020	7.18	09/02/2025	430
Chinese Yuan Renminbi	BUY	187,803	7.18	09/02/2025	275
Chinese Yuan Renminbi	BUY	125,442	7.19	09/02/2025	150
Chinese Yuan Renminbi	BUY	117,184	7.19	09/02/2025	135
Chinese Yuan Renminbi	BUY	79,556	7.18	09/02/2025	180
Chinese Yuan Renminbi	BUY	76,663	7.18	09/02/2025	110
Chinese Yuan Renminbi	BUY	63,046	7.19	09/02/2025	74
Colombian Peso	BUY	249,784	4,053.01	08/05/2025	6,749
Colombian Peso	BUY	163,409	4,062.56	08/05/2025	4,043
Colombian Peso	BUY	163,269	4,066.03	08/05/2025	3,902
Colombian Peso	BUY	113,941	4,053.01	08/05/2025	3,079
Colombian Peso	BUY	113,409	4,071.99	08/05/2025	2,547
Colombian Peso	BUY	109,409	4,080.97	08/05/2025	2,221
Colombian Peso	BUY	98,085	4,066.03	08/05/2025	2,344
Colombian Peso	BUY	83,067	4,062.56	08/05/2025	2,055
Colombian Peso	BUY	75,939	4,058.44	08/05/2025	1,952
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Colombian Peso	BUY	$37,776	4,060.42	08/05/2025	$953
Colombian Peso	BUY	18,828	4,073.49	08/05/2025	416
Colombian Peso	SELL	770,098	4,183.93	09/02/2025	1,050
Czech Koruna	BUY	273,746	21.33	08/05/2025	1,972
Czech Koruna	BUY	172,403	21.06	08/05/2025	3,446
Czech Koruna	BUY	163,334	21.37	08/05/2025	894
Czech Koruna	BUY	163,310	21.37	08/05/2025	869
Czech Koruna	BUY	138,341	21.11	08/05/2025	2,431
Czech Koruna	BUY	120,667	21.05	08/05/2025	2,443
Czech Koruna	BUY	119,550	21.33	08/05/2025	861
Czech Koruna	BUY	94,423	21.18	08/05/2025	1,334
Czech Koruna	BUY	89,266	21.17	08/05/2025	1,296
Czech Koruna	BUY	83,142	21.29	08/05/2025	758
Czech Koruna	BUY	136,672	21.44	09/02/2025	190
Czech Koruna	SELL	79,107	21.49	09/02/2025	81
Danish Krone	BUY	21,573	6.49	08/29/2025	60
Danish Krone	BUY	1,262	6.34	08/29/2025	33
Euro	BUY	8,574,983	0.86	08/05/2025	139,094
Euro	BUY	1,397,749	0.86	08/05/2025	13,897
Euro	BUY	657,377	0.86	08/05/2025	10,663
Euro	BUY	655,050	0.86	08/05/2025	10,625
Euro	BUY	564,630	0.85	08/05/2025	12,920
Euro	BUY	563,885	0.85	08/05/2025	12,176
Euro	BUY	469,993	0.85	08/05/2025	12,143
Euro	BUY	460,995	0.85	08/05/2025	12,302
Euro	BUY	312,338	0.85	08/05/2025	7,868
Euro	BUY	276,668	0.86	08/05/2025	5,392
Euro	BUY	239,704	0.86	08/05/2025	2,766
Euro	BUY	234,692	0.86	08/05/2025	2,333
Euro	BUY	219,421	0.86	08/05/2025	3,086
Euro	BUY	218,738	0.86	08/05/2025	3,548
Euro	BUY	199,432	0.86	08/05/2025	3,701
Euro	BUY	189,470	0.86	08/05/2025	2,896
Euro	BUY	186,665	0.86	08/05/2025	3,525
Euro	BUY	160,271	0.85	08/05/2025	4,602
Euro	BUY	158,706	0.85	08/05/2025	4,181
Euro	BUY	146,357	0.85	08/05/2025	3,279
Euro	BUY	144,856	0.86	08/05/2025	2,350
Euro	BUY	137,952	0.86	08/05/2025	1,741
Euro	BUY	137,523	0.85	08/05/2025	3,602
Euro	BUY	129,283	0.85	08/05/2025	3,375
Euro	BUY	129,180	0.85	08/05/2025	3,271
Euro	BUY	129,148	0.86	08/05/2025	2,095
Euro	BUY	124,514	0.86	08/05/2025	2,039
Euro	BUY	116,292	0.85	08/05/2025	2,974
Euro	BUY	113,686	0.86	08/05/2025	1,513
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Euro	BUY	$111,122	0.85	08/05/2025	$2,383
Euro	BUY	109,884	0.86	08/05/2025	2,289
Euro	BUY	108,023	0.85	08/05/2025	2,717
Euro	BUY	107,091	0.86	08/05/2025	1,786
Euro	BUY	102,276	0.85	08/05/2025	2,694
Euro	BUY	85,735	0.85	08/05/2025	2,177
Euro	BUY	84,397	0.86	08/05/2025	839
Euro	BUY	63,338	0.85	08/05/2025	1,528
Euro	BUY	52,572	0.86	08/05/2025	1,064
Euro	BUY	47,703	0.86	08/05/2025	774
Euro	BUY	47,011	0.85	08/05/2025	1,226
Euro	BUY	44,685	0.85	08/05/2025	1,189
Euro	BUY	44,213	0.86	08/05/2025	717
Euro	BUY	43,319	0.85	08/05/2025	968
Euro	BUY	41,091	0.85	08/05/2025	1,029
Euro	BUY	40,879	0.86	08/05/2025	817
Euro	BUY	36,280	0.85	08/05/2025	797
Euro	BUY	36,267	0.85	08/05/2025	784
Euro	BUY	35,431	0.85	08/05/2025	1,092
Euro	BUY	29,248	0.85	08/05/2025	632
Euro	BUY	25,843	0.85	08/05/2025	661
Euro	BUY	22,319	0.85	08/05/2025	571
Euro	BUY	21,110	0.85	08/05/2025	506
Euro	BUY	20,810	0.86	08/05/2025	207
Euro	BUY	19,985	0.85	08/05/2025	526
Euro	BUY	18,809	0.85	08/05/2025	495
Euro	BUY	13,003	0.85	08/05/2025	412
Euro	BUY	12,987	0.85	08/05/2025	396
Euro	BUY	10,405	0.86	08/05/2025	103
Euro	BUY	9,249	0.86	08/05/2025	92
Euro	BUY	1,156	0.86	08/05/2025	11
Euro	BUY	1,501,602	0.85	08/29/2025	41,370
Euro	BUY	695,568	0.85	08/29/2025	19,163
Euro	BUY	575,318	0.85	08/29/2025	15,850
Euro	BUY	366,293	0.85	08/29/2025	10,092
Euro	BUY	291,172	0.85	08/29/2025	7,541
Euro	BUY	57,891	0.86	08/29/2025	569
Euro	BUY	52,462	0.85	08/29/2025	1,445
Euro	BUY	37,726	0.85	08/29/2025	1,039
Euro	BUY	30,298	0.85	08/29/2025	835
Euro	BUY	13,933	0.86	08/29/2025	176
Euro	BUY	1,237,072	0.87	09/02/2025	2,019
Euro	BUY	360,223	0.86	09/02/2025	3,583
Euro	BUY	165,547	0.87	09/02/2025	415
Euro	BUY	158,553	0.87	09/02/2025	301
Euro	BUY	148,259	0.86	09/02/2025	1,475
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Euro	BUY	$139,572	0.86	09/02/2025	$1,388
Euro	BUY	75,896	0.87	09/02/2025	210
Euro	BUY	42,548	0.87	09/02/2025	118
Euro	BUY	40,248	0.87	09/02/2025	111
Euro	BUY	34,733	0.86	09/02/2025	331
Euro	BUY	27,956	0.86	09/17/2025	407
Euro	BUY	22,417	0.85	09/17/2025	608
Euro	BUY	17,247	0.87	09/17/2025	28
Euro	BUY	10,348	0.87	09/17/2025	17
Euro	BUY	9,340	0.86	09/17/2025	157
Euro	BUY	2,332	0.86	09/17/2025	37
Euro	SELL	58,279	0.88	08/29/2025	190
Euro	SELL	11,427	0.88	08/29/2025	37
Great Britain Pound	BUY	771,909	0.73	08/05/2025	21,563
Great Britain Pound	BUY	733,326	0.74	08/05/2025	14,741
Great Britain Pound	BUY	520,370	0.74	08/05/2025	9,552
Great Britain Pound	BUY	434,232	0.75	08/05/2025	4,140
Great Britain Pound	BUY	356,191	0.74	08/05/2025	9,470
Great Britain Pound	BUY	297,732	0.74	08/05/2025	7,916
Great Britain Pound	BUY	266,005	0.74	08/05/2025	6,626
Great Britain Pound	BUY	246,684	0.73	08/05/2025	7,156
Great Britain Pound	BUY	228,631	0.73	08/05/2025	6,307
Great Britain Pound	BUY	220,117	0.74	08/05/2025	5,732
Great Britain Pound	BUY	166,090	0.73	08/05/2025	4,640
Great Britain Pound	BUY	158,422	0.74	08/05/2025	3,589
Great Britain Pound	BUY	158,114	0.73	08/05/2025	4,604
Great Britain Pound	BUY	153,235	0.74	08/05/2025	2,372
Great Britain Pound	BUY	150,197	0.73	08/05/2025	4,627
Great Britain Pound	BUY	142,314	0.74	08/05/2025	3,361
Great Britain Pound	BUY	138,156	0.75	08/05/2025	1,850
Great Britain Pound	BUY	119,673	0.74	08/05/2025	3,217
Great Britain Pound	BUY	115,366	0.74	08/05/2025	2,881
Great Britain Pound	BUY	109,186	0.74	08/05/2025	1,994
Great Britain Pound	BUY	108,864	0.74	08/05/2025	1,672
Great Britain Pound	BUY	108,636	0.75	08/05/2025	1,444
Great Britain Pound	BUY	101,838	0.75	08/05/2025	1,262
Great Britain Pound	BUY	101,514	0.75	08/05/2025	939
Great Britain Pound	BUY	96,497	0.74	08/05/2025	2,539
Great Britain Pound	BUY	87,488	0.74	08/05/2025	1,470
Great Britain Pound	BUY	87,270	0.74	08/05/2025	1,252
Great Britain Pound	BUY	86,617	0.74	08/05/2025	1,922
Great Britain Pound	BUY	86,409	0.74	08/05/2025	1,714
Great Britain Pound	BUY	85,866	0.75	08/05/2025	1,171
Great Britain Pound	BUY	84,406	0.73	08/05/2025	2,358
Great Britain Pound	BUY	80,115	0.75	08/05/2025	713
Great Britain Pound	BUY	79,189	0.75	08/05/2025	1,110
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Great Britain Pound	BUY	$79,032	0.75	08/05/2025	$953
Great Britain Pound	BUY	78,576	0.75	08/05/2025	498
Great Britain Pound	BUY	67,975	0.74	08/05/2025	1,807
Great Britain Pound	BUY	55,683	0.74	08/05/2025	1,425
Great Britain Pound	BUY	53,177	0.75	08/05/2025	507
Great Britain Pound	BUY	51,137	0.74	08/05/2025	849
Great Britain Pound	BUY	49,525	0.75	08/05/2025	561
Great Britain Pound	BUY	39,833	0.73	08/05/2025	1,455
Great Britain Pound	BUY	33,577	0.74	08/05/2025	493
Great Britain Pound	BUY	32,193	0.75	08/05/2025	433
Great Britain Pound	BUY	31,170	0.74	08/05/2025	733
Great Britain Pound	BUY	30,179	0.73	08/05/2025	1,065
Great Britain Pound	BUY	27,190	0.74	08/05/2025	723
Great Britain Pound	BUY	26,722	0.75	08/05/2025	255
Great Britain Pound	BUY	26,657	0.75	08/05/2025	189
Great Britain Pound	BUY	14,925	0.74	08/05/2025	368
Great Britain Pound	BUY	13,375	0.75	08/05/2025	141
Great Britain Pound	BUY	5,344	0.75	08/05/2025	51
Great Britain Pound	BUY	2,723	0.73	08/05/2025	76
Great Britain Pound	BUY	92,423	0.75	08/29/2025	163
Great Britain Pound	BUY	86,779	0.74	08/29/2025	1,535
Great Britain Pound	BUY	20,213	0.74	08/29/2025	358
Great Britain Pound	BUY	6,738	0.74	08/29/2025	119
Great Britain Pound	BUY	1,140,170	0.75	09/02/2025	4,416
Great Britain Pound	BUY	124,291	0.75	09/02/2025	1,185
Great Britain Pound	BUY	113,599	0.75	09/02/2025	1,083
Great Britain Pound	BUY	86,884	0.75	09/02/2025	842
Great Britain Pound	BUY	82,861	0.75	09/02/2025	790
Great Britain Pound	BUY	80,204	0.75	09/02/2025	780
Great Britain Pound	BUY	2,673	0.75	09/02/2025	25
Great Britain Pound	BUY	74,606	0.74	09/17/2025	1,790
Great Britain Pound	BUY	8,052	0.75	09/17/2025	108
Great Britain Pound	BUY	2,721	0.74	09/17/2025	73
Hong Kong Dollar	BUY	41,523	7.83	08/29/2025	23
Hong Kong Dollar	BUY	37,051	7.83	08/29/2025	20
Hong Kong Dollar	BUY	35,774	7.83	08/29/2025	20
Hong Kong Dollar	BUY	22,039	7.83	08/29/2025	12
Hong Kong Dollar	BUY	9,630	7.79	09/17/2025	38
Hungarian Forint	BUY	2,828,161	347.50	08/05/2025	14,035
Hungarian Forint	BUY	791,170	342.91	08/05/2025	14,336
Hungarian Forint	BUY	439,768	343.59	08/05/2025	7,112
Hungarian Forint	BUY	283,920	342.35	08/05/2025	5,600
Hungarian Forint	BUY	137,752	342.64	08/05/2025	2,601
Hungarian Forint	BUY	116,873	344.82	08/05/2025	1,479
Hungarian Forint	BUY	97,920	344.16	08/05/2025	1,424
Hungarian Forint	BUY	94,893	344.60	08/05/2025	1,261
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Hungarian Forint	BUY	$89,548	345.82	08/05/2025	$877
Hungarian Forint	BUY	87,567	342.59	08/05/2025	1,666
Hungarian Forint	BUY	277,168	346.00	09/02/2025	2,975
Hungarian Forint	BUY	174,971	346.00	09/02/2025	1,878
Hungarian Forint	BUY	94,102	346.43	09/02/2025	893
Hungarian Forint	BUY	86,271	348.90	09/02/2025	210
Hungarian Forint	SELL	78,445	350.56	09/02/2025	182
Indian Rupee	BUY	1,456,536	87.41	08/05/2025	3,137
Indian Rupee	BUY	549,390	87.41	08/05/2025	1,183
Indian Rupee	BUY	174,334	86.73	08/05/2025	1,721
Indonesian Rupiah	BUY	133,516	16,396.13	08/05/2025	514
Indonesian Rupiah	BUY	119,817	16,350.56	08/05/2025	789
Indonesian Rupiah	BUY	80,286	16,366.61	08/05/2025	449
Indonesian Rupiah	BUY	209,927	16,420.36	09/02/2025	1,285
Israeli Shekel	BUY	697,929	3.39	08/05/2025	822
Israeli Shekel	BUY	206,391	3.37	08/05/2025	1,533
Israeli Shekel	BUY	52,148	3.36	08/05/2025	565
Israeli Shekel	BUY	754,482	3.37	09/02/2025	5,641
Japanese Yen	BUY	3,940,338	148.39	08/05/2025	54,736
Japanese Yen	BUY	1,585,075	142.96	08/05/2025	79,214
Japanese Yen	BUY	1,268,776	144.47	08/05/2025	50,662
Japanese Yen	BUY	1,221,010	144.14	08/05/2025	51,408
Japanese Yen	BUY	793,579	144.54	08/05/2025	31,344
Japanese Yen	BUY	629,972	146.36	08/05/2025	17,260
Japanese Yen	BUY	624,578	148.26	08/05/2025	9,208
Japanese Yen	BUY	622,296	147.68	08/05/2025	11,578
Japanese Yen	BUY	598,344	147.91	08/05/2025	10,194
Japanese Yen	BUY	535,381	146.72	08/05/2025	13,380
Japanese Yen	BUY	533,860	147.14	08/05/2025	11,859
Japanese Yen	BUY	474,597	147.91	08/05/2025	8,085
Japanese Yen	BUY	399,129	143.56	08/05/2025	18,344
Japanese Yen	BUY	398,934	143.63	08/05/2025	18,149
Japanese Yen	BUY	311,305	147.44	08/05/2025	6,278
Japanese Yen	BUY	310,922	147.63	08/05/2025	5,895
Japanese Yen	BUY	310,909	147.63	08/05/2025	5,882
Japanese Yen	BUY	188,056	144.64	08/05/2025	7,299
Japanese Yen	BUY	179,747	145.76	08/05/2025	5,635
Japanese Yen	BUY	166,124	146.28	08/05/2025	4,639
Japanese Yen	BUY	149,987	144.68	08/05/2025	5,781
Japanese Yen	BUY	144,965	148.31	08/05/2025	2,087
Japanese Yen	BUY	130,838	147.51	08/05/2025	2,581
Japanese Yen	BUY	124,646	144.41	08/05/2025	5,028
Japanese Yen	BUY	112,959	144.30	08/05/2025	4,638
Japanese Yen	BUY	109,108	148.48	08/05/2025	1,452
Japanese Yen	BUY	102,622	143.24	08/05/2025	4,934
Japanese Yen	BUY	87,888	147.91	08/05/2025	1,497
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Japanese Yen	BUY	$85,743	146.95	08/05/2025	$2,010
Japanese Yen	BUY	79,631	143.16	08/05/2025	3,873
Japanese Yen	BUY	51,256	146.32	08/05/2025	1,415
Japanese Yen	BUY	45,102	146.34	08/05/2025	1,242
Japanese Yen	BUY	38,874	144.05	08/05/2025	1,660
Japanese Yen	BUY	32,118	146.34	08/05/2025	884
Japanese Yen	BUY	26,995	144.47	08/05/2025	1,078
Japanese Yen	BUY	25,573	144.68	08/05/2025	985
Japanese Yen	BUY	23,815	146.97	08/05/2025	556
Japanese Yen	BUY	23,745	147.40	08/05/2025	486
Japanese Yen	BUY	23,234	146.34	08/05/2025	640
Japanese Yen	BUY	21,710	147.40	08/05/2025	444
Japanese Yen	BUY	18,796	143.65	08/05/2025	853
Japanese Yen	BUY	18,502	145.93	08/05/2025	559
Japanese Yen	BUY	8,073	148.65	08/05/2025	98
Japanese Yen	BUY	2,028	147.91	08/05/2025	35
Japanese Yen	BUY	102,163	146.82	08/29/2025	2,215
Japanese Yen	BUY	14,984	146.82	08/29/2025	325
Japanese Yen	BUY	2,043	146.82	08/29/2025	44
Japanese Yen	BUY	1,254,064	148.56	09/02/2025	12,153
Japanese Yen	BUY	87,396	147.60	09/02/2025	1,402
Japanese Yen	BUY	17,633	147.45	09/02/2025	301
Japanese Yen	BUY	13,564	147.45	09/02/2025	231
Japanese Yen	BUY	72,726	143.00	09/17/2025	3,282
Japanese Yen	BUY	71,016	146.45	09/17/2025	1,571
Japanese Yen	BUY	29,727	144.65	09/17/2025	1,015
Japanese Yen	BUY	15,150	145.22	09/17/2025	459
Japanese Yen	BUY	12,970	146.50	09/17/2025	283
Japanese Yen	BUY	1,403	142.58	09/17/2025	67
Mexican Peso	BUY	2,000,531	18.81	08/05/2025	1,671
Mexican Peso	BUY	285,349	18.78	08/05/2025	708
Mexican Peso	BUY	129,792	18.65	08/05/2025	1,279
Mexican Peso	BUY	98,009	18.77	08/05/2025	296
Mexican Peso	BUY	43,051	18.81	08/05/2025	36
Mexican Peso	BUY	378,736	18.88	08/29/2025	29
Mexican Peso	BUY	6,444	18.62	08/29/2025	88
Mexican Peso	BUY	374,617	18.87	09/02/2025	306
Mexican Peso	SELL	2,276,864	19.14	08/05/2025	37,757
Mexican Peso	SELL	785,100	18.95	08/05/2025	5,098
Mexican Peso	SELL	781,648	18.93	08/05/2025	4,301
Mexican Peso	SELL	391,587	18.92	08/05/2025	1,919
Mexican Peso	SELL	42,313	19.14	08/05/2025	702
New Taiwan Dollar	BUY	635,175	29.25	08/05/2025	12,841
New Taiwan Dollar	BUY	160,860	29.62	08/05/2025	1,257
New Taiwan Dollar	BUY	87,115	29.27	08/05/2025	1,703
New Taiwan Dollar	BUY	68,995	29.49	08/05/2025	833
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
New Taiwan Dollar	BUY	$530,781	29.64	09/02/2025	$3,682
New Zealand Dollar	BUY	2,844,426	1.68	08/05/2025	15,376
New Zealand Dollar	BUY	293,204	1.65	08/05/2025	6,875
New Zealand Dollar	BUY	178,919	1.65	08/05/2025	4,760
New Zealand Dollar	BUY	175,019	1.69	08/05/2025	860
New Zealand Dollar	BUY	159,048	1.67	08/05/2025	2,600
New Zealand Dollar	BUY	146,387	1.67	08/05/2025	1,746
New Zealand Dollar	BUY	141,230	1.66	08/05/2025	2,494
New Zealand Dollar	BUY	135,566	1.66	08/05/2025	2,733
New Zealand Dollar	BUY	132,754	1.66	08/05/2025	2,872
New Zealand Dollar	BUY	123,144	1.66	08/05/2025	2,118
New Zealand Dollar	BUY	109,440	1.64	08/05/2025	3,174
New Zealand Dollar	BUY	102,223	1.66	08/05/2025	1,861
New Zealand Dollar	BUY	94,613	1.64	08/05/2025	3,106
New Zealand Dollar	BUY	86,803	1.67	08/05/2025	1,200
New Zealand Dollar	BUY	20,522	1.66	08/05/2025	449
New Zealand Dollar	BUY	18,219	1.65	08/05/2025	508
New Zealand Dollar	BUY	18,038	1.66	08/05/2025	327
New Zealand Dollar	BUY	2,646	1.66	08/29/2025	46
New Zealand Dollar	BUY	50,503	1.68	09/02/2025	272
New Zealand Dollar	BUY	20,201	1.68	09/02/2025	109
Norwegian Krone	BUY	1,267,185	10.07	08/05/2025	26,972
Norwegian Krone	BUY	387,824	10.11	08/05/2025	6,997
Norwegian Krone	BUY	297,843	10.11	08/05/2025	5,228
Norwegian Krone	BUY	198,690	10.11	08/05/2025	3,613
Norwegian Krone	BUY	171,001	10.06	08/05/2025	3,903
Norwegian Krone	BUY	165,713	10.14	08/05/2025	2,501
Norwegian Krone	BUY	165,374	10.10	08/05/2025	3,134
Norwegian Krone	BUY	158,601	10.09	08/05/2025	3,162
Norwegian Krone	BUY	150,485	10.23	08/05/2025	875
Norwegian Krone	BUY	138,388	10.12	08/05/2025	2,378
Norwegian Krone	BUY	138,313	10.27	08/05/2025	361
Norwegian Krone	BUY	135,231	10.13	08/05/2025	2,136
Norwegian Krone	BUY	114,754	10.11	08/05/2025	2,060
Norwegian Krone	BUY	109,455	10.23	08/05/2025	647
Norwegian Krone	BUY	108,544	10.23	08/05/2025	708
Norwegian Krone	BUY	87,897	10.13	08/05/2025	1,434
Norwegian Krone	BUY	87,002	10.11	08/05/2025	1,511
Norwegian Krone	BUY	86,790	10.25	08/05/2025	327
Norwegian Krone	BUY	56,979	10.18	08/05/2025	632
Norwegian Krone	BUY	56,979	10.18	08/05/2025	632
Norwegian Krone	BUY	26,801	10.07	08/05/2025	570
Norwegian Krone	BUY	1,577	10.14	08/29/2025	23
Norwegian Krone	BUY	1,776,321	10.18	09/02/2025	19,663
Norwegian Krone	BUY	475,546	10.18	09/02/2025	5,264
Norwegian Krone	BUY	136,658	10.24	09/02/2025	626
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Norwegian Krone	BUY	$26,528	10.18	09/02/2025	$294
Norwegian Krone	SELL	222,914	10.32	08/05/2025	531
Norwegian Krone	SELL	184,762	10.32	08/05/2025	503
Norwegian Krone	SELL	96,838	10.33	08/05/2025	312
Norwegian Krone	SELL	80,356	10.33	08/05/2025	279
Norwegian Krone	SELL	79,557	10.31	08/05/2025	105
Norwegian Krone	SELL	78,656	10.30	09/02/2025	48
Peruvian Nuevo Sol	BUY	229,591	3.56	08/05/2025	1,777
Peruvian Nuevo Sol	BUY	207,138	3.57	08/05/2025	795
Peruvian Nuevo Sol	SELL	363,959	3.60	08/05/2025	1,881
Philippine Peso	BUY	108,780	57.18	08/05/2025	2,217
Philippine Peso	BUY	106,999	57.29	08/05/2025	1,978
Philippine Peso	BUY	36,094	57.63	09/02/2025	407
Polish Zloty	BUY	1,174,119	3.62	08/05/2025	34,877
Polish Zloty	BUY	1,065,314	3.70	08/05/2025	10,431
Polish Zloty	BUY	791,451	3.63	08/05/2025	21,512
Polish Zloty	BUY	791,281	3.63	08/05/2025	21,341
Polish Zloty	BUY	307,169	3.63	08/05/2025	8,567
Polish Zloty	BUY	244,535	3.62	08/05/2025	7,260
Polish Zloty	BUY	223,124	3.70	08/05/2025	2,185
Polish Zloty	BUY	176,791	3.68	08/05/2025	2,718
Polish Zloty	BUY	160,921	3.67	08/05/2025	2,916
Polish Zloty	BUY	158,761	3.62	08/05/2025	4,773
Polish Zloty	BUY	153,031	3.63	08/05/2025	4,399
Polish Zloty	BUY	102,810	3.65	08/05/2025	2,383
Polish Zloty	BUY	94,597	3.65	08/05/2025	2,204
Polish Zloty	BUY	87,275	3.67	08/05/2025	1,577
Polish Zloty	BUY	87,097	3.62	08/05/2025	2,738
Polish Zloty	BUY	78,570	3.63	08/05/2025	2,246
Polish Zloty	BUY	74,821	3.68	08/05/2025	1,174
Polish Zloty	BUY	1,360	3.68	08/05/2025	21
Polish Zloty	BUY	16,980	3.62	08/29/2025	518
Singapore Dollar	BUY	646,026	1.28	08/05/2025	10,068
Singapore Dollar	BUY	469,440	1.29	08/05/2025	3,070
Singapore Dollar	BUY	255,440	1.27	08/05/2025	4,911
Singapore Dollar	BUY	215,158	1.28	08/05/2025	3,172
Singapore Dollar	BUY	196,747	1.27	08/05/2025	4,032
Singapore Dollar	BUY	187,903	1.28	08/05/2025	2,897
Singapore Dollar	BUY	180,223	1.28	08/05/2025	2,925
Singapore Dollar	BUY	137,362	1.27	08/05/2025	2,461
Singapore Dollar	BUY	133,411	1.27	08/05/2025	2,365
Singapore Dollar	BUY	129,803	1.27	08/05/2025	2,611
Singapore Dollar	BUY	124,605	1.28	08/05/2025	1,268
Singapore Dollar	BUY	113,685	1.28	08/05/2025	1,910
Singapore Dollar	BUY	113,616	1.28	08/05/2025	1,842
Singapore Dollar	BUY	110,373	1.27	08/05/2025	2,453
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Singapore Dollar	BUY	$94,698	1.27	08/05/2025	$2,195
Singapore Dollar	BUY	94,056	1.28	08/05/2025	1,553
Singapore Dollar	BUY	77,145	1.27	08/05/2025	1,601
Singapore Dollar	BUY	60,663	1.27	08/05/2025	1,306
Singapore Dollar	BUY	23,514	1.28	08/05/2025	388
Singapore Dollar	BUY	7,819	1.28	08/29/2025	96
Singapore Dollar	BUY	7,819	1.28	08/29/2025	96
Singapore Dollar	BUY	584,716	1.29	09/02/2025	1,457
Singapore Dollar	BUY	405,730	1.29	09/02/2025	2,470
Singapore Dollar	BUY	174,884	1.29	09/02/2025	1,065
South African Rand	BUY	10,041,897	17.83	08/05/2025	141,300
South African Rand	BUY	495,896	17.58	08/05/2025	13,861
South African Rand	BUY	391,411	17.78	08/05/2025	6,536
South African Rand	BUY	285,220	17.92	08/05/2025	2,646
South African Rand	BUY	277,652	17.65	08/05/2025	6,690
South African Rand	BUY	267,481	17.87	08/05/2025	3,156
South African Rand	BUY	249,698	17.63	08/05/2025	6,220
South African Rand	BUY	228,279	17.96	08/05/2025	1,556
South African Rand	BUY	225,191	17.72	08/05/2025	4,551
South African Rand	BUY	178,554	17.89	08/05/2025	1,877
South African Rand	BUY	169,064	17.74	08/05/2025	3,169
South African Rand	BUY	159,004	17.60	08/05/2025	4,224
South African Rand	BUY	123,125	17.79	08/05/2025	2,022
South African Rand	BUY	107,886	17.89	08/05/2025	1,160
South African Rand	BUY	102,479	17.56	08/05/2025	2,943
South African Rand	BUY	96,295	17.56	08/05/2025	2,785
South African Rand	BUY	94,928	17.91	08/05/2025	921
South African Rand	BUY	87,209	17.89	08/05/2025	944
South African Rand	BUY	49,741	17.89	08/05/2025	526
South African Rand	BUY	40,878	17.86	08/05/2025	511
South African Rand	BUY	567,996	17.92	08/29/2025	5,988
South African Rand	BUY	38,355	17.73	08/29/2025	814
South African Rand	BUY	24,254	17.73	08/29/2025	515
South African Rand	BUY	1,410	17.73	08/29/2025	30
South African Rand	BUY	2,058,446	17.88	09/02/2025	26,551
South African Rand	BUY	71,110	18.00	09/02/2025	464
South African Rand	BUY	26,838	17.88	09/02/2025	346
South Korean Won	BUY	1,723,503	1,358.36	08/05/2025	36,776
South Korean Won	BUY	131,111	1,384.26	08/05/2025	353
South Korean Won	BUY	163,499	1,378.68	09/02/2025	1,736
South Korean Won	BUY	3,946	1,378.68	09/02/2025	42
South Korean Won	SELL	262,308	1,391.81	08/05/2025	721
South Korean Won	SELL	162,793	1,393.30	08/05/2025	623
Swedish Krona	BUY	3,442,954	9.52	08/05/2025	84,064
Swedish Krona	BUY	497,938	9.50	08/05/2025	13,266
Swedish Krona	BUY	434,098	9.52	08/05/2025	10,599
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Swedish Krona	BUY	$180,368	9.54	08/05/2025	$4,124
Swedish Krona	BUY	167,351	9.74	08/05/2025	329
Swedish Krona	BUY	161,139	9.74	08/05/2025	264
Swedish Krona	BUY	159,915	9.51	08/05/2025	4,165
Swedish Krona	BUY	146,148	9.72	08/05/2025	644
Swedish Krona	BUY	137,563	9.74	08/05/2025	256
Swedish Krona	BUY	123,053	9.51	08/05/2025	3,165
Swedish Krona	BUY	123,007	9.51	08/05/2025	3,120
Swedish Krona	BUY	110,547	9.63	08/05/2025	1,419
Swedish Krona	BUY	109,174	9.71	08/05/2025	558
Swedish Krona	BUY	102,062	9.50	08/05/2025	2,668
Swedish Krona	BUY	101,193	9.59	08/05/2025	1,799
Swedish Krona	BUY	94,526	9.52	08/05/2025	2,305
Swedish Krona	BUY	88,352	9.39	08/05/2025	3,304
Swedish Krona	BUY	87,989	9.66	08/05/2025	892
Swedish Krona	BUY	87,073	9.53	08/05/2025	2,025
Swedish Krona	BUY	80,025	9.50	08/05/2025	2,149
Swedish Krona	BUY	79,896	9.51	08/05/2025	2,020
Swedish Krona	BUY	54,653	9.61	08/05/2025	858
Swedish Krona	BUY	31,510	9.52	08/05/2025	769
Swedish Krona	BUY	26,225	9.53	08/05/2025	608
Swedish Krona	BUY	24,184	9.51	08/05/2025	616
Swedish Krona	BUY	16,947	9.44	08/05/2025	553
Swedish Krona	BUY	3,151	9.52	08/05/2025	77
Swedish Krona	BUY	911,061	9.52	08/29/2025	21,294
Swedish Krona	BUY	87,535	9.63	08/29/2025	1,021
Swedish Krona	BUY	42,202	9.72	08/29/2025	125
Swedish Krona	BUY	8,196	9.52	08/29/2025	192
Swedish Krona	BUY	3,047	9.52	08/29/2025	71
Swedish Krona	BUY	3,624,265	9.64	09/02/2025	37,587
Swedish Krona	BUY	1,147,546	9.64	09/02/2025	11,901
Swedish Krona	BUY	93,659	9.72	09/02/2025	245
Swedish Krona	BUY	45,640	9.64	09/02/2025	473
Swedish Krona	BUY	10,373	9.64	09/02/2025	108
Swedish Krona	BUY	3,112	9.64	09/02/2025	32
Swedish Krona	SELL	79,753	9.78	08/05/2025	172
Swedish Krona	SELL	78,976	9.75	09/02/2025	66
Swiss Franc	BUY	1,592,181	1.25	08/05/2025	28,238
Swiss Franc	BUY	810,297	1.25	08/05/2025	9,854
Swiss Franc	BUY	214,214	1.26	08/05/2025	4,867
Swiss Franc	BUY	161,435	1.24	08/05/2025	1,346
Swiss Franc	BUY	157,713	1.26	08/05/2025	3,782
Swiss Franc	BUY	144,818	1.26	08/05/2025	3,201
Swiss Franc	BUY	111,737	1.24	08/05/2025	906
Swiss Franc	BUY	82,255	1.27	08/05/2025	2,211
Swiss Franc	BUY	49,611	1.24	08/05/2025	353
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Swiss Franc	BUY	$44,027	1.26	08/05/2025	$927
Swiss Franc	BUY	42,151	1.24	08/05/2025	281
Swiss Franc	BUY	18,865	1.26	08/05/2025	393
Swiss Franc	BUY	227,022	1.26	08/29/2025	4,692
Swiss Franc	BUY	98,628	1.26	08/29/2025	2,038
Swiss Franc	BUY	31,228	1.25	08/29/2025	348
Swiss Franc	BUY	166,781	1.24	09/02/2025	1,185
Thai Baht	BUY	469,795	32.55	08/05/2025	1,828
Thai Baht	BUY	220,290	32.49	08/05/2025	1,240
Thai Baht	BUY	160,802	32.40	08/05/2025	1,366
Thai Baht	BUY	128,749	32.31	08/05/2025	1,444
Thai Baht	BUY	95,706	32.60	08/05/2025	227
Thai Baht	BUY	94,241	32.47	08/05/2025	599
Thai Baht	BUY	6,802	32.34	08/05/2025	70
Thai Baht	BUY	5,239	32.45	09/02/2025	26
Total Unrealized Appreciation on Forward Currency Contracts					$2,457,277

Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Australian Dollar	BUY	$64,413	1.55	09/17/2025	$(24)
Australian Dollar	SELL	4,204,753	1.54	08/05/2025	(42,262)
Australian Dollar	SELL	704,006	1.53	08/05/2025	(8,648)
Australian Dollar	SELL	179,908	1.53	08/05/2025	(2,849)
Australian Dollar	SELL	175,315	1.54	08/05/2025	(1,476)
Australian Dollar	SELL	158,684	1.51	08/05/2025	(4,160)
Australian Dollar	SELL	146,787	1.53	08/05/2025	(1,921)
Australian Dollar	SELL	143,224	1.54	08/05/2025	(1,577)
Australian Dollar	SELL	137,359	1.53	08/05/2025	(2,150)
Australian Dollar	SELL	136,999	1.53	08/05/2025	(1,791)
Australian Dollar	SELL	136,809	1.54	08/05/2025	(1,601)
Australian Dollar	SELL	135,103	1.51	08/05/2025	(3,758)
Australian Dollar	SELL	124,156	1.53	08/05/2025	(1,825)
Australian Dollar	SELL	121,840	1.52	08/05/2025	(2,728)
Australian Dollar	SELL	115,819	1.51	08/05/2025	(3,145)
Australian Dollar	SELL	101,290	1.53	08/05/2025	(1,493)
Australian Dollar	SELL	95,589	1.52	08/05/2025	(2,231)
Australian Dollar	SELL	92,627	1.51	08/05/2025	(2,488)
Australian Dollar	SELL	87,449	1.54	08/05/2025	(529)
Australian Dollar	SELL	80,892	1.55	08/05/2025	(410)
Australian Dollar	SELL	80,876	1.55	08/05/2025	(395)
Australian Dollar	SELL	27,874	1.54	08/05/2025	(188)
Australian Dollar	SELL	23,695	1.52	08/05/2025	(516)
Australian Dollar	SELL	13,000	1.54	08/05/2025	(123)
Australian Dollar	SELL	42,653	1.52	08/29/2025	(784)
Australian Dollar	SELL	4,137,826	1.54	09/02/2025	(27,957)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Australian Dollar	SELL	$802,271	1.54	09/02/2025	$(5,421)
Australian Dollar	SELL	129,654	1.54	09/02/2025	(818)
Australian Dollar	SELL	106,550	1.55	09/02/2025	(260)
Australian Dollar	SELL	68,925	1.52	09/17/2025	(1,266)
Australian Dollar	SELL	65,464	1.53	09/17/2025	(1,027)
Australian Dollar	SELL	29,344	1.53	09/17/2025	(347)
Australian Dollar	SELL	9,752	1.54	09/17/2025	(86)
Australian Dollar	SELL	9,743	1.54	09/17/2025	(78)
Australian Dollar	SELL	6,532	1.53	09/17/2025	(88)
Australian Dollar	SELL	6,525	1.53	09/17/2025	(81)
Brazilian Real	BUY	1,421,429	5.60	08/04/2025	(368)
Brazilian Real	BUY	165,242	5.62	08/04/2025	(515)
Brazilian Real	BUY	165,123	5.61	08/04/2025	(456)
Brazilian Real	BUY	14,286	5.60	08/04/2025	(4)
Brazilian Real	BUY	1,786	5.60	08/04/2025	(0)
Brazilian Real	SELL	2,003,890	5.54	08/04/2025	(22,127)
Brazilian Real	SELL	777,978	5.54	08/04/2025	(8,136)
Brazilian Real	SELL	777,557	5.54	08/04/2025	(7,715)
Brazilian Real	SELL	407,973	5.57	08/04/2025	(2,153)
Brazilian Real	SELL	403,804	5.55	08/04/2025	(3,165)
Brazilian Real	SELL	398,549	5.51	08/04/2025	(6,126)
Brazilian Real	SELL	389,270	5.54	08/04/2025	(4,349)
Brazilian Real	SELL	388,566	5.60	08/04/2025	(73)
Brazilian Real	SELL	250,269	5.58	08/04/2025	(740)
Brazilian Real	SELL	250,179	5.59	08/04/2025	(471)
Brazilian Real	SELL	239,076	5.58	08/04/2025	(621)
Brazilian Real	SELL	164,094	5.58	08/04/2025	(658)
Brazilian Real	SELL	150,384	5.52	08/04/2025	(2,131)
Brazilian Real	SELL	14,449	5.54	08/04/2025	(160)
Brazilian Real	SELL	1,827	5.47	08/04/2025	(41)
Brazilian Real	SELL	6,210	5.64	09/17/2025	(27)
Brazilian Real	SELL	3,593	5.57	09/17/2025	(60)
Brazilian Real	SELL	3,554	5.63	09/17/2025	(22)
Brazilian Real	SELL	1,802	5.55	09/17/2025	(36)
Brazilian Real	SELL	885	5.65	09/17/2025	(2)
Canadian Dollar	SELL	577,480	1.37	08/05/2025	(5,963)
Canadian Dollar	SELL	448,549	1.37	08/05/2025	(3,633)
Canadian Dollar	SELL	180,151	1.36	08/05/2025	(2,908)
Canadian Dollar	SELL	179,690	1.36	08/05/2025	(2,448)
Canadian Dollar	SELL	161,457	1.36	08/05/2025	(2,300)
Canadian Dollar	SELL	153,483	1.37	08/05/2025	(1,560)
Canadian Dollar	SELL	138,621	1.37	08/05/2025	(1,167)
Canadian Dollar	SELL	138,513	1.37	08/05/2025	(1,059)
Canadian Dollar	SELL	135,631	1.36	08/05/2025	(1,794)
Canadian Dollar	SELL	128,139	1.37	08/05/2025	(1,537)
Canadian Dollar	SELL	124,251	1.37	08/05/2025	(1,266)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Canadian Dollar	SELL	$120,524	1.37	08/05/2025	$(1,157)
Canadian Dollar	SELL	106,596	1.36	08/05/2025	(1,697)
Canadian Dollar	SELL	102,876	1.36	08/05/2025	(1,594)
Canadian Dollar	SELL	102,505	1.37	08/05/2025	(1,223)
Canadian Dollar	SELL	102,185	1.37	08/05/2025	(904)
Canadian Dollar	SELL	95,180	1.37	08/05/2025	(1,132)
Canadian Dollar	SELL	87,687	1.37	08/05/2025	(874)
Canadian Dollar	SELL	87,362	1.37	08/05/2025	(549)
Canadian Dollar	SELL	48,976	1.37	08/05/2025	(506)
Canadian Dollar	SELL	36,725	1.36	08/05/2025	(553)
Canadian Dollar	SELL	36,553	1.37	08/05/2025	(380)
Canadian Dollar	SELL	760,420	1.37	08/29/2025	(7,881)
Canadian Dollar	SELL	296,660	1.37	08/29/2025	(2,597)
Canadian Dollar	SELL	896,994	1.38	09/02/2025	(2,318)
Canadian Dollar	SELL	193,925	1.38	09/02/2025	(501)
Canadian Dollar	SELL	94,286	1.38	09/02/2025	(109)
Canadian Dollar	SELL	107,157	1.35	09/17/2025	(2,037)
Canadian Dollar	SELL	25,675	1.36	09/17/2025	(301)
Chilean Peso	SELL	805,667	935.50	08/05/2025	(35,860)
Chilean Peso	SELL	803,024	938.58	08/05/2025	(33,217)
Chilean Peso	SELL	11,267	976.30	08/05/2025	(32)
Chilean Peso	SELL	525,146	976.31	09/02/2025	(1,485)
Chilean Peso	SELL	112,053	979.00	09/02/2025	(9)
Chilean Peso	SELL	67,335	977.50	09/02/2025	(109)
Chilean Peso	SELL	44,936	976.50	09/02/2025	(118)
Chinese Yuan Renminbi	SELL	871,565	7.20	08/05/2025	(1,053)
Chinese Yuan Renminbi	SELL	604,532	7.15	08/05/2025	(4,633)
Chinese Yuan Renminbi	SELL	427,240	7.15	08/05/2025	(3,636)
Chinese Yuan Renminbi	SELL	365,862	7.14	08/05/2025	(3,426)
Chinese Yuan Renminbi	SELL	337,176	7.17	08/05/2025	(2,065)
Chinese Yuan Renminbi	SELL	312,880	7.20	08/05/2025	(378)
Chinese Yuan Renminbi	SELL	281,977	7.15	08/05/2025	(2,487)
Chinese Yuan Renminbi	SELL	276,255	7.15	08/05/2025	(2,175)
Chinese Yuan Renminbi	SELL	268,218	7.15	08/05/2025	(2,182)
Chinese Yuan Renminbi	SELL	268,209	7.15	08/05/2025	(2,173)
Chinese Yuan Renminbi	SELL	240,629	7.18	08/05/2025	(947)
Chinese Yuan Renminbi	SELL	240,211	7.15	08/05/2025	(2,055)
Chinese Yuan Renminbi	SELL	189,071	7.16	08/05/2025	(1,265)
Chinese Yuan Renminbi	SELL	168,296	7.17	08/05/2025	(879)
Chinese Yuan Renminbi	SELL	152,536	7.15	08/05/2025	(1,209)
Chinese Yuan Renminbi	SELL	117,602	7.16	08/05/2025	(813)
Chinese Yuan Renminbi	SELL	108,694	7.18	08/05/2025	(504)
Chinese Yuan Renminbi	SELL	101,442	7.17	08/05/2025	(604)
Chinese Yuan Renminbi	SELL	101,275	7.16	08/05/2025	(714)
Chinese Yuan Renminbi	SELL	87,723	7.14	08/05/2025	(893)
Chinese Yuan Renminbi	SELL	86,744	7.16	08/05/2025	(609)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Chinese Yuan Renminbi	SELL	$81,513	7.18	08/05/2025	$(370)
Chinese Yuan Renminbi	SELL	165,866	7.19	09/02/2025	(163)
Colombian Peso	BUY	771,013	4,179.03	08/05/2025	(2,489)
Colombian Peso	SELL	1,687,078	4,107.11	08/05/2025	(23,675)
Colombian Peso	SELL	307,163	4,160.08	08/05/2025	(410)
Czech Koruna	SELL	912,045	21.37	08/05/2025	(4,936)
Czech Koruna	SELL	108,267	21.06	08/05/2025	(2,145)
Czech Koruna	SELL	86,623	21.13	08/05/2025	(1,447)
Czech Koruna	SELL	82,832	21.37	08/05/2025	(448)
Czech Koruna	SELL	79,245	21.33	08/05/2025	(584)
Czech Koruna	SELL	79,160	21.10	08/05/2025	(1,431)
Czech Koruna	SELL	65,855	21.11	08/05/2025	(1,158)
Czech Koruna	SELL	22,506	20.88	08/29/2025	(616)
Czech Koruna	SELL	273,961	21.31	09/02/2025	(1,975)
Czech Koruna	SELL	119,644	21.31	09/02/2025	(863)
Danish Krone	SELL	82,049	6.34	08/29/2025	(2,141)
Danish Krone	SELL	78,262	6.34	08/29/2025	(2,042)
Euro	BUY	74,733	0.87	08/29/2025	(15)
Euro	SELL	1,591,266	0.85	08/05/2025	(39,154)
Euro	SELL	1,557,023	0.86	08/05/2025	(22,081)
Euro	SELL	1,247,270	0.86	08/05/2025	(20,232)
Euro	SELL	1,176,968	0.85	08/05/2025	(28,908)
Euro	SELL	1,086,438	0.85	08/05/2025	(26,515)
Euro	SELL	806,721	0.86	08/05/2025	(13,496)
Euro	SELL	794,319	0.85	08/05/2025	(19,407)
Euro	SELL	794,318	0.85	08/05/2025	(19,407)
Euro	SELL	794,193	0.85	08/05/2025	(19,282)
Euro	SELL	792,909	0.85	08/05/2025	(20,287)
Euro	SELL	687,013	0.85	08/05/2025	(20,841)
Euro	SELL	624,760	0.85	08/05/2025	(15,819)
Euro	SELL	470,164	0.86	08/05/2025	(7,735)
Euro	SELL	359,553	0.86	08/05/2025	(3,575)
Euro	SELL	332,405	0.86	08/05/2025	(6,187)
Euro	SELL	287,768	0.85	08/05/2025	(7,335)
Euro	SELL	268,280	0.86	08/05/2025	(5,016)
Euro	SELL	256,841	0.85	08/05/2025	(6,168)
Euro	SELL	228,413	0.85	08/05/2025	(5,211)
Euro	SELL	218,945	0.85	08/05/2025	(4,900)
Euro	SELL	216,612	0.85	08/05/2025	(6,001)
Euro	SELL	201,269	0.85	08/05/2025	(5,538)
Euro	SELL	188,261	0.85	08/05/2025	(5,121)
Euro	SELL	164,053	0.86	08/05/2025	(2,661)
Euro	SELL	160,510	0.86	08/05/2025	(2,551)
Euro	SELL	158,841	0.85	08/05/2025	(4,317)
Euro	SELL	147,983	0.86	08/05/2025	(1,471)
Euro	SELL	144,896	0.85	08/05/2025	(4,107)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Euro	SELL	$144,848	0.85	08/05/2025	$(4,060)
Euro	SELL	139,312	0.86	08/05/2025	(1,385)
Euro	SELL	138,149	0.85	08/05/2025	(3,083)
Euro	SELL	129,145	0.86	08/05/2025	(2,092)
Euro	SELL	123,108	0.85	08/05/2025	(2,923)
Euro	SELL	122,532	0.86	08/05/2025	(2,346)
Euro	SELL	114,977	0.85	08/05/2025	(2,803)
Euro	SELL	109,840	0.85	08/05/2025	(3,389)
Euro	SELL	108,351	0.85	08/05/2025	(3,046)
Euro	SELL	108,023	0.85	08/05/2025	(2,717)
Euro	SELL	103,359	0.85	08/05/2025	(2,632)
Euro	SELL	93,870	0.86	08/05/2025	(1,156)
Euro	SELL	90,414	0.85	08/05/2025	(2,278)
Euro	SELL	87,780	0.85	08/05/2025	(1,933)
Euro	SELL	87,039	0.85	08/05/2025	(2,337)
Euro	SELL	80,259	0.86	08/05/2025	(1,280)
Euro	SELL	80,204	0.86	08/05/2025	(1,225)
Euro	SELL	79,460	0.86	08/05/2025	(1,626)
Euro	SELL	79,294	0.86	08/05/2025	(1,459)
Euro	SELL	78,499	0.87	08/05/2025	(664)
Euro	SELL	62,829	0.86	08/05/2025	(1,019)
Euro	SELL	55,968	0.86	08/05/2025	(1,026)
Euro	SELL	49,338	0.85	08/05/2025	(1,264)
Euro	SELL	46,831	0.85	08/05/2025	(1,046)
Euro	SELL	44,457	0.85	08/05/2025	(961)
Euro	SELL	39,923	0.85	08/05/2025	(1,006)
Euro	SELL	37,578	0.85	08/05/2025	(950)
Euro	SELL	37,489	0.85	08/05/2025	(861)
Euro	SELL	35,371	0.85	08/05/2025	(1,032)
Euro	SELL	32,858	0.85	08/05/2025	(809)
Euro	SELL	30,040	0.87	08/05/2025	(280)
Euro	SELL	27,071	0.85	08/05/2025	(744)
Euro	SELL	25,757	0.85	08/05/2025	(575)
Euro	SELL	24,734	0.85	08/05/2025	(697)
Euro	SELL	23,505	0.85	08/05/2025	(613)
Euro	SELL	23,490	0.85	08/05/2025	(598)
Euro	SELL	23,309	0.86	08/05/2025	(417)
Euro	SELL	18,859	0.85	08/05/2025	(545)
Euro	SELL	18,789	0.85	08/05/2025	(475)
Euro	SELL	18,779	0.85	08/05/2025	(465)
Euro	SELL	18,769	0.85	08/05/2025	(455)
Euro	SELL	12,798	0.86	08/05/2025	(208)
Euro	SELL	8,229	0.85	08/05/2025	(217)
Euro	SELL	1,164	0.86	08/05/2025	(19)
Euro	SELL	1,935,213	0.85	08/29/2025	(53,317)
Euro	SELL	148,802	0.86	08/29/2025	(1,369)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Euro	SELL	$144,984	0.86	08/29/2025	$(1,334)
Euro	SELL	40,652	0.86	08/29/2025	(527)
Euro	SELL	1,400,353	0.86	09/02/2025	(13,928)
Euro	SELL	235,130	0.86	09/02/2025	(2,339)
Euro	SELL	137,022	0.87	09/02/2025	(559)
Euro	SELL	84,554	0.86	09/02/2025	(841)
Euro	SELL	79,698	0.87	09/02/2025	(572)
Euro	SELL	79,277	0.87	09/02/2025	(151)
Euro	SELL	20,849	0.86	09/02/2025	(207)
Euro	SELL	10,424	0.86	09/02/2025	(104)
Euro	SELL	9,266	0.86	09/02/2025	(92)
Euro	SELL	1,158	0.86	09/02/2025	(12)
Euro	SELL	40,243	0.87	09/17/2025	(66)
Euro	SELL	33,626	0.86	09/17/2025	(337)
Euro	SELL	30,663	0.85	09/17/2025	(818)
Euro	SELL	17,394	0.86	09/17/2025	(176)
Euro	SELL	15,264	0.85	09/17/2025	(341)
Euro	SELL	10,453	0.86	09/17/2025	(121)
Euro	SELL	5,749	0.87	09/17/2025	(9)
Euro	SELL	1,173	0.85	09/17/2025	(25)
Great Britain Pound	SELL	1,243,280	0.73	08/05/2025	(45,639)
Great Britain Pound	SELL	628,704	0.74	08/05/2025	(14,665)
Great Britain Pound	SELL	628,050	0.74	08/05/2025	(14,011)
Great Britain Pound	SELL	270,412	0.73	08/05/2025	(8,387)
Great Britain Pound	SELL	219,831	0.75	08/05/2025	(2,800)
Great Britain Pound	SELL	197,594	0.73	08/05/2025	(7,030)
Great Britain Pound	SELL	190,451	0.75	08/05/2025	(2,534)
Great Britain Pound	SELL	178,535	0.74	08/05/2025	(2,528)
Great Britain Pound	SELL	165,733	0.74	08/05/2025	(4,283)
Great Britain Pound	SELL	162,487	0.75	08/05/2025	(1,037)
Great Britain Pound	SELL	160,729	0.75	08/05/2025	(1,926)
Great Britain Pound	SELL	159,245	0.73	08/05/2025	(5,736)
Great Britain Pound	SELL	144,071	0.73	08/05/2025	(5,118)
Great Britain Pound	SELL	143,645	0.74	08/05/2025	(3,369)
Great Britain Pound	SELL	130,559	0.73	08/05/2025	(4,840)
Great Britain Pound	SELL	125,506	0.73	08/05/2025	(3,757)
Great Britain Pound	SELL	124,257	0.75	08/05/2025	(1,185)
Great Britain Pound	SELL	113,569	0.75	08/05/2025	(1,083)
Great Britain Pound	SELL	110,483	0.74	08/05/2025	(1,967)
Great Britain Pound	SELL	108,315	0.74	08/05/2025	(2,446)
Great Britain Pound	SELL	106,280	0.73	08/05/2025	(3,058)
Great Britain Pound	SELL	105,618	0.74	08/05/2025	(2,396)
Great Britain Pound	SELL	95,149	0.75	08/05/2025	(1,190)
Great Britain Pound	SELL	94,356	0.74	08/05/2025	(1,721)
Great Britain Pound	SELL	90,731	0.73	08/05/2025	(3,389)
Great Britain Pound	SELL	89,959	0.74	08/05/2025	(1,294)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Great Britain Pound	SELL	$87,235	0.75	08/05/2025	$(1,217)
Great Britain Pound	SELL	87,135	0.73	08/05/2025	(2,440)
Great Britain Pound	SELL	87,095	0.75	08/05/2025	(1,077)
Great Britain Pound	SELL	87,088	0.75	08/05/2025	(1,070)
Great Britain Pound	SELL	87,076	0.74	08/05/2025	(2,381)
Great Britain Pound	SELL	87,015	0.74	08/05/2025	(2,319)
Great Britain Pound	SELL	86,376	0.74	08/05/2025	(1,681)
Great Britain Pound	SELL	85,078	0.73	08/05/2025	(3,030)
Great Britain Pound	SELL	82,838	0.75	08/05/2025	(790)
Great Britain Pound	SELL	79,213	0.73	08/05/2025	(2,458)
Great Britain Pound	SELL	79,020	0.75	08/05/2025	(942)
Great Britain Pound	SELL	78,959	0.73	08/05/2025	(2,204)
Great Britain Pound	SELL	78,838	0.74	08/05/2025	(2,083)
Great Britain Pound	SELL	78,819	0.74	08/05/2025	(2,064)
Great Britain Pound	SELL	78,514	0.74	08/05/2025	(1,759)
Great Britain Pound	SELL	61,263	0.73	08/05/2025	(1,711)
Great Britain Pound	SELL	54,183	0.73	08/05/2025	(1,514)
Great Britain Pound	SELL	50,408	0.73	08/05/2025	(1,444)
Great Britain Pound	SELL	44,401	0.74	08/05/2025	(730)
Great Britain Pound	SELL	40,622	0.74	08/05/2025	(922)
Great Britain Pound	SELL	39,606	0.73	08/05/2025	(1,228)
Great Britain Pound	SELL	32,930	0.73	08/05/2025	(1,170)
Great Britain Pound	SELL	27,228	0.73	08/05/2025	(761)
Great Britain Pound	SELL	16,467	0.73	08/05/2025	(586)
Great Britain Pound	SELL	13,614	0.73	08/05/2025	(380)
Great Britain Pound	SELL	5,446	0.73	08/05/2025	(152)
Great Britain Pound	SELL	2,672	0.75	08/05/2025	(25)
Great Britain Pound	SELL	1,311,124	0.74	08/29/2025	(23,195)
Great Britain Pound	SELL	822,383	0.74	08/29/2025	(14,548)
Great Britain Pound	SELL	129,361	0.74	08/29/2025	(2,288)
Great Britain Pound	SELL	434,351	0.75	09/02/2025	(4,141)
Great Britain Pound	SELL	79,769	0.75	09/02/2025	(346)
Great Britain Pound	SELL	79,529	0.75	09/02/2025	(106)
Great Britain Pound	SELL	53,191	0.75	09/02/2025	(507)
Great Britain Pound	SELL	34,748	0.75	09/02/2025	(331)
Great Britain Pound	SELL	26,729	0.75	09/02/2025	(255)
Great Britain Pound	SELL	5,346	0.75	09/02/2025	(51)
Great Britain Pound	SELL	74,684	0.74	09/17/2025	(1,869)
Great Britain Pound	SELL	43,452	0.74	09/17/2025	(1,087)
Great Britain Pound	SELL	28,516	0.74	09/17/2025	(713)
Great Britain Pound	SELL	10,800	0.74	09/17/2025	(209)
Great Britain Pound	SELL	5,484	0.73	09/17/2025	(189)
Great Britain Pound	SELL	5,398	0.74	09/17/2025	(103)
Great Britain Pound	SELL	2,729	0.73	09/17/2025	(81)
Great Britain Pound	SELL	1,345	0.74	09/17/2025	(21)
Hong Kong Dollar	SELL	3,833	7.83	08/29/2025	(2)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Hong Kong Dollar	SELL	$9,628	7.79	09/17/2025	$(36)
Hungarian Forint	SELL	2,503,302	342.63	08/05/2025	(47,385)
Hungarian Forint	SELL	855,344	339.75	08/05/2025	(23,247)
Hungarian Forint	SELL	312,987	338.03	08/05/2025	(10,041)
Hungarian Forint	SELL	277,569	345.50	08/05/2025	(2,971)
Hungarian Forint	SELL	206,432	338.61	08/05/2025	(6,282)
Hungarian Forint	SELL	175,224	345.50	08/05/2025	(1,876)
Hungarian Forint	SELL	159,864	344.67	08/05/2025	(2,092)
Hungarian Forint	SELL	144,343	347.50	08/05/2025	(716)
Hungarian Forint	SELL	136,000	340.44	08/05/2025	(3,426)
Hungarian Forint	SELL	89,112	347.50	08/05/2025	(442)
Hungarian Forint	SELL	78,699	343.08	08/05/2025	(1,388)
Hungarian Forint	SELL	78,654	347.09	08/05/2025	(483)
Indian Rupee	SELL	1,648,883	86.38	08/05/2025	(22,870)
Indian Rupee	SELL	555,918	86.38	08/05/2025	(7,711)
Indian Rupee	SELL	1,454,446	87.53	09/02/2025	(2,234)
Indian Rupee	SELL	548,602	87.53	09/02/2025	(843)
Indonesian Rupiah	SELL	210,106	16,406.89	08/05/2025	(668)
Indonesian Rupiah	SELL	124,015	16,246.95	08/05/2025	(1,585)
Israeli Shekel	SELL	754,291	3.37	08/05/2025	(5,602)
Israeli Shekel	SELL	107,899	3.34	08/05/2025	(1,785)
Israeli Shekel	SELL	100,581	3.33	08/05/2025	(1,836)
Israeli Shekel	SELL	206,443	3.37	09/02/2025	(1,543)
Israeli Shekel	SELL	115,485	3.38	09/02/2025	(506)
Japanese Yen	SELL	10,892,919	144.47	08/05/2025	(434,954)
Japanese Yen	SELL	1,381,916	146.39	08/05/2025	(37,538)
Japanese Yen	SELL	1,107,488	143.66	08/05/2025	(50,195)
Japanese Yen	SELL	408,417	144.47	08/05/2025	(16,308)
Japanese Yen	SELL	394,731	145.16	08/05/2025	(13,946)
Japanese Yen	SELL	176,835	145.33	08/05/2025	(6,047)
Japanese Yen	SELL	158,498	145.11	08/05/2025	(5,653)
Japanese Yen	SELL	145,152	143.99	08/05/2025	(6,262)
Japanese Yen	SELL	144,950	144.19	08/05/2025	(6,059)
Japanese Yen	SELL	136,267	146.04	08/05/2025	(4,022)
Japanese Yen	SELL	108,758	144.36	08/05/2025	(4,424)
Japanese Yen	SELL	102,803	146.88	08/05/2025	(2,456)
Japanese Yen	SELL	100,185	145.73	08/05/2025	(3,162)
Japanese Yen	SELL	95,664	146.35	08/05/2025	(2,628)
Japanese Yen	SELL	94,700	147.83	08/05/2025	(1,664)
Japanese Yen	SELL	94,611	147.97	08/05/2025	(1,574)
Japanese Yen	SELL	89,077	148.19	08/05/2025	(1,357)
Japanese Yen	SELL	86,936	147.24	08/05/2025	(1,874)
Japanese Yen	SELL	86,843	146.24	08/05/2025	(2,446)
Japanese Yen	SELL	86,766	146.37	08/05/2025	(2,368)
Japanese Yen	SELL	80,416	146.74	08/05/2025	(1,999)
Japanese Yen	SELL	80,106	148.55	08/05/2025	(1,025)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Japanese Yen	SELL	$80,033	147.44	08/05/2025	$(1,616)
Japanese Yen	SELL	79,347	144.93	08/05/2025	(2,924)
Japanese Yen	SELL	76,853	143.55	08/05/2025	(3,540)
Japanese Yen	SELL	69,175	146.01	08/05/2025	(2,055)
Japanese Yen	SELL	60,433	143.43	08/05/2025	(2,830)
Japanese Yen	SELL	56,761	147.99	08/05/2025	(939)
Japanese Yen	SELL	44,434	148.71	08/05/2025	(521)
Japanese Yen	SELL	37,615	143.56	08/05/2025	(1,730)
Japanese Yen	SELL	35,474	146.59	08/05/2025	(917)
Japanese Yen	SELL	34,909	148.73	08/05/2025	(405)
Japanese Yen	SELL	30,016	146.59	08/05/2025	(776)
Japanese Yen	SELL	22,150	144.47	08/05/2025	(884)
Japanese Yen	SELL	17,578	147.92	08/05/2025	(299)
Japanese Yen	SELL	15,920	144.47	08/05/2025	(636)
Japanese Yen	SELL	15,715	146.36	08/05/2025	(430)
Japanese Yen	SELL	13,521	147.92	08/05/2025	(230)
Japanese Yen	SELL	21,468	149.06	08/29/2025	(145)
Japanese Yen	SELL	1,362	146.82	08/29/2025	(30)
Japanese Yen	SELL	600,218	147.45	09/02/2025	(10,234)
Japanese Yen	SELL	476,084	147.45	09/02/2025	(8,118)
Japanese Yen	SELL	158,990	148.44	09/02/2025	(1,668)
Japanese Yen	SELL	79,294	148.81	09/02/2025	(633)
Japanese Yen	SELL	2,035	147.45	09/02/2025	(35)
Japanese Yen	SELL	72,707	143.04	09/17/2025	(3,263)
Japanese Yen	SELL	30,725	143.20	09/17/2025	(1,345)
Japanese Yen	SELL	19,575	143.04	09/17/2025	(878)
Japanese Yen	SELL	7,459	147.47	09/17/2025	(114)
Mexican Peso	BUY	6,548,085	19.14	08/05/2025	(108,587)
Mexican Peso	BUY	368,281	19.14	08/05/2025	(6,107)
Mexican Peso	BUY	306,584	18.95	08/05/2025	(2,007)
Mexican Peso	BUY	154,946	18.85	08/05/2025	(120)
Mexican Peso	BUY	92,981	18.84	08/05/2025	(59)
Mexican Peso	BUY	92,458	18.93	08/05/2025	(475)
Mexican Peso	BUY	61,986	18.84	08/05/2025	(40)
Mexican Peso	SELL	3,486,941	18.74	08/05/2025	(17,080)
Mexican Peso	SELL	1,222,921	18.74	08/05/2025	(5,761)
Mexican Peso	SELL	375,764	18.82	08/05/2025	(314)
Mexican Peso	SELL	189,448	18.68	08/05/2025	(1,510)
Mexican Peso	SELL	187,391	18.68	08/05/2025	(1,525)
Mexican Peso	SELL	128,904	18.62	08/05/2025	(1,453)
Mexican Peso	SELL	75,327	18.72	08/05/2025	(449)
Mexican Peso	SELL	69,436	18.58	08/05/2025	(931)
Mexican Peso	SELL	52,726	18.64	08/05/2025	(524)
Mexican Peso	SELL	52,718	18.65	08/05/2025	(516)
Mexican Peso	SELL	52,636	18.68	08/05/2025	(434)
Mexican Peso	SELL	52,607	18.69	08/05/2025	(405)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Mexican Peso	SELL	$26,305	18.70	08/05/2025	$(177)
Mexican Peso	SELL	15,831	18.63	08/05/2025	(165)
Mexican Peso	SELL	10,559	18.66	08/05/2025	(97)
Mexican Peso	SELL	1,994,426	18.87	09/02/2025	(1,627)
Mexican Peso	SELL	76,059	18.87	09/02/2025	(85)
Mexican Peso	SELL	42,919	18.87	09/02/2025	(35)
Mexican Peso	SELL	42,773	18.87	09/02/2025	(48)
Mexican Peso	SELL	39,646	18.87	09/02/2025	(44)
New Taiwan Dollar	SELL	529,263	29.73	08/05/2025	(2,222)
New Taiwan Dollar	SELL	154,202	29.22	08/05/2025	(3,307)
New Taiwan Dollar	SELL	147,961	28.69	08/05/2025	(5,775)
New Taiwan Dollar	SELL	119,660	28.79	08/05/2025	(4,270)
New Zealand Dollar	SELL	2,481,896	1.66	08/05/2025	(54,297)
New Zealand Dollar	SELL	628,932	1.66	08/05/2025	(11,996)
New Zealand Dollar	SELL	265,821	1.67	08/05/2025	(3,106)
New Zealand Dollar	SELL	160,296	1.65	08/05/2025	(3,848)
New Zealand Dollar	SELL	160,277	1.65	08/05/2025	(3,829)
New Zealand Dollar	SELL	157,155	1.69	08/05/2025	(707)
New Zealand Dollar	SELL	156,161	1.66	08/05/2025	(2,665)
New Zealand Dollar	SELL	111,661	1.66	08/05/2025	(2,443)
New Zealand Dollar	SELL	109,111	1.65	08/05/2025	(2,845)
New Zealand Dollar	SELL	101,127	1.68	08/05/2025	(764)
New Zealand Dollar	SELL	93,748	1.65	08/05/2025	(2,240)
New Zealand Dollar	SELL	93,737	1.65	08/05/2025	(2,230)
New Zealand Dollar	SELL	80,651	1.67	08/05/2025	(952)
New Zealand Dollar	SELL	80,167	1.68	08/05/2025	(467)
New Zealand Dollar	SELL	69,693	1.65	08/05/2025	(1,800)
New Zealand Dollar	SELL	50,454	1.68	08/05/2025	(273)
New Zealand Dollar	SELL	20,182	1.68	08/05/2025	(109)
New Zealand Dollar	SELL	2,847,167	1.68	09/02/2025	(15,329)
New Zealand Dollar	SELL	86,123	1.68	09/02/2025	(436)
Norwegian Krone	BUY	87,412	10.30	08/05/2025	(22)
Norwegian Krone	BUY	122,140	10.32	09/02/2025	(289)
Norwegian Krone	SELL	1,776,038	10.18	08/05/2025	(19,669)
Norwegian Krone	SELL	475,470	10.18	08/05/2025	(5,266)
Norwegian Krone	SELL	215,062	10.04	08/05/2025	(5,219)
Norwegian Krone	SELL	210,436	10.07	08/05/2025	(4,479)
Norwegian Krone	SELL	184,518	10.19	08/05/2025	(1,876)
Norwegian Krone	SELL	160,767	10.08	08/05/2025	(3,384)
Norwegian Krone	SELL	138,263	10.13	08/05/2025	(2,254)
Norwegian Krone	SELL	136,856	10.08	08/05/2025	(2,789)
Norwegian Krone	SELL	101,936	10.10	08/05/2025	(1,872)
Norwegian Krone	SELL	83,777	10.15	08/05/2025	(1,199)
Norwegian Krone	SELL	26,524	10.18	08/05/2025	(294)
Norwegian Krone	SELL	285,903	10.14	08/29/2025	(4,129)
Norwegian Krone	SELL	56,409	10.19	08/29/2025	(540)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Norwegian Krone	SELL	$36,773	10.14	08/29/2025	$(531)
Norwegian Krone	SELL	8,183	10.14	08/29/2025	(118)
Peruvian Nuevo Sol	SELL	68,956	3.55	08/05/2025	(640)
Peruvian Nuevo Sol	SELL	229,417	3.56	09/02/2025	(1,792)
Philippine Peso	SELL	116,491	56.49	08/05/2025	(3,760)
Philippine Peso	SELL	65,507	56.33	08/05/2025	(2,288)
Philippine Peso	SELL	36,120	57.59	08/05/2025	(485)
Polish Zloty	SELL	2,962,894	3.68	08/05/2025	(46,499)
Polish Zloty	SELL	1,043,135	3.68	08/05/2025	(16,371)
Polish Zloty	SELL	470,711	3.63	08/05/2025	(13,300)
Polish Zloty	SELL	178,227	3.62	08/05/2025	(5,492)
Polish Zloty	SELL	172,257	3.63	08/05/2025	(4,879)
Polish Zloty	SELL	158,719	3.62	08/05/2025	(4,731)
Polish Zloty	SELL	100,737	3.63	08/05/2025	(2,720)
Polish Zloty	SELL	100,681	3.64	08/05/2025	(2,665)
Polish Zloty	SELL	91,556	3.60	08/05/2025	(3,180)
Polish Zloty	SELL	79,991	3.61	08/05/2025	(2,596)
Polish Zloty	SELL	79,891	3.69	08/05/2025	(889)
Polish Zloty	SELL	77,585	3.67	08/05/2025	(1,261)
Polish Zloty	SELL	71,258	3.61	08/05/2025	(2,432)
Polish Zloty	SELL	54,681	3.64	08/05/2025	(1,388)
Polish Zloty	SELL	54,249	3.61	08/05/2025	(1,759)
Polish Zloty	SELL	31,809	3.65	08/05/2025	(743)
Polish Zloty	SELL	16,611	3.61	08/05/2025	(543)
Polish Zloty	SELL	4,895	3.68	08/05/2025	(75)
Polish Zloty	SELL	1,365	3.66	08/05/2025	(26)
Polish Zloty	SELL	19,603	3.62	08/29/2025	(597)
Polish Zloty	SELL	1,064,794	3.70	09/02/2025	(10,464)
Polish Zloty	SELL	223,015	3.70	09/02/2025	(2,192)
Polish Zloty	SELL	128,654	3.73	09/02/2025	(175)
Singapore Dollar	SELL	404,871	1.29	08/05/2025	(2,483)
Singapore Dollar	SELL	318,247	1.28	08/05/2025	(4,508)
Singapore Dollar	SELL	289,601	1.28	08/05/2025	(4,383)
Singapore Dollar	SELL	260,747	1.28	08/05/2025	(4,051)
Singapore Dollar	SELL	233,353	1.28	08/05/2025	(3,637)
Singapore Dollar	SELL	190,931	1.28	08/05/2025	(2,071)
Singapore Dollar	SELL	184,766	1.27	08/05/2025	(3,614)
Singapore Dollar	SELL	174,513	1.29	08/05/2025	(1,070)
Singapore Dollar	SELL	169,616	1.27	08/05/2025	(3,882)
Singapore Dollar	SELL	144,679	1.28	08/05/2025	(2,070)
Singapore Dollar	SELL	137,127	1.28	08/05/2025	(2,226)
Singapore Dollar	SELL	124,650	1.28	08/05/2025	(1,313)
Singapore Dollar	SELL	121,874	1.27	08/05/2025	(2,391)
Singapore Dollar	SELL	109,428	1.28	08/05/2025	(1,507)
Singapore Dollar	SELL	93,986	1.28	08/05/2025	(1,483)
Singapore Dollar	SELL	78,170	1.28	08/05/2025	(1,084)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Singapore Dollar	SELL	$74,191	1.28	08/05/2025	$(960)
Singapore Dollar	SELL	70,756	1.27	08/05/2025	(1,379)
Singapore Dollar	SELL	66,337	1.28	08/05/2025	(814)
Singapore Dollar	SELL	64,833	1.28	08/05/2025	(852)
Singapore Dollar	SELL	44,636	1.28	08/05/2025	(697)
South African Rand	SELL	6,562,453	17.89	08/05/2025	(69,333)
South African Rand	SELL	2,062,465	17.85	08/05/2025	(26,660)
South African Rand	SELL	1,989,929	17.67	08/05/2025	(45,642)
South African Rand	SELL	650,614	17.83	08/05/2025	(9,155)
South African Rand	SELL	392,599	17.83	08/05/2025	(5,511)
South African Rand	SELL	391,871	17.84	08/05/2025	(5,336)
South African Rand	SELL	389,888	17.85	08/05/2025	(5,012)
South African Rand	SELL	388,204	17.93	08/05/2025	(3,329)
South African Rand	SELL	310,832	17.73	08/05/2025	(6,139)
South African Rand	SELL	112,312	17.81	08/05/2025	(1,715)
South African Rand	SELL	108,182	17.56	08/05/2025	(3,115)
South African Rand	SELL	85,532	17.54	08/05/2025	(2,585)
South African Rand	SELL	78,612	17.81	08/05/2025	(1,194)
South African Rand	SELL	40,861	17.87	08/05/2025	(494)
South African Rand	SELL	27,483	17.83	08/05/2025	(387)
South African Rand	SELL	26,891	17.85	08/05/2025	(348)
South African Rand	SELL	22,775	17.56	08/05/2025	(656)
South African Rand	SELL	9,535	17.83	08/05/2025	(134)
South African Rand	SELL	40,799	17.89	09/02/2025	(508)
South Korean Won	BUY	94,486	1,390.99	08/05/2025	(205)
South Korean Won	SELL	447,160	1,373.00	08/05/2025	(4,828)
South Korean Won	SELL	173,439	1,374.00	08/05/2025	(1,748)
South Korean Won	SELL	173,351	1,374.70	08/05/2025	(1,659)
South Korean Won	SELL	163,259	1,380.72	08/05/2025	(855)
South Korean Won	SELL	131,334	1,387.15	08/05/2025	(79)
South Korean Won	SELL	129,325	1,378.45	08/05/2025	(888)
South Korean Won	SELL	118,902	1,384.01	08/05/2025	(342)
South Korean Won	SELL	94,224	1,371.29	08/05/2025	(1,133)
South Korean Won	SELL	63,383	1,365.36	08/05/2025	(1,033)
South Korean Won	SELL	3,940	1,380.72	08/05/2025	(21)
Swedish Krona	SELL	3,617,726	9.66	08/05/2025	(37,506)
Swedish Krona	SELL	1,145,475	9.66	08/05/2025	(11,875)
Swedish Krona	SELL	216,670	9.51	08/05/2025	(5,587)
Swedish Krona	SELL	182,586	9.48	08/05/2025	(5,317)
Swedish Krona	SELL	158,707	9.51	08/05/2025	(3,981)
Swedish Krona	SELL	134,188	9.61	08/05/2025	(2,005)
Swedish Krona	SELL	129,756	9.48	08/05/2025	(3,720)
Swedish Krona	SELL	113,041	9.64	08/05/2025	(1,351)
Swedish Krona	SELL	86,990	9.54	08/05/2025	(1,942)
Swedish Krona	SELL	85,789	9.56	08/05/2025	(1,766)
Swedish Krona	SELL	80,066	9.62	08/05/2025	(1,166)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Swedish Krona	SELL	$79,931	9.76	08/05/2025	$(6)
Swedish Krona	SELL	79,734	9.53	08/05/2025	(1,858)
Swedish Krona	SELL	79,729	9.66	08/05/2025	(829)
Swedish Krona	SELL	79,401	9.70	08/05/2025	(501)
Swedish Krona	SELL	79,274	9.59	08/05/2025	(1,399)
Swedish Krona	SELL	78,570	9.55	08/05/2025	(1,720)
Swedish Krona	SELL	45,558	9.66	08/05/2025	(472)
Swedish Krona	SELL	28,326	9.53	08/05/2025	(660)
Swedish Krona	SELL	13,685	9.50	08/05/2025	(365)
Swedish Krona	SELL	10,354	9.66	08/05/2025	(107)
Swedish Krona	SELL	3,106	9.66	08/05/2025	(32)
Swedish Krona	SELL	218,886	9.52	08/29/2025	(5,116)
Swedish Krona	SELL	74,608	9.52	08/29/2025	(1,744)
Swedish Krona	SELL	30,894	9.52	08/29/2025	(722)
Swedish Krona	SELL	79,522	9.68	09/02/2025	(480)
Swedish Krona	SELL	30,372	9.55	09/17/2025	(574)
Swiss Franc	SELL	2,423,657	1.24	08/05/2025	(16,170)
Swiss Franc	SELL	365,379	1.26	08/05/2025	(8,258)
Swiss Franc	SELL	166,195	1.24	08/05/2025	(1,181)
Swiss Franc	SELL	112,967	1.26	08/05/2025	(2,136)
Swiss Franc	SELL	94,709	1.26	08/05/2025	(2,350)
Swiss Franc	SELL	93,975	1.25	08/05/2025	(1,616)
Swiss Franc	SELL	80,928	1.25	08/05/2025	(884)
Swiss Franc	SELL	31,540	1.26	08/05/2025	(753)
Swiss Franc	SELL	24,794	1.24	08/05/2025	(165)
Swiss Franc	SELL	12,626	1.26	08/05/2025	(311)
Swiss Franc	SELL	151,474	1.26	08/29/2025	(3,130)
Swiss Franc	SELL	69,368	1.26	08/29/2025	(1,434)
Swiss Franc	SELL	62,307	1.25	08/29/2025	(549)
Swiss Franc	SELL	12,451	1.25	08/29/2025	(99)
Swiss Franc	SELL	49,785	1.24	09/02/2025	(354)
Thai Baht	BUY	169,419	32.70	08/05/2025	(116)
Thai Baht	BUY	895,738	32.61	09/02/2025	(92)
Thai Baht	SELL	420,661	32.24	08/05/2025	(5,697)
Thai Baht	SELL	207,079	32.21	08/05/2025	(2,963)
Thai Baht	SELL	181,088	32.36	08/05/2025	(1,760)
Thai Baht	SELL	157,798	32.26	08/05/2025	(2,034)
Thai Baht	SELL	156,119	32.16	08/05/2025	(2,497)
Thai Baht	SELL	134,561	32.55	08/05/2025	(524)
Thai Baht	SELL	93,322	32.25	08/05/2025	(1,210)
Thai Baht	SELL	5,232	32.49	08/05/2025	(29)
Thai Baht	SELL	220,612	32.45	09/02/2025	(1,086)
Total Unrealized Depreciation on Forward Currency Contracts					$(2,771,695)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Sale Commitments ‡
	Face Amount				Proceeds	Value
		United States Government and Agency Obligations
USD	1,765,000	U.S. Treasury Bonds	2.25%	05/15/2041	$1,270,582	$1,273,031
	1,004,000	U.S. Treasury Bonds	4.75%	05/15/2055	980,327	982,258
	1,090,000	U.S. Treasury Notes	3.88%	06/15/2028	1,094,959	1,090,305
	4,280,000	U.S. Treasury Notes	4.63%	02/15/2035	4,371,529	4,375,469
		Total United States Government and Agency Obligations			7,717,397	7,721,063
		Foreign Government Obligations
AUD	1,303,000	Australia Government Bonds	1.25%	05/21/2032	712,549	708,334
	2,140,000	Australia Government Bonds	1.50%	06/21/2031	1,225,878	1,217,813
	710,000	Australia Government Bonds REG S	2.25%	05/21/2028	447,916	444,001
	5,696,000	Australia Government Bonds REG S	2.75%	11/21/2028	3,626,351	3,595,196
	3,707,000	Australia Government Bonds REG S	2.75%	11/21/2029	2,334,981	2,316,273
	1,992,000	Australia Government Bonds REG S	3.75%	05/21/2034	1,252,151	1,246,249
EUR	1,096,780	Bundesobligation REG S	2.20%	04/13/2028	1,271,770	1,262,452
	2,212,610	Bundesobligation REG S	2.40%	04/18/2030	2,569,766	2,550,394
	2,086,000	Bundesrepublik Deutschland Bundesanleihe REG S	1.70%	08/15/2032	2,306,502	2,276,802
	417,832	Bundesrepublik Deutschland Bundesanleihe REG S +	2.20%	08/15/2030	431,370	428,304
	3,800,532	Bundesrepublik Deutschland Bundesanleihe REG S +	2.28%	02/15/2031	3,892,224	3,844,421
	3,500,092	Bundesrepublik Deutschland Bundesanleihe REG S +	2.33%	08/15/2031	3,534,249	3,488,779
	1,065,000	Bundesrepublik Deutschland Bundesanleihe REG S +	2.36%	02/15/2032	1,053,254	1,045,042
	2,050,266	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	02/15/2035	2,388,768	2,316,213
	1,432,300	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2046	1,499,819	1,490,828
	245,160	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2054	247,095	246,086
	210,052	Bundesrepublik Deutschland Bundesanleihe REG S	4.25%	07/04/2039	278,342	276,724
	463,000	European Union REG S	0.30%	11/04/2050	248,723	243,636
	1,779,400	European Union REG S	0.45%	07/04/2041	1,298,678	1,283,627
	1,564,000	European Union REG S	2.50%	12/04/2031	1,784,297	1,772,032
	850,000	European Union REG S	3.00%	12/04/2034	979,322	972,956
	2,237,781	European Union REG S	3.00%	03/04/2053	2,210,253	2,200,655
	1,015,000	European Union REG S	3.25%	07/04/2034	1,194,881	1,187,259
	1,040,800	European Union REG S	3.38%	11/04/2042	1,161,364	1,156,334
	643,000	European Union REG S	3.38%	10/05/2054	671,136	672,760
	719,000	French Republic Government Bonds OAT REG S	3.00%	05/25/2054	680,359	670,585
	2,007,600	French Republic Government Bonds OAT REG S	3.25%	05/25/2045	2,111,285	2,098,921
	1,911,490	Italy Buoni Poliennali Del Tesoro REG S	0.15%	05/15/2051	1,345,931	1,342,100
	427,000	Italy Buoni Poliennali Del Tesoro REG S	0.95%	03/01/2037	369,293	366,927
	1,228,000	Italy Buoni Poliennali Del Tesoro REG S	1.45%	03/01/2036	1,159,969	1,151,813
	3,655,000	Italy Buoni Poliennali Del Tesoro REG S	1.65%	03/01/2032	3,888,908	3,861,781
	3,074,000	Italy Buoni Poliennali Del Tesoro REG S	2.45%	09/01/2033	3,364,561	3,340,590
	6,109,000	Italy Buoni Poliennali Del Tesoro REG S	2.65%	06/15/2028	7,072,818	7,057,376
	1,485,000	Italy Buoni Poliennali Del Tesoro REG S	2.95%	07/01/2030	1,728,331	1,718,428
	1,481,000	Italy Buoni Poliennali Del Tesoro REG S	2.95%	07/01/2030	1,716,218	1,713,672
	1,076,000	Italy Buoni Poliennali Del Tesoro REG S	2.95%	09/01/2038	1,142,135	1,134,563
	2,335,000	Italy Buoni Poliennali Del Tesoro REG S	3.10%	03/01/2040	2,471,839	2,456,669
	2,181,000	Italy Buoni Poliennali Del Tesoro REG S	3.25%	07/15/2032	2,525,853	2,524,569
	1,703,000	Italy Buoni Poliennali Del Tesoro REG S	3.50%	03/01/2030	2,043,510	2,028,589
	2,359,000	Italy Buoni Poliennali Del Tesoro REG S	3.85%	12/15/2029	2,860,995	2,840,595
	212,000	Italy Buoni Poliennali Del Tesoro REG S	3.85%	07/01/2034	254,056	252,376
	1,237,000	Italy Buoni Poliennali Del Tesoro REG S	4.00%	04/30/2035	1,505,322	1,493,336
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Forward Sale Commitments ‡ (continued)
	Face Amount				Proceeds	Value
		Foreign Government Obligations (continued)
EUR	2,260,000	Italy Buoni Poliennali Del Tesoro REG S	4.15%	10/01/2039	$2,746,563	$2,677,916
	5,027,000	Italy Buoni Poliennali Del Tesoro REG S	4.15%	10/01/2039	6,041,031	5,957,234
	1,517,000	Italy Buoni Poliennali Del Tesoro REG S	4.30%	10/01/2054	1,745,046	1,726,733
	950,000	Italy Buoni Poliennali Del Tesoro REG S	4.45%	09/01/2043	1,174,170	1,144,480
	1,082,000	Italy Buoni Poliennali Del Tesoro REG S	4.50%	10/01/2053	1,285,480	1,279,331
	1,482,000	Italy Buoni Poliennali Del Tesoro REG S	4.75%	09/01/2044	1,870,737	1,859,545
	2,322,000	Italy Buoni Poliennali Del Tesoro REG S	5.00%	09/01/2040	3,022,412	3,004,877
	4,440,000	Italy Buoni Poliennali Del Tesoro REG S	6.00%	05/01/2031	6,038,433	5,946,220
JPY	252,800,000	Japan Government Five Year Bonds	1.00%	03/20/2030	1,713,811	1,675,605
	410,950,000	Japan Government Ten Year Bonds	0.10%	03/20/2029	2,727,675	2,648,732
	72,100,000	Japan Government Ten Year Bonds	0.10%	03/20/2031	466,630	452,311
	290,600,000	Japan Government Ten Year Bonds	0.50%	03/20/2033	1,863,894	1,818,455
	114,500,000	Japan Government Ten Year Bonds	1.40%	03/20/2035	763,963	752,493
EUR	1,798,457	Netherlands Government Bonds REG S	2.50%	07/15/2034	2,016,741	2,014,807
	4,283,000	Spain Government Bonds REG S	0.10%	04/30/2031	4,276,579	4,240,281
	649,000	Spain Government Bonds REG S	0.50%	10/31/2031	653,575	648,388
	4,380,000	Spain Government Bonds REG S	1.25%	10/31/2030	4,720,188	4,683,397
	930,000	Spain Government Bonds REG S	3.90%	07/30/2039	1,132,516	1,099,933
SEK	45,355,000	Sweden Government Bonds REG S	0.75%	05/12/2028	4,632,496	4,507,540
	24,365,000	Sweden Government Bonds REG S	2.25%	05/11/2035	2,513,734	2,463,558
GBP	927,000	U.K. Gilts REG S	0.13%	01/31/2028	1,131,852	1,126,028
	1,919,342	U.K. Gilts REG S	0.25%	07/31/2031	2,041,956	2,038,691
	753,000	U.K. Gilts REG S	0.63%	10/22/2050	354,641	359,456
	3,798,000	U.K. Gilts REG S	1.13%	01/31/2039	3,173,115	3,187,857
	1,007,500	U.K. Gilts REG S	3.75%	07/22/2052	1,022,411	1,031,432
	2,184,337	U.K. Gilts REG S	4.00%	10/22/2031	2,907,217	2,865,894
	1,874,500	U.K. Gilts REG S	4.25%	06/07/2032	2,498,999	2,495,082
	2,283,250	U.K. Gilts REG S	4.25%	03/07/2036	2,919,006	2,921,352
	1,220,000	U.K. Gilts REG S	4.25%	09/07/2039	1,496,876	1,501,106
	574,000	U.K. Gilts REG S	4.25%	12/07/2040	693,806	696,193
	2,545,000	U.K. Gilts REG S	4.25%	12/07/2046	2,902,744	2,919,545
	990,000	U.K. Gilts REG S	4.63%	01/31/2034	1,328,360	1,327,912
	2,830,000	U.K. Gilts REG S	4.75%	12/07/2030	3,901,409	3,890,552
	947,750	U.K. Gilts REG S	4.75%	12/07/2038	1,237,710	1,240,810
	1,191,122	U.K. Inflation-Linked Gilts REG S «	0.13%	08/10/2031	1,517,990	1,513,073
	367,542	U.K. Inflation-Linked Gilts REG S «	0.13%	11/22/2056	256,655	260,494
	387,890	U.K. Inflation-Linked Gilts REG S «	0.25%	03/22/2052	303,772	307,704
	601,128	U.K. Inflation-Linked Gilts REG S «	0.63%	03/22/2045	591,176	594,261
		Total Foreign Government Obligations			156,548,391	155,175,338
		Total Forward Sale Commitments			$164,265,788	$162,896,401
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Futures Contracts
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10YR Euro-Bund Bonds	BUY	EUR	48	$2,747	08/2025	$(3,148)
10YR Euro-Bund Bonds	BUY	EUR	46	6,828,614	09/2025	(4,452)
10YR Euro-Bund Bonds	SELL	EUR	48	549	08/2025	973
10YR Euro-Bund Bonds	SELL	EUR	1	148,448	09/2025	847
10YR Japanese Government Bonds	SELL	JPY	2	1,834,347	09/2025	3,880
10YR U.S. Treasury Notes	BUY	USD	24	2,665,500	09/2025	4,109
10YR U.S. Treasury Notes	SELL	USD	159	17,658,938	09/2025	(39,203)
3 Month Euribor	BUY	EUR	30	8,419,310	12/2025	(4,149)
3 Month SOFR	SELL	USD	3	718,238	12/2025	863
3 Month SONIA	SELL	GBP	72	22,890,117	12/2025	1,191
3 Month SONIA	SELL	GBP	194	61,926,461	09/2026	(107,820)
30 Day Federal Funds	SELL	USD	27	10,775,549	10/2025	7,668
30YR Euro-Buxl Bonds	BUY	EUR	17	2,283,904	09/2025	3,869
3YR Australia Treasury Bonds	BUY	AUD	3	207,278	09/2025	(74)
5YR Euro-Bobl Notes	BUY	EUR	13	1,744,878	09/2025	(1,545)
5YR Euro-Bobl Notes	SELL	EUR	52	6,979,512	09/2025	18,748
5YR U.S. Treasury Notes	BUY	USD	19	2,055,266	09/2025	(3,044)
5YR U.S. Treasury Notes	SELL	USD	97	10,492,672	09/2025	5,612
Brent Crude Oil	BUY	USD	1	71,700	08/2025	2,330
Brent Crude Oil	BUY	USD	3	206,070	03/2026	1,710
Brent Crude Oil	SELL	USD	4	283,200	09/2025	(12,840)
Canola	BUY	CAD	10	100,597	11/2025	(155)
Cocoa	BUY	USD	3	255,180	09/2025	(223)
Coffee	BUY	USD	1	103,800	05/2026	(2,175)
Coffee	SELL	USD	1	110,925	09/2025	2,156
Copper	SELL	USD	2	217,725	09/2025	43,272
Corn	BUY	USD	7	154,263	05/2026	(263)
Corn	SELL	USD	12	236,400	09/2025	13,025
Cotton	BUY	USD	1	34,870	05/2026	(560)
E-Micro Gold	BUY	USD	2	66,972	12/2025	(2,326)
E-Mini S&P 500 Index	BUY	USD	1	31,871	09/2025	1,705
E-Mini S&P 500 Index	SELL	USD	45	1,434,206	09/2025	(6,306)
Euro-BTP Italian Government Bonds	SELL	EUR	23	3,178,965	09/2025	(1,167)
Euro-Oat	SELL	EUR	27	3,810,012	09/2025	21,327
Euro-Schatz	BUY	EUR	72	412	08/2025	0
Euro-Schatz	SELL	EUR	17	2,082,909	09/2025	7,417
Gas Oil	BUY	USD	1	69,950	09/2025	2,000
Gas Oil	BUY	USD	1	64,950	05/2026	1,050
Gasoline RBOB	BUY	USD	2	182,608	08/2025	5,326
Gasoline RBOB	BUY	USD	1	89,884	04/2026	1,529
Gold 100 Oz	SELL	USD	1	334,860	12/2025	1,750
Hang Seng China Enterprises Index	SELL	HKD	16	905,478	08/2025	24,293
Lean Hogs	BUY	USD	2	69,780	04/2026	(2,240)
Lean Hogs	SELL	USD	2	71,660	10/2025	2,660
Live Cattle	BUY	USD	2	178,520	10/2025	(1,300)
Live Cattle	BUY	USD	1	89,590	04/2026	6,510
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
LME Aluminum	BUY	USD	3	$192,291	08/2025	$3,947
LME Aluminum	BUY	USD	1	64,097	09/2025	(3,178)
LME Aluminum	SELL	USD	3	192,291	08/2025	2,431
LME Aluminum	SELL	USD	1	64,097	09/2025	3,282
LME Copper	BUY	USD	1	239,833	09/2025	(6,172)
LME Copper	SELL	USD	1	239,833	09/2025	6,617
LME Lead	BUY	USD	5	242,382	08/2025	(9,494)
LME Lead	BUY	USD	2	97,601	09/2025	(3,332)
LME Lead	SELL	USD	5	242,383	08/2025	8,197
LME Lead	SELL	USD	2	97,601	09/2025	2,294
LME Nickel	BUY	USD	1	88,637	08/2025	(1,436)
LME Nickel	BUY	USD	3	267,099	09/2025	(5,640)
LME Nickel	SELL	USD	1	88,637	08/2025	1,807
LME Nickel	SELL	USD	1	89,033	09/2025	970
LME Tin	BUY	USD	1	163,445	08/2025	(180)
LME Tin	BUY	USD	2	327,070	09/2025	(9,352)
LME Tin	SELL	USD	1	163,445	08/2025	(488)
LME Tin	SELL	USD	1	163,535	09/2025	5,792
LME Zinc	BUY	USD	3	206,962	08/2025	5,546
LME Zinc	BUY	USD	3	207,152	09/2025	(385)
LME Zinc	SELL	USD	3	206,962	08/2025	(7,859)
LME Zinc	SELL	USD	1	69,051	09/2025	(2,047)
Micro Copper	BUY	USD	2	21,773	08/2025	(4,771)
Micro Euro Stoxx 50 Index	BUY	EUR	4	24,448	09/2025	164
Micro WTI Crude Oil	BUY	USD	2	13,852	08/2025	606
Mini Topix Index	BUY	JPY	1	19,595	09/2025	1,091
Natural Gas	BUY	EUR	1	29,073	08/2025	(571)
Natural Gas	BUY	USD	4	143,400	03/2026	(12,930)
Natural Gas	BUY	USD	8	287,840	04/2026	1,240
Natural Gas	SELL	USD	11	341,660	08/2025	51,014
Natural Gas	SELL	USD	3	134,910	12/2025	3,530
NY Harbor ULSD	BUY	USD	1	94,756	04/2026	1,541
NY Harbor ULSD	SELL	USD	2	201,256	08/2025	(1,974)
Platinum	BUY	USD	1	64,955	10/2025	(9,835)
Platinum	SELL	USD	3	194,865	10/2025	25,105
Rapeseed	BUY	EUR	6	163,957	10/2025	(791)
Short-Term Euro-BTP Italian Government Bonds	BUY	EUR	45	5,548,864	09/2025	(8,735)
Silver	SELL	USD	1	183,560	09/2025	2,063
Silver	SELL	USD	1	185,955	12/2025	2,558
Soybean	BUY	USD	4	116,520	05/2026	(860)
Soybean	BUY	USD	4	207,750	05/2026	(4,250)
Soybean	SELL	USD	9	445,163	11/2025	13,563
Soybean	SELL	USD	3	82,800	12/2025	9,646
Soybean Oil	BUY	USD	4	130,368	05/2026	(3,054)
Soybean Oil	SELL	USD	4	131,376	12/2025	(12,703)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Sugar	BUY	USD	4	$74,682	04/2026	$(224)
Sugar	SELL	USD	2	46,780	09/2025	710
Sugar	SELL	USD	13	238,056	09/2025	4,467
TOPIX Index	SELL	JPY	7	1,371,673	09/2025	(16,280)
U.S. Treasury Long Bonds	BUY	USD	8	913,500	09/2025	12,531
Ultra Long U.S. Treasury Bonds	BUY	USD	21	2,463,562	09/2025	2,837
Ultra Long U.S. Treasury Bonds	SELL	USD	3	351,938	09/2025	(8,312)
Volatility Index	SELL	USD	2	41,730	10/2025	853
Wheat	BUY	USD	2	52,325	09/2025	(1,900)
Wheat	BUY	USD	2	57,550	05/2026	(538)
Wheat	BUY	USD	3	85,875	05/2026	(2,387)
Wheat	SELL	USD	6	173,325	09/2025	5,472
Wheat	SELL	USD	3	78,938	09/2025	1,988
Wheat	SELL	EUR	9	104,297	12/2025	4,026
WTI Crude Oil	BUY	USD	3	195,420	04/2026	3,330
WTI Crude Oil	SELL	USD	2	138,520	08/2025	(9,335)
Total Futures Contracts						$33,035
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts
Bi-Lateral Credit Default Swaps
Currency	Notional	Expiration Date	Counter- party	Receive (Pay)	Reference Obligation	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	65,000	09/30/2027	BCY	1.00%	Panama Government International Bonds	$(2,628)	$583
	75,000	09/30/2027	GST	1.00%	Panama Government International Bonds	(2,709)	349
	75,000	09/30/2027	GST	1.00%	Panama Government International Bonds	(2,559)	199
	250,000	09/30/2027	GST	1.00%	Panama Government International Bonds	(8,412)	546
	400,000	09/30/2027	MSI	1.00%	Panama Government International Bonds	(12,181)	(404)
	110,000	06/20/2030	CBK	1.00%	Penerbangan Malaysia Bhd.	2,831	169
	730,000	06/20/2030	MSI	1.00%	Penerbangan Malaysia Bhd.	18,953	955
	30,000	01/28/2033	MSI	1.00%	Colombia Government International Bonds	(2,379)	1,087
	125,000	01/28/2033	GST	1.00%	Colombia Government International Bonds	(6,899)	1,516
	175,000	01/28/2033	BCY	1.00%	Colombia Government International Bonds	(8,765)	1,229
	200,000	01/28/2033	MSI	1.00%	Colombia Government International Bonds	(14,763)	6,150
	400,000	01/28/2033	JPM	1.00%	Colombia Government International Bonds	(19,112)	1,886
	475,000	01/28/2033	BCY	1.00%	Colombia Government International Bonds	(23,046)	2,590
	475,000	01/28/2033	GST	1.00%	Colombia Government International Bonds	(21,030)	574
	10,000	11/21/2033	MSI	1.00%	Peruvian Government International Bonds	123	(8)
	25,000	11/21/2033	MSI	1.00%	Peruvian Government International Bonds	308	(20)
	45,000	11/21/2033	JPM	1.00%	Peruvian Government International Bonds	523	(4)
	45,000	11/21/2033	MSI	1.00%	Peruvian Government International Bonds	534	(15)
	50,000	11/21/2033	GST	1.00%	Peruvian Government International Bonds	558	18
	55,000	11/21/2033	JPM	1.00%	Peruvian Government International Bonds	664	(30)
	90,000	11/21/2033	CBK	1.00%	Peruvian Government International Bonds	1,013	24
	100,000	11/21/2033	JPM	1.00%	Peruvian Government International Bonds	1,094	59
	135,000	11/21/2033	MSI	1.00%	Peruvian Government International Bonds	1,545	11
Total Bi-Lateral Credit Default Swaps						$(96,337)	$17,464
Centrally Cleared Credit Default Swaps
Currency	Notional	Expiration Date	Exchange	Receive (Pay)	Reference Obligation	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	4,465,000	06/20/2030	ICE	1.00%	iTraxx Europe Series 43 Version 1 Index	$52,996	$62,035
	50,000	06/20/2030	ICE	5.00%	iTraxx Europe Crossover Series 43 Version 1 Index	(5,703)	(229)
USD	725,000	06/20/2030	ICE	5.00%	CDX NA HY Series 44 Version 1 Index	(40,334)	(16,547)
EUR	5,212,000	06/20/2030	ICE	1.00%	iTraxx Europe Senior Financials Series 43 Version 1 Index	(84,544)	(43,221)
Total Centrally Cleared Credit Default Swaps						$(77,585)	$2,038
Bi-Lateral Cross Currency Swaps
Expiration Date	Counterparty	Pay Amount	Receive Amount	Upfront Premiums Paid/ Received	Unrealized Appreciation/ (Depreciation)
09/17/2030	BOA	USD Variable plus 3 Month USD SOFR	SEK 1,958,884 plus 3 Month SEK STIBOR minus 11.05%	$0	$3,351
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Bi-Lateral Cross Currency Swaps (continued)
Expiration Date	Counterparty	Pay Amount	Receive Amount	Upfront Premiums Paid/ Received	Unrealized Appreciation/ (Depreciation)
09/17/2030	MSI	USD Variable plus 3 Month USD SOFR	CAD 1,957,411 plus 3 Month CAD CORRA minus 0.02%	$0	$2,459
09/17/2030	BOA	USD Variable plus 3 Month USD SOFR	NOK 1,941,477 plus 3 Month NOK NOBOR minus 18.45%	0	2,391
09/17/2030	MSI	USD Variable plus 3 Month USD SOFR	NZD 1,964,064 plus 3 Month NZD BKBM minus 0.03%	0	2,121
09/17/2030	BOA	USD Variable plus 3 Month USD SOFR	AUD 1,964,970 plus 3 Month AUD BBSW plus 0.05%	0	(159)
Total Bi-Lateral Cross Currency Swaps				$0	$10,163
Bi-Lateral Interest Rate Swaps
Currency	Notional	Expiration Date	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MYR	90,970	09/17/2027	JPM	3.23%	Receive	3 Month MYR KLIBOR BNM	$0	$(364)
	362,401	09/17/2027	JPM	3.42%	Receive	3 Month MYR KLIBOR BNM	0	(2,809)
	47,039	12/17/2027	CBK	3.06%	Receive	3 Month MYR KLIBOR BNM	0	(40)
	454,192	03/17/2030	SCB	3.60%	Receive	3 Month MYR KLIBOR BNM	0	(6,204)
	50,833	06/16/2030	GST	3.70%	Receive	3 Month MYR KLIBOR BNM	0	(798)
	255,266	09/17/2030	JPM	3.51%	Receive	3 Month MYR KLIBOR BNM	0	4,735
	311,311	12/17/2030	CBK	3.21%	Receive	3 Month MYR KLIBOR BNM	0	1,172
Total Bi-Lateral Interest Rate Swaps							$0	$(4,308)
Centrally Cleared Interest Rate Swaps
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	181,451,117	09/17/2025	LCH	1.88%	Pay	12 Month EUR STR	$(981)	$(9,936)
GBP	138,720,630	09/18/2025	LCH	3.99%	Receive	12 Month GBP WMBA SONIA Compound	3,170	(550)
	489,646,920	09/18/2025	LCH	4.00%	Receive	12 Month GBP WMBA SONIA Compound	6,601	(2,895)
JPY	71,084,434	09/19/2025	LCH	0.47%	Receive	12 Month JPY TONA	1,049	(126)
	114,440,419	10/30/2025	LCH	0.50%	Receive	12 Month JPY TONA	0	2,190
	173,005,148	12/19/2025	LCH	0.63%	Receive	12 Month JPY TONA	683	(3,182)
MXN	2,953,981	09/16/2026	CME	7.41%	Receive	28 Day MXN TIIE Banxico	129	11,198
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ZAR	1,004,454	09/17/2026	LCH	7.33%	Pay	3 Month ZAR JIBAR SAFEX	$79	$3,804
USD	403,047	09/17/2026	LCH	3.59%	Pay	12 Month USD SOFR	(47)	(1,414)
NZD	342,757	09/17/2026	LCH	3.31%	Receive	6 Month NZD BBR FRA	(81)	(818)
SGD	462,435	09/17/2026	LCH	2.20%	Receive	6 Month SGD SOR Telerate	(6)	(3,388)
CLP	713,630	09/17/2026	CME	4.39%	Receive	6 Month CLP TNA ABIF	0	774
CAD	956,327	09/17/2026	LCH	2.34%	Receive	CAD CORRA	76	2,945
ILS	2,418,572	09/17/2026	LCH	4.06%	Receive	1 Day ILS SHIR	0	2,738
AUD	1,129,106	12/17/2026	LCH	3.03%	Pay	3 Month AUD BBR BBSW	112	(1,946)
PLN	418,614	12/17/2026	LCH	3.83%	Pay	12 Month PLN WIBOR WIBO	0	(659)
GBP	520,536	12/17/2026	LCH	3.72%	Receive	12 Month GBP WMBA SONIA Compound	(776)	313
EUR	596,141	12/17/2026	LCH	1.88%	Receive	12 Month EUR EURIBOR	199	761
NOK	971,693	12/17/2026	LCH	4.00%	Receive	12 Month NOK NIBOR NIBR	(97)	(1,361)
SEK	1,178,232	12/17/2026	LCH	1.91%	Receive	12 Month SEK STIBOR	733	757
BRL	130,104	01/04/2027	CME	14.21%	Receive	BRL CDI	0	277
	287,581	01/04/2027	CME	15.23%	Receive	BRL CDI	0	(5,754)
	320,134	01/04/2027	CME	14.87%	Receive	BRL CDI	0	(3,346)
MXN	689,462	03/17/2027	CME	8.89%	Receive	28 Day MXN TIIE Banxico	0	(7,888)
HUF	1,362,766	03/18/2027	LCH	6.49%	Pay	12 Month HUF BUBOR	(56)	3,802
ZAR	1,101,737	03/18/2027	LCH	7.41%	Pay	3 Month ZAR JIBAR SAFEX	(41)	6,104
PLN	960,640	03/18/2027	LCH	4.67%	Pay	12 Month PLN WIBOR WIBO	63	8,458
KRW	476,600	03/18/2027	LCH	2.57%	Pay	3 Month KRW CD KSDA	41	1,027
ILS	2,566,848	03/18/2027	LCH	3.86%	Receive	1 Day ILS SHIR	370	1,036
GBP	3,851,205	04/28/2027	LCH	3.66%	Pay	12 Month GBP WMBA SONIA Compound	680	3,397
USD	6,792,264	05/22/2027	LCH	4.62%	Pay	12 Month USD SOFR	88,736	(11,154)
NZD	120,305	06/17/2027	LCH	3.44%	Receive	6 Month NZD BBR FRA	(36)	(233)
EUR	667,095	06/17/2027	LCH	1.91%	Receive	12 Month EUR EURIBOR	2,218	(799)
SEK	1,801,663	06/17/2027	LCH	1.97%	Receive	12 Month SEK STIBOR	4,649	(2,405)
USD	4,195,000	07/21/2027	LCH	3.31%	Receive	12 Month USD SOFR	0	1,900
CLP	579,271	09/16/2027	CME	4.45%	Pay	6 Month CLP TNA ABIF	0	(338)
HUF	63,863	09/16/2027	LCH	5.65%	Receive	12 Month HUF BUBOR	0	279
	496,251	09/16/2027	LCH	5.70%	Receive	12 Month HUF BUBOR	0	1,972
ZAR	516,158	09/16/2027	LCH	6.96%	Receive	3 Month ZAR JIBAR SAFEX	0	(735)
USD	810,072	09/16/2027	LCH	3.19%	Receive	12 Month USD SOFR	72	884
NZD	842,752	09/16/2027	LCH	3.22%	Receive	6 Month NZD BBR FRA	242	349
EUR	34,582,049	09/17/2027	LCH	1.78%	Pay	12 Month EUR STR	1,883	(62,550)
	16,642,399	09/17/2027	LCH	2.00%	Pay	12 Month EUR EURIBOR	1,214	(35,747)
	4,140,157	09/17/2027	LCH	2.34%	Pay	12 Month EUR EURIBOR	4,224	15,517
SEK	3,366,924	09/17/2027	LCH	2.50%	Pay	12 Month SEK STIBOR	647	26,334
ILS	2,900,931	09/17/2027	LCH	3.93%	Pay	1 Day ILS SHIR	0	(3,403)
CAD	2,824,104	09/17/2027	LCH	2.38%	Pay	CAD CORRA	8,258	(24,548)
KRW	1,140,889	09/17/2027	LCH	2.52%	Pay	3 Month KRW CD KSDA	76	3,209
	899,973	09/17/2027	LCH	2.26%	Pay	3 Month KRW CD KSDA	0	(2,300)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SGD	842,144	09/17/2027	LCH	2.18%	Pay	6 Month SGD SOR Telerate	$25	$11,707
PLN	555,713	09/17/2027	LCH	3.70%	Pay	12 Month PLN WIBOR WIBO	0	(4,570)
SGD	485,444	09/17/2027	LCH	1.80%	Pay	6 Month SGD SOR Telerate	0	2,969
	415,175	09/17/2027	LCH	1.78%	Pay	6 Month SGD SOR Telerate	0	2,416
	351,995	09/17/2027	LCH	1.82%	Pay	6 Month SGD SOR Telerate	0	2,361
KRW	308,023	09/17/2027	LCH	2.40%	Pay	3 Month KRW CD KSDA	0	153
	279,466	09/17/2027	LCH	2.26%	Pay	3 Month KRW CD KSDA	0	(692)
COP	245,045	09/17/2027	CME	8.00%	Pay	3 Month COP IBR OIS Compound	0	(944)
PLN	197,826	09/17/2027	LCH	3.83%	Pay	12 Month PLN WIBOR WIBO	0	(1,108)
SGD	167,593	09/17/2027	LCH	1.78%	Pay	6 Month SGD SOR Telerate	0	975
	141,693	09/17/2027	LCH	1.80%	Pay	6 Month SGD SOR Telerate	0	876
	108,720	09/17/2027	LCH	2.04%	Pay	6 Month SGD SOR Telerate	0	1,221
COP	70,218	09/17/2027	CME	7.83%	Pay	3 Month COP IBR OIS Compound	0	(498)
CNY	30,371	09/17/2027	LCH	1.46%	Receive	3 Month CNY CNREPOFIX	0	26
HUF	124,575	09/17/2027	LCH	6.03%	Receive	12 Month HUF BUBOR	0	560
	152,078	09/17/2027	LCH	6.18%	Receive	12 Month HUF BUBOR	17	278
COP	202,252	09/17/2027	CME	8.14%	Receive	3 Month COP IBR OIS Compound	0	249
ZAR	282,479	09/17/2027	LCH	7.50%	Receive	3 Month ZAR JIBAR SAFEX	0	(3,408)
COP	449,469	09/17/2027	CME	8.19%	Receive	3 Month COP IBR OIS Compound	0	196
ZAR	830,538	09/17/2027	LCH	7.08%	Receive	3 Month ZAR JIBAR SAFEX	0	(3,228)
AUD	1,498,934	09/17/2027	LCH	3.66%	Receive	3 Month AUD BBR BBSW	(5,660)	(5,469)
USD	2,298,731	09/17/2027	LCH	3.66%	Receive	12 Month USD SOFR	(269)	(187)
JPY	8,105,814	09/17/2027	LCH	0.81%	Receive	12 Month JPY TONA	8,792	(4,468)
EUR	3,967,823	10/15/2027	LCH	1.69%	Pay	12 Month EUR STR	(6,921)	(8,328)
MXN	3,938,702	12/15/2027	CME	7.36%	Pay	28 Day MXN TIIE Banxico	463	(31,082)
	496,563	12/15/2027	CME	7.53%	Pay	28 Day MXN TIIE Banxico	0	(2,195)
	496,563	12/15/2027	CME	7.54%	Pay	28 Day MXN TIIE Banxico	0	(2,133)
AUD	614,948	12/16/2027	LCH	3.22%	Pay	3 Month AUD BBR BBSW	218	(740)
CAD	601,249	12/16/2027	LCH	2.56%	Receive	CAD CORRA	(18)	1,157
NOK	2,488,331	12/16/2027	LCH	3.78%	Receive	12 Month NOK NIBOR NIBR	(312)	(2,444)
NZD	3,671,663	12/17/2027	LCH	3.38%	Pay	6 Month NZD BBR FRA	3,330	7,723
NOK	1,127,778	12/17/2027	LCH	4.00%	Pay	12 Month NOK NIBOR NIBR	2,593	511
CZK	886,500	12/17/2027	LCH	3.16%	Pay	12 Month CZK PRIBOR PRBO	0	(9,903)
CLP	834,465	12/17/2027	CME	4.35%	Pay	6 Month CLP TNA ABIF	0	(1,618)
SGD	682,702	12/17/2027	LCH	1.62%	Pay	6 Month SGD SOR Telerate	1	1,518
KRW	248,979	12/17/2027	LCH	2.25%	Pay	3 Month KRW CD KSDA	2	(625)
CNY	163,287	12/17/2027	LCH	1.48%	Receive	3 Month CNY CNREPOFIX	0	67
	324,549	12/17/2027	LCH	1.56%	Receive	3 Month CNY CNREPOFIX	0	(371)
HUF	348,698	12/17/2027	LCH	6.06%	Receive	12 Month HUF BUBOR	0	932
GBP	438,946	12/17/2027	LCH	3.69%	Receive	12 Month GBP WMBA SONIA Compound	(624)	(150)
USD	4,352,338	01/27/2028	LCH	3.23%	Receive	12 Month USD SOFR	2,338	(356)
	8,649,000	07/21/2028	LCH	3.39%	Pay	12 Month USD SOFR	0	5,487
BRL	45,243	01/02/2029	CME	13.29%	Receive	BRL CDI	0	397
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BRL	102,064	01/02/2029	CME	13.35%	Receive	BRL CDI	$0	$529
	102,382	01/02/2029	CME	13.35%	Receive	BRL CDI	0	523
	137,913	01/02/2029	CME	13.56%	Receive	BRL CDI	0	(136)
	142,564	01/02/2029	CME	13.27%	Receive	BRL CDI	0	1,304
JPY	1,201,912	04/15/2029	LCH	0.75%	Receive	12 Month JPY TONA	(519)	8,029
USD	4,457,000	07/21/2029	LCH	3.58%	Receive	12 Month USD SOFR	0	(2,799)
AUD	397,632	09/16/2029	LCH	3.84%	Pay	3 Month AUD BBR BBSW	(1,572)	5,570
EUR	383,291	10/15/2029	LCH	2.19%	Receive	12 Month EUR EURIBOR	(67)	1,603
SEK	673,120	12/16/2029	LCH	2.56%	Pay	12 Month SEK STIBOR	(292)	1,801
USD	5,440,728	01/15/2030	LCH	2.52%	Pay	U.S. CPI Urban Consumers NSA	2,272	(41,800)
EUR	1,756,513	01/15/2030	LCH	2.06%	Receive	12 Month EUR STR	(816)	4,080
USD	4,887,718	03/03/2030	LCH	2.52%	Pay	U.S. CPI Urban Consumers NSA	(1,718)	(29,078)
INR	85,353	03/17/2030	LCH	6.18%	Receive	6 Month INR FBIL MIBOR OIS Compound	(6)	(708)
ZAR	290,769	03/17/2030	LCH	8.23%	Receive	3 Month ZAR JIBAR SAFEX	(27)	(6,580)
COP	337,890	03/17/2030	CME	9.03%	Receive	3 Month COP IBR OIS Compound	(388)	(1,706)
GBP	2,551,435	04/15/2030	LCH	3.48%	Pay	U.K. Retail Price Index	1,483	(25,001)
EUR	7,065,921	04/18/2030	LCH	1.97%	Pay	12 Month EUR STR	(27,613)	(19,604)
GBP	2,457,843	06/15/2030	LCH	3.30%	Pay	U.K. Retail Price Index	(4,488)	(10,198)
EUR	2,258,698	06/15/2030	LCH	1.76%	Receive	Eurostat Eurozone HICP ex-Tobacco NSA	4,497	7,979
NZD	366,664	06/16/2030	LCH	3.78%	Pay	6 Month NZD BBR FRA	(739)	716
CNY	212,387	06/16/2030	LCH	1.60%	Receive	3 Month CNY CNREPOFIX	0	73
EUR	877,989	06/16/2030	LCH	2.03%	Receive	12 Month EUR EURIBOR	9,656	3,651
GBP	1,061,125	06/16/2030	LCH	3.66%	Receive	12 Month GBP WMBA SONIA Compound	6,886	(4,061)
USD	1,528,425	06/16/2030	LCH	3.59%	Receive	12 Month USD SOFR	20,425	(25,155)
MXN	197,821	09/11/2030	CME	7.78%	Pay	28 Day MXN TIIE Banxico	0	(2,437)
	139,096	09/11/2030	CME	7.94%	Pay	28 Day MXN TIIE Banxico	0	(1,233)
	135,520	09/11/2030	CME	7.81%	Pay	28 Day MXN TIIE Banxico	0	(1,542)
	13,372	09/11/2030	CME	7.78%	Pay	28 Day MXN TIIE Banxico	0	(170)
CLP	276,810	09/15/2030	CME	5.03%	Pay	6 Month CLP TNA ABIF	0	212
PLN	120,332	09/15/2030	LCH	4.13%	Pay	12 Month PLN WIBOR WIBO	0	(321)
CZK	115,948	09/15/2030	LCH	3.48%	Pay	12 Month CZK PRIBOR PRBO	0	(1,757)
KRW	621,758	09/17/2030	LCH	2.56%	Pay	3 Month KRW CD KSDA	(122)	1,819
CLP	576,813	09/17/2030	CME	5.17%	Pay	6 Month CLP TNA ABIF	0	11,290
AUD	455,834	09/17/2030	LCH	4.06%	Pay	3 Month AUD BBR BBSW	3,944	2,741
USD	340,954	09/17/2030	LCH	3.75%	Pay	12 Month USD SOFR	1,046	1,731
NOK	307,324	09/17/2030	LCH	3.97%	Pay	12 Month NOK NIBOR NIBR	3,137	(1,828)
PLN	100,124	09/17/2030	LCH	4.19%	Pay	12 Month PLN WIBOR WIBO	0	(3)
	96,477	09/17/2030	LCH	4.15%	Pay	12 Month PLN WIBOR WIBO	0	(173)
KRW	89,316	09/17/2030	LCH	2.38%	Pay	3 Month KRW CD KSDA	0	(530)
SGD	87,950	09/17/2030	LCH	2.11%	Pay	6 Month SGD SOR Telerate	0	1,765
	73,678	09/17/2030	LCH	1.88%	Pay	6 Month SGD SOR Telerate	0	646
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SGD	60,836	09/17/2030	LCH	1.89%	Pay	6 Month SGD SOR Telerate	$0	$556
CNY	66,357	09/17/2030	LCH	1.48%	Receive	3 Month CNY CNREPOFIX	0	281
CZK	77,409	09/17/2030	LCH	3.60%	Receive	12 Month CZK PRIBOR PRBO	0	1,003
JPY	95,471	09/17/2030	LCH	0.84%	Receive	12 Month JPY TONA	92	760
ZAR	140,536	09/17/2030	LCH	7.87%	Receive	3 Month ZAR JIBAR SAFEX	(17)	(3,698)
ILS	164,082	09/17/2030	LCH	4.17%	Receive	1 Day ILS SHIR	0	(1,223)
ZAR	172,582	09/17/2030	LCH	7.37%	Receive	3 Month ZAR JIBAR SAFEX	0	(821)
	207,072	09/17/2030	LCH	7.42%	Receive	3 Month ZAR JIBAR SAFEX	0	(1,380)
HUF	312,596	09/17/2030	LCH	6.26%	Receive	12 Month HUF BUBOR	0	2,014
CAD	1,296,453	09/17/2030	LCH	2.50%	Receive	CAD CORRA	3,151	17,636
GBP	6,957,202	09/17/2030	LCH	3.78%	Receive	12 Month GBP WMBA SONIA Compound	(671)	(14,992)
EUR	13,674,663	09/17/2030	LCH	2.28%	Receive	12 Month EUR EURIBOR	5,382	58,197
GBP	17,637,746	09/17/2030	LCH	3.66%	Receive	12 Month GBP WMBA SONIA Compound	62,625	(9,509)
EUR	18,347,964	09/17/2030	LCH	2.03%	Receive	12 Month EUR STR	47,939	66,451
CAD	200,776	12/15/2030	LCH	2.81%	Receive	CAD CORRA	110	872
EUR	3,812,306	12/17/2030	LCH	2.28%	Pay	12 Month EUR EURIBOR	1,706	(25,234)
SEK	1,586,984	12/17/2030	LCH	2.28%	Pay	12 Month SEK STIBOR	(5,601)	(7,199)
PLN	266,957	12/17/2030	LCH	4.02%	Pay	12 Month PLN WIBOR WIBO	0	(1,641)
INR	185,560	12/17/2030	LCH	5.64%	Pay	6 Month INR FBIL MIBOR OIS Compound	101	(850)
CLP	180,816	12/17/2030	CME	4.70%	Pay	6 Month CLP TNA ABIF	0	(753)
SGD	179,710	12/17/2030	LCH	1.97%	Pay	6 Month SGD SOR Telerate	1	2,006
PLN	165,070	12/17/2030	LCH	4.07%	Pay	12 Month PLN WIBOR WIBO	0	(651)
KRW	103,743	12/17/2030	LCH	2.39%	Pay	3 Month KRW CD KSDA	(11)	(623)
HUF	64,187	12/17/2030	LCH	6.30%	Receive	12 Month HUF BUBOR	0	273
	70,933	12/17/2030	LCH	6.25%	Receive	12 Month HUF BUBOR	0	432
CNY	103,102	12/17/2030	LCH	1.61%	Receive	3 Month CNY CNREPOFIX	0	(175)
	114,612	12/17/2030	LCH	1.63%	Receive	3 Month CNY CNREPOFIX	0	(278)
	140,319	12/17/2030	LCH	1.55%	Receive	3 Month CNY CNREPOFIX	0	192
HUF	255,300	12/17/2030	LCH	6.20%	Receive	12 Month HUF BUBOR	0	2,129
GBP	681,508	12/17/2030	LCH	3.81%	Receive	12 Month GBP WMBA SONIA Compound	(488)	(1,890)
EUR	348,438	12/04/2031	LCH	2.47%	Receive	12 Month EUR EURIBOR	42	(360)
	649,413	12/04/2031	LCH	2.41%	Receive	12 Month EUR EURIBOR	(639)	1,273
	1,079,426	12/04/2031	LCH	2.31%	Receive	12 Month EUR EURIBOR	85	8,997
	2,022,053	02/13/2032	LCH	2.25%	Receive	12 Month EUR EURIBOR	0	33,258
USD	2,614,508	05/31/2032	LCH	3.69%	Pay	12 Month USD SOFR	(4,508)	9,604
	1,293,396	05/31/2032	LCH	3.72%	Pay	12 Month USD SOFR	1,604	3,230
EUR	1,870,411	07/04/2034	LCH	3.25%	Receive	12 Month EUR EURIBOR	(161,878)	45,194
AUD	1,629,099	09/19/2034	LCH	4.59%	Pay	3 Month AUD BBR BBSW	(9,013)	10,855
GBP	999,733	09/19/2034	LCH	3.50%	Pay	12 Month GBP WMBA SONIA Compound	(24,216)	(7,668)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	204,403	09/19/2034	LCH	2.63%	Pay	12 Month SEK STIBOR	$(1,868)	$(1,834)
NOK	738,828	09/19/2034	LCH	3.38%	Receive	12 Month NOK NIBOR NIBR	17,206	86
EUR	705,282	11/25/2034	LCH	2.47%	Pay	12 Month EUR STR	708	(3)
	934,202	12/04/2034	LCH	2.56%	Pay	12 Month EUR EURIBOR	(2,133)	(2,049)
	2,324,811	01/10/2035	LCH	2.66%	Pay	12 Month EUR EURIBOR	(32,027)	2,695
USD	5,434,032	01/15/2035	LCH	2.55%	Receive	U.S. CPI Urban Consumers NSA	(8,968)	15,515
	4,882,432	03/03/2035	LCH	2.49%	Receive	U.S. CPI Urban Consumers NSA	(3,568)	31,820
CLP	787,335	03/20/2035	CME	6.02%	Pay	6 Month CLP TNA ABIF	(25)	9,857
EUR	642,795	03/20/2035	LCH	2.22%	Pay	12 Month EUR EURIBOR	(9,546)	(12,852)
COP	455,814	03/20/2035	CME	9.83%	Pay	3 Month COP IBR OIS Compound	(742)	(3,360)
KRW	92,769	03/20/2035	LCH	2.81%	Receive	3 Month KRW CD KSDA	0	(111)
GBP	2,553,518	04/15/2035	LCH	3.22%	Receive	U.K. Retail Price Index	600	35,028
SEK	2,493,932	05/11/2035	LCH	2.84%	Pay	12 Month SEK STIBOR	35,733	(8,828)
USD	1,468,366	06/04/2035	LCH	3.90%	Receive	12 Month USD SOFR	2,366	(10,734)
MXN	117,451	06/13/2035	CME	9.17%	Receive	28 Day MXN TIIE Banxico	0	(206)
	136,512	06/13/2035	CME	9.39%	Receive	28 Day MXN TIIE Banxico	0	(1,134)
	156,002	06/13/2035	CME	9.16%	Receive	28 Day MXN TIIE Banxico	0	(251)
	163,734	06/13/2035	CME	9.19%	Receive	28 Day MXN TIIE Banxico	0	(410)
EUR	2,261,721	06/15/2035	LCH	1.92%	Pay	Eurostat Eurozone HICP ex-Tobacco NSA	(7,519)	(9,249)
GBP	2,461,012	06/15/2035	LCH	3.14%	Receive	U.K. Retail Price Index	7,657	17,602
ZAR	263,450	06/19/2035	LCH	10.51%	Receive	3 Month ZAR JIBAR SAFEX	0	(5,431)
NZD	766,461	06/19/2035	LCH	4.34%	Receive	6 Month NZD BBR FRA	11,519	(2,894)
MXN	53,539	09/05/2035	CME	8.47%	Receive	28 Day MXN TIIE Banxico	0	129
	70,211	09/05/2035	CME	8.39%	Receive	28 Day MXN TIIE Banxico	0	570
	100,654	09/12/2035	CME	9.12%	Receive	28 Day MXN TIIE Banxico	0	91
	141,739	09/12/2035	CME	9.01%	Receive	28 Day MXN TIIE Banxico	0	547
	235,076	09/12/2035	CME	9.12%	Receive	28 Day MXN TIIE Banxico	0	213
EUR	2,189,305	09/17/2035	LCH	2.44%	Pay	12 Month EUR STR	(4,316)	(8,214)
ZAR	445,316	09/17/2035	LCH	8.93%	Pay	3 Month ZAR JIBAR SAFEX	127	19,371
GBP	410,503	09/17/2035	LCH	4.13%	Pay	12 Month GBP WMBA SONIA Compound	(785)	2,500
CAD	308,526	09/17/2035	LCH	2.84%	Pay	CAD CORRA	(193)	(8,718)
NOK	260,234	09/17/2035	LCH	3.97%	Pay	12 Month NOK NIBOR NIBR	1,103	(405)
ZAR	157,837	09/17/2035	LCH	8.95%	Pay	3 Month ZAR JIBAR SAFEX	0	7,003
USD	126,706	09/17/2035	LCH	3.84%	Pay	12 Month USD SOFR	(706)	904
SGD	92,584	09/17/2035	LCH	1.98%	Pay	6 Month SGD SOR Telerate	(6)	(292)
	38,089	09/17/2035	LCH	2.31%	Receive	6 Month SGD SOR Telerate	0	(1,040)
	59,398	09/17/2035	LCH	2.38%	Receive	6 Month SGD SOR Telerate	0	(2,030)
PLN	67,160	09/17/2035	LCH	4.32%	Receive	12 Month PLN WIBOR WIBO	0	1,349
	77,287	09/17/2035	LCH	4.37%	Receive	12 Month PLN WIBOR WIBO	0	1,217
	88,833	09/17/2035	LCH	4.33%	Receive	12 Month PLN WIBOR WIBO	0	1,704
	92,085	09/17/2035	LCH	4.34%	Receive	12 Month PLN WIBOR WIBO	0	1,675
SGD	95,224	09/17/2035	LCH	2.31%	Receive	6 Month SGD SOR Telerate	0	(2,564)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SGD	109,739	09/17/2035	LCH	2.29%	Receive	6 Month SGD SOR Telerate	$0	$(2,752)
PLN	119,210	09/17/2035	LCH	4.39%	Receive	12 Month PLN WIBOR WIBO	0	1,757
ILS	119,619	09/17/2035	LCH	4.22%	Receive	1 Day ILS SHIR	0	(57)
SGD	129,504	09/17/2035	LCH	2.30%	Receive	6 Month SGD SOR Telerate	0	(3,406)
KRW	187,477	09/17/2035	LCH	2.50%	Receive	3 Month KRW CD KSDA	0	2,525
SGD	280,403	09/17/2035	LCH	2.46%	Receive	6 Month SGD SOR Telerate	(69)	(11,682)
CLP	315,189	09/17/2035	CME	5.40%	Receive	6 Month CLP TNA ABIF	0	(4,650)
	504,368	09/17/2035	CME	5.38%	Receive	6 Month CLP TNA ABIF	0	(6,897)
KRW	896,169	09/17/2035	LCH	2.63%	Receive	3 Month KRW CD KSDA	882	144
EUR	1,597,063	09/17/2035	LCH	2.59%	Receive	12 Month EUR EURIBOR	11,920	1,356
	1,637,327	09/17/2035	LCH	2.72%	Receive	12 Month EUR EURIBOR	305	(5,185)
SEK	1,647,727	09/17/2035	LCH	2.91%	Receive	12 Month SEK STIBOR	(150)	(22,581)
EUR	3,604,905	09/17/2035	LCH	2.41%	Receive	12 Month EUR STR	30,896	(1,215)
USD	1,046,484	09/18/2035	LCH	4.06%	Pay	12 Month USD SOFR	(6,484)	3,759
NZD	208,154	09/18/2035	LCH	4.75%	Pay	6 Month NZD BBR FRA	209	258
HUF	100,578	09/18/2035	LCH	7.30%	Pay	12 Month HUF BUBOR	0	(52)
CZK	81,937	09/18/2035	LCH	4.19%	Receive	12 Month CZK PRIBOR PRBO	0	547
ZAR	108,935	09/18/2035	LCH	10.73%	Receive	3 Month ZAR JIBAR SAFEX	0	(2,469)
KRW	129,296	09/18/2035	LCH	2.83%	Receive	3 Month KRW CD KSDA	0	(163)
ZAR	155,968	09/18/2035	LCH	10.80%	Receive	3 Month ZAR JIBAR SAFEX	0	(3,820)
	164,460	09/18/2035	LCH	10.68%	Receive	3 Month ZAR JIBAR SAFEX	0	(3,434)
KRW	167,905	09/18/2035	LCH	2.73%	Receive	3 Month KRW CD KSDA	0	550
ZAR	174,133	09/18/2035	LCH	10.35%	Receive	3 Month ZAR JIBAR SAFEX	0	(2,048)
KRW	278,252	09/18/2035	LCH	2.86%	Receive	3 Month KRW CD KSDA	0	(674)
ILS	281,825	09/18/2035	LCH	4.58%	Receive	1 Day ILS SHIR	0	(1,135)
ZAR	294,951	09/18/2035	LCH	10.43%	Receive	3 Month ZAR JIBAR SAFEX	0	(4,066)
	295,176	09/18/2035	LCH	10.44%	Receive	3 Month ZAR JIBAR SAFEX	0	(4,189)
HUF	185,416	12/17/2035	LCH	6.60%	Pay	12 Month HUF BUBOR	(132)	(2,640)
ZAR	55,458	12/17/2035	LCH	8.75%	Pay	3 Month ZAR JIBAR SAFEX	0	1,287
AUD	34,686	12/17/2035	LCH	4.19%	Receive	3 Month AUD BBR BBSW	327	(251)
CLP	41,347	12/17/2035	CME	5.26%	Receive	6 Month CLP TNA ABIF	0	(58)
	48,367	12/17/2035	CME	5.20%	Receive	6 Month CLP TNA ABIF	0	143
COP	55,281	12/17/2035	CME	9.28%	Receive	3 Month COP IBR OIS Compound	(167)	178
KRW	89,611	12/17/2035	LCH	2.55%	Receive	3 Month KRW CD KSDA	28	839
ILS	117,595	12/17/2035	LCH	4.13%	Receive	1 Day ILS SHIR	0	858
CZK	161,170	12/17/2035	LCH	3.72%	Receive	12 Month CZK PRIBOR PRBO	6	5,584
SGD	292,558	12/17/2035	LCH	2.29%	Receive	6 Month SGD SOR Telerate	42	(6,622)
KRW	341,232	12/18/2035	LCH	2.90%	Receive	3 Month KRW CD KSDA	0	(1,324)
CAD	726,791	12/18/2035	LCH	3.47%	Receive	CAD CORRA	1,501	1,797
EUR	949,694	05/07/2038	LCH	2.59%	Receive	12 Month EUR EURIBOR	12,513	6,139
	357,033	10/04/2038	LCH	2.66%	Receive	12 Month EUR EURIBOR	337	4,945
	576,274	02/15/2039	LCH	2.69%	Receive	12 Month EUR EURIBOR	(16,235)	24,737
	442,648	02/04/2043	LCH	1.25%	Receive	12 Month EUR EURIBOR	71,830	24,457
	336,625	06/15/2054	LCH	2.56%	Receive	12 Month EUR STR	387	10,504
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	360,000	08/01/2055	LCH	4.06%	Pay	12 Month USD SOFR	$0	$1,057
	265,000	08/01/2055	LCH	4.05%	Pay	12 Month USD SOFR	0	705
	265,000	08/01/2055	LCH	4.07%	Pay	12 Month USD SOFR	0	1,373
EUR	2,345,954	09/17/2055	LCH	2.75%	Pay	12 Month EUR EURIBOR	(32,083)	(11,310)
	1,652,198	09/17/2055	LCH	2.53%	Pay	12 Month EUR STR	(58,161)	(4,874)
	3,751,617	09/20/2055	LCH	2.72%	Pay	12 Month EUR STR	4,250	10,383
	3,816,473	09/20/2055	LCH	2.75%	Receive	12 Month EUR EURIBOR	(9,993)	(7,243)
	253,060	10/02/2055	LCH	2.75%	Pay	12 Month EUR EURIBOR	(6,538)	1,870
	2,686,064	08/15/2056	LCH	2.53%	Receive	12 Month EUR STR	98,442	4,658
USD	539,278	01/27/2057	LCH	4.13%	Receive	12 Month USD SOFR	(5,722)	(2,949)
EUR	372,878	10/26/2057	LCH	2.28%	Receive	12 Month EUR EURIBOR	0	45,605
	328,219	03/07/2073	LCH	2.72%	Receive	12 Month EUR EURIBOR	710	2,286
	1,120,927	03/19/2075	LCH	2.00%	Receive	12 Month EUR EURIBOR	3,323	250,284
Total Centrally Cleared Interest Rate Swaps							$165,624	$295,428
Total Return Swaps
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	22,182	08/21/2025	MSI	3i Group PLC	$0	$55
	5,992	08/21/2025	GST	3i Group PLC	0	(60)
CHF	863,761	08/21/2025	GST	ABB Ltd.	0	8,828
	768	08/21/2025	JPM	ABB Ltd.	0	96
USD	2,737	08/21/2025	GST	Abbott Laboratories	0	(39)
EUR	141,005	08/21/2025	MSI	ABN AMRO Bank NV	0	6,851
	79,753	08/21/2025	GST	ABN AMRO Bank NV	0	3,646
USD	325,332	08/21/2025	GST	Accenture PLC	0	17,366
	70,122	08/21/2025	MSI	Accenture PLC	0	2,278
	11,430	08/21/2025	MSI	ACM Research, Inc.	0	(349)
EUR	62,421	08/21/2025	GST	Addiko Bank AG	0	745
	13,659	08/21/2025	MSI	Addiko Bank AG	0	(210)
SEK	61,576	08/21/2025	GST	AddTech AB	0	1,325
	21,078	08/21/2025	MSI	AddTech AB	0	864
	13,141	08/21/2025	JPM	AddTech AB	0	(213)
USD	145,234	08/21/2025	GST	Adobe, Inc.	0	3,946
	39,696	08/21/2025	MSI	Adobe, Inc.	0	707
	2,853	08/21/2025	GST	Advanced Energy Industries, Inc.	0	75
	28,849	08/21/2025	GST	Advanced Micro Devices, Inc.	0	(463)
	12,246	08/21/2025	GST	Advanced Micro Devices, Inc.	0	(1,506)
CAD	120,436	08/21/2025	GST	Advantage Energy Ltd.	0	1,864
JPY	1,704	08/21/2025	GST	Advantest Corp.	0	188
	158	08/21/2025	MSI	Advantest Corp.	0	22
	11,183	08/21/2025	MSI	Advantest Corp.	0	(1,567)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	43,618	08/21/2025	GST	Advantest Corp.	$0	$(4,811)
EUR	144,159	08/21/2025	MSI	Adyen NV	0	(878)
	65,777	08/21/2025	GST	Adyen NV	0	(2,396)
	236,030	08/21/2025	MSI	Aegon Ltd.	0	7,785
	20,435	08/21/2025	GST	Aegon Ltd.	0	234
	4,833	08/21/2025	GST	Aena SME SA	0	15
	40,751	08/21/2025	JPM	Aena SME SA	0	(1,481)
	59,234	08/21/2025	GST	Aeroports de Paris SA	0	1,815
USD	33,869	08/21/2025	MSI	Affirm Holdings, Inc.	0	1,234
	30,972	08/21/2025	GST	Affirm Holdings, Inc.	0	840
EUR	160,041	08/21/2025	GST	AIB Group PLC	0	7,905
	98,016	08/21/2025	MSI	AIB Group PLC	0	953
	2,387	08/21/2025	JPM	AIB Group PLC	0	(16)
USD	20,276	08/21/2025	JPM	Airbnb, Inc.	0	(679)
	38,504	08/21/2025	MSI	Airbnb, Inc.	0	(1,165)
	50,672	08/21/2025	GST	Airbnb, Inc.	0	(2,077)
EUR	26,764	08/21/2025	GST	Airbus SE	0	1,483
	9,418	08/21/2025	MSI	Airbus SE	0	240
	243,685	08/21/2025	JPM	Airbus SE	0	(2,406)
USD	1,655	08/21/2025	MSI	Airtac International Group	0	(61)
	27,425	08/21/2025	GST	Airtac International Group	0	(910)
	2,361	08/21/2025	GST	Akamai Technologies, Inc.	0	72
NOK	44,976	08/21/2025	GST	Aker BP ASA	0	(1,053)
USD	70,847	08/21/2025	MSI	Alerian MLP ETF	0	(2,055)
SEK	23,071	08/21/2025	JPM	Alfa Laval AB	0	451
HKD	8,906	08/21/2025	GST	Alibaba Group Holding Ltd.	0	100
PLN	130,675	08/21/2025	GST	Alior Bank SA	0	1,077
	17,132	08/21/2025	MSI	Alior Bank SA	0	803
USD	12,509	08/21/2025	MSI	Allegro MicroSystems, Inc.	0	1,736
PLN	9,380	08/21/2025	GST	Allegro.eu SA	0	(134)
USD	32,210	08/21/2025	MSI	Alliant Energy Corp.	0	(620)
EUR	29,958	08/21/2025	JPM	Allianz SE	0	275
	330,154	08/21/2025	MSI	Allianz SE	0	(4,982)
	928,889	08/21/2025	GST	Allianz SE	0	(7,433)
USD	73,123	08/21/2025	MSI	Allstate Corp.	0	(4,112)
	212,212	08/21/2025	GST	Allstate Corp.	0	(11,363)
	51,255	08/21/2025	MSI	Ally Financial, Inc.	0	(1,974)
	27,379	08/21/2025	MSI	Alnylam Pharmaceuticals, Inc.	0	7,139
EUR	23,034	08/21/2025	GST	Alpha Services & Holdings SA	0	34
USD	47,557	08/21/2025	JPM	Alphabet, Inc.	0	4,065
	39,951	08/21/2025	JPM	Alphabet, Inc.	0	3,443
	319,899	08/21/2025	GST	Alphabet, Inc.	0	827
	42,963	08/21/2025	GST	Alphabet, Inc.	0	407
	3,296	08/21/2025	MSI	Alphabet, Inc.	0	176
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,912	08/21/2025	MSI	Alphabet, Inc.	$0	$158
EUR	10,125	08/21/2025	JPM	Alstom SA	0	672
	22,870	08/21/2025	GST	Alstom SA	0	470
	16,238	08/21/2025	MSI	Alstom SA	0	167
	695	08/21/2025	JPM	AlzChem Group AG	0	3
	55,565	08/21/2025	GST	AlzChem Group AG	0	(3,643)
	21,685	08/21/2025	GST	Amadeus IT Group SA	0	83
USD	437,017	08/21/2025	MSI	Amazon.com, Inc.	0	13,879
	267,361	08/21/2025	JPM	Amazon.com, Inc.	0	9,825
	426,510	08/21/2025	GST	Amazon.com, Inc.	0	9,169
DKK	62,468	08/21/2025	GST	Ambu AS	0	784
	27,236	08/21/2025	JPM	Ambu AS	0	555
USD	9,049	08/21/2025	GST	Amer Sports, Inc.	0	152
	41,654	08/21/2025	GST	Amer Sports, Inc.	0	(698)
	63,033	08/21/2025	MSI	Amer Sports, Inc.	0	(3,006)
	24,802	08/21/2025	MSI	American Electric Power Co., Inc.	0	1,446
	17,197	08/21/2025	JPM	American Electric Power Co., Inc.	0	1,245
	18,126	08/21/2025	GST	American Electric Power Co., Inc.	0	768
	678,619	08/21/2025	GST	American Express Co.	0	8,165
	190,739	08/21/2025	MSI	American Express Co.	0	6,963
	22,591	08/21/2025	JPM	American Express Co.	0	1,639
	183,467	08/21/2025	MSI	American Financial Group, Inc.	0	(1,613)
	85,591	08/21/2025	MSI	American Tower Corp.	0	(3,694)
	143,712	08/21/2025	GST	American Tower Corp.	0	(12,426)
	7,464	08/21/2025	MSI	American Water Works Co., Inc.	0	31
	34,789	08/21/2025	JPM	American Water Works Co., Inc.	0	9
	2,673	08/21/2025	GST	Ameriprise Financial, Inc.	0	82
	13,690	08/21/2025	GST	Amphenol Corp.	0	(370)
	2,361	08/21/2025	JPM	Amplitude, Inc.	0	50
CHF	507,281	08/21/2025	JPM	Amrize Ltd.	0	13,154
	36,440	08/21/2025	GST	Amrize Ltd.	0	1,298
USD	33,370	08/21/2025	JPM	Analog Devices, Inc.	0	2,371
	16,593	08/21/2025	GST	Analog Devices, Inc.	0	1,094
	5,770	08/21/2025	MSI	Analog Devices, Inc.	0	379
GBP	22,180	08/21/2025	JPM	Anglo American PLC	0	(567)
	12,576	08/21/2025	GST	Anglo American PLC	0	(892)
EUR	1,861	08/21/2025	JPM	Anheuser-Busch InBev SA	0	253
	137	08/21/2025	GST	Anheuser-Busch InBev SA	0	19
HKD	13,956	08/21/2025	MSI	ANTA Sports Products Ltd.	0	16
	21,736	08/21/2025	JPM	ANTA Sports Products Ltd.	0	(263)
USD	271,622	08/21/2025	GST	Antero Resources Corp.	0	19,484
	129,797	08/21/2025	MSI	Antero Resources Corp.	0	4,718
GBP	8,448	08/21/2025	GST	Antofagasta PLC	0	(354)
	32,340	08/21/2025	JPM	Antofagasta PLC	0	(601)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AUD	159,796	08/21/2025	MSI	ANZ Group Holdings Ltd.	$0	$(1,351)
JPY	48,468	08/21/2025	MSI	Aozora Bank Ltd.	0	(728)
	27,165	08/21/2025	JPM	Aozora Bank Ltd.	0	(1,546)
	96,078	08/21/2025	GST	Aozora Bank Ltd.	0	(1,832)
USD	18,944	08/21/2025	MSI	APA Corp.	0	(269)
	3,420	08/21/2025	GST	Apollo Global Management, Inc.	0	78
	82,442	08/21/2025	GST	Apple, Inc.	0	1,905
	48,304	08/21/2025	MSI	Apple, Inc.	0	356
	210	08/21/2025	JPM	Apple, Inc.	0	2
	123,472	08/21/2025	GST	Applied Materials, Inc.	0	7,694
	65,168	08/21/2025	MSI	Applied Materials, Inc.	0	6,288
	1,908	08/21/2025	JPM	Applied Materials, Inc.	0	107
	35,518	08/21/2025	GST	AppLovin Corp.	0	2,379
	3,530	08/21/2025	MSI	AppLovin Corp.	0	377
	8,422	08/21/2025	GST	AppLovin Corp.	0	(564)
CAD	107,930	08/21/2025	MSI	ARC Resources Ltd.	0	(1,228)
USD	2,519	08/21/2025	JPM	ArcBest Corp.	0	179
	14,783	08/21/2025	GST	Archer-Daniels-Midland Co.	0	8
	138,353	08/21/2025	MSI	Archrock, Inc.	0	(108)
	35,599	08/21/2025	GST	ARES Management Corp.	0	1,321
	3,757	08/21/2025	GST	ARES Management Corp.	0	(139)
EUR	559	08/21/2025	MSI	Argenx SE	0	(118)
	1,695	08/21/2025	GST	Argenx SE	0	(348)
USD	54,866	08/21/2025	MSI	Arista Networks, Inc.	0	8,099
	13,728	08/21/2025	GST	Arista Networks, Inc.	0	1,428
	3,856	08/21/2025	JPM	Arista Networks, Inc.	0	827
	43,396	08/21/2025	MSI	ARK Innovation ETF	0	(1,464)
	11,496	08/21/2025	GST	ARM Holdings PLC	0	1,459
	11,327	08/21/2025	MSI	ARM Holdings PLC	0	442
	104,301	08/21/2025	MSI	ARM Holdings PLC	0	(4,066)
	109,153	08/21/2025	GST	ARM Holdings PLC	0	(13,725)
	18,937	08/21/2025	GST	Array Technologies, Inc.	0	(1,842)
	17,592	08/21/2025	JPM	ASE Technology Holding Co. Ltd.	0	87
	5,116	08/21/2025	MSI	ASE Technology Holding Co. Ltd.	0	(158)
	7,782	08/21/2025	GST	ASE Technology Holding Co. Ltd.	0	(308)
JPY	5,591	08/21/2025	GST	Asics Corp.	0	(88)
EUR	11,606	08/21/2025	GST	ASM International NV	0	2,159
	603	08/21/2025	JPM	ASM International NV	0	104
USD	29,048	08/21/2025	JPM	ASML Holding NV	0	(3,344)
	43,481	08/21/2025	MSI	Aspen Insurance Holdings Ltd.	0	1,471
EUR	26,359	08/21/2025	GST	ASR Nederland NV	0	(203)
	127,461	08/21/2025	MSI	ASR Nederland NV	0	(2,270)
SEK	65,223	08/21/2025	JPM	Assa Abloy AB	0	5,321
	2,744	08/21/2025	MSI	Assa Abloy AB	0	180
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	6,596	08/21/2025	GST	Assa Abloy AB	$0	$72
USD	45,036	08/21/2025	GST	Assurant, Inc.	0	290
	2,061	08/21/2025	JPM	Astera Labs, Inc.	0	(1,084)
	6,465	08/21/2025	MSI	Astera Labs, Inc.	0	(3,106)
	70,331	08/21/2025	GST	Astera Labs, Inc.	0	(8,563)
GBP	28,718	08/21/2025	GST	AstraZeneca PLC	0	2,170
USD	261,656	08/21/2025	GST	AT&T, Inc.	0	1,973
	224,783	08/21/2025	MSI	AT&T, Inc.	0	(542)
CAD	34,268	08/21/2025	MSI	Athabasca Oil Corp.	0	1,836
SEK	39,573	08/21/2025	GST	Atlas Copco AB	0	1,080
	10,106	08/21/2025	MSI	Atlas Copco AB	0	701
	1,602	08/21/2025	JPM	Atlas Copco AB	0	85
USD	18,504	08/21/2025	MSI	Atlas Energy Solutions, Inc.	0	551
	26,358	08/21/2025	JPM	Atlassian Corp.	0	(2,961)
	91,073	08/21/2025	MSI	Atmos Energy Corp.	0	1,076
	62,972	08/21/2025	GST	Atmos Energy Corp.	0	(915)
EUR	10,701	08/21/2025	JPM	Auto1 Group SE	0	(284)
	10,569	08/21/2025	MSI	Auto1 Group SE	0	(357)
	33,522	08/21/2025	GST	Auto1 Group SE	0	(2,157)
USD	3,784	08/21/2025	JPM	Autodesk, Inc.	0	146
	1,491	08/21/2025	MSI	Automatic Data Processing, Inc.	0	(57)
	12,638	08/21/2025	GST	Automatic Data Processing, Inc.	0	(361)
	3,730	08/21/2025	GST	AutoZone, Inc.	0	(39)
	2,701	08/21/2025	JPM	AvePoint, Inc.	0	(47)
	38,608	08/21/2025	JPM	Avista Corp.	0	860
	33,080	08/21/2025	GST	Avista Corp.	0	368
	9,744	08/21/2025	GST	Avnet, Inc.	0	373
	3,524	08/21/2025	MSI	Avnet, Inc.	0	136
EUR	506,329	08/21/2025	GST	AXA SA	0	(6,699)
	275,047	08/21/2025	JPM	AXA SA	0	(6,702)
	268,134	08/21/2025	MSI	AXA SA	0	(7,321)
USD	14,163	08/21/2025	GST	Axcelis Technologies, Inc.	0	1,302
	98,117	08/21/2025	MSI	Axis Capital Holdings Ltd.	0	(2,494)
	1,503	08/21/2025	GST	Axon Enterprise, Inc.	0	(8)
EUR	23,865	08/21/2025	GST	Ayvens SA	0	174
	14,190	08/21/2025	JPM	Azelis Group NV	0	416
	27,176	08/21/2025	GST	Azelis Group NV	0	(834)
	121,798	08/21/2025	MSI	Azimut Holding SpA	0	1,352
	23,177	08/21/2025	GST	Azimut Holding SpA	0	(25)
USD	8,723	08/21/2025	MSI	Badger Meter, Inc.	0	1,928
GBP	191,446	08/21/2025	GST	BAE Systems PLC	0	2,162
	567,493	08/21/2025	JPM	BAE Systems PLC	0	(21,013)
HKD	2,771	08/21/2025	MSI	Baidu, Inc.	0	76
USD	5,220	08/21/2025	GST	Baker Hughes Co.	0	(681)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	50,239	08/21/2025	MSI	Baker Hughes Co.	$0	$(4,767)
CHF	226,376	08/21/2025	MSI	Baloise Holding AG	0	(437)
	126,881	08/21/2025	GST	Baloise Holding AG	0	(1,381)
EUR	4,959	08/21/2025	GST	Banca Generali SpA	0	(188)
	45,887	08/21/2025	MSI	Banca Generali SpA	0	(1,830)
	44,311	08/21/2025	GST	Banco Bilbao Vizcaya Argentaria SA	0	(6,563)
	55,310	08/21/2025	MSI	Banco Bilbao Vizcaya Argentaria SA	0	(7,743)
	840,390	08/21/2025	GST	Banco Santander SA	0	25,767
	17,372	08/21/2025	MSI	Banco Santander SA	0	882
ILS	85,166	08/21/2025	GST	Bank Hapoalim BM	0	(1,443)
	318,092	08/21/2025	MSI	Bank Hapoalim BM	0	(1,812)
	317,111	08/21/2025	MSI	Bank Leumi Le-Israel BM	0	6,676
	135,458	08/21/2025	GST	Bank Leumi Le-Israel BM	0	3,378
USD	647,900	08/21/2025	MSI	Bank of America Corp.	0	15,724
	193,054	08/21/2025	GST	Bank of America Corp.	0	(854)
EUR	43,450	08/21/2025	GST	Bank of Cyprus Holdings PLC	0	535
	47,449	08/21/2025	MSI	Bank of Cyprus Holdings PLC	0	399
	95,101	08/21/2025	MSI	Bank of Ireland Group PLC	0	2,839
	9,205	08/21/2025	GST	Bank of Ireland Group PLC	0	72
	7,847	08/21/2025	JPM	Bank of Ireland Group PLC	0	(434)
	109,266	08/21/2025	GST	Bank of Ireland Group PLC	0	(851)
JPY	58,820	08/21/2025	MSI	Bank of Nagoya Ltd.	0	1,767
	74,350	08/21/2025	GST	Bank of Nagoya Ltd.	0	1,071
USD	597,224	08/21/2025	MSI	Bank of New York Mellon Corp.	0	39,476
	214,652	08/21/2025	GST	Bank of New York Mellon Corp.	0	(6,204)
	409,086	08/21/2025	MSI	Bank of New York Mellon Corp.	0	(21,874)
CAD	178,584	08/21/2025	MSI	Bank of Nova Scotia	0	5,050
	23,691	08/21/2025	GST	Bank of Nova Scotia	0	337
EUR	103,636	08/21/2025	GST	Bankinter SA	0	10,196
CHF	78,680	08/21/2025	GST	Banque Cantonale Vaudoise	0	2,323
	37,711	08/21/2025	MSI	Banque Cantonale Vaudoise	0	222
GBP	911,857	08/21/2025	GST	Barclays PLC	0	34,486
	103,250	08/21/2025	MSI	Barclays PLC	0	(1,087)
EUR	48,669	08/21/2025	GST	Basic-Fit NV	0	2,997
	3,479	08/21/2025	MSI	Basic-Fit NV	0	171
	177,631	08/21/2025	GST	BAWAG Group AG	0	(271)
	51,201	08/21/2025	GST	BE Semiconductor Industries NV	0	4,048
GBP	2,336	08/21/2025	MSI	Beazley PLC	0	(17)
	243,616	08/21/2025	GST	Beazley PLC	0	(6,708)
EUR	74,532	08/21/2025	GST	Bechtle AG	0	2,927
	38,066	08/21/2025	GST	Beiersdorf AG	0	473
	13,345	08/21/2025	JPM	Beiersdorf AG	0	51
	2,021	08/21/2025	MSI	Beiersdorf AG	0	1
SEK	1,132	08/21/2025	JPM	Beijer Ref AB	0	(54)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	47,359	08/21/2025	GST	Beijer Ref AB	$0	$(388)
	18,895	08/21/2025	MSI	Beijer Ref AB	0	(660)
USD	4,084	08/21/2025	GST	BellRing Brands, Inc.	0	(209)
	41,243	08/21/2025	MSI	BellRing Brands, Inc.	0	(1,345)
GBP	25,415	08/21/2025	JPM	Berkeley Group Holdings PLC	0	119
	18,544	08/21/2025	GST	Berkeley Group Holdings PLC	0	99
EUR	64,471	08/21/2025	MSI	BFF Bank SpA	0	2,532
	86,048	08/21/2025	GST	BFF Bank SpA	0	1,766
USD	291,147	08/21/2025	GST	BGC Group, Inc.	0	21,705
	123,010	08/21/2025	MSI	BGC Group, Inc.	0	9,999
	22,948	08/21/2025	MSI	BHP Group Ltd.	0	46
GBP	39,170	08/21/2025	GST	Big Yellow Group PLC	0	984
	22,348	08/21/2025	JPM	Big Yellow Group PLC	0	172
EUR	43,983	08/21/2025	JPM	Bilfinger SE	0	910
CAD	21,847	08/21/2025	MSI	Birchcliff Energy Ltd.	0	(619)
USD	47,512	08/21/2025	GST	Birkenstock Holding PLC	0	(674)
	31,188	08/21/2025	MSI	Birkenstock Holding PLC	0	(2,422)
	187,526	08/21/2025	GST	Blackstone, Inc.	0	7,054
	13,835	08/21/2025	GST	Blackstone, Inc.	0	(520)
	200,820	08/21/2025	MSI	Blackstone, Inc.	0	(3,991)
	221,353	08/21/2025	JPM	Block, Inc.	0	23,870
	17,625	08/21/2025	MSI	Block, Inc.	0	3,004
	106,111	08/21/2025	GST	Block, Inc.	0	(1,114)
	284,264	08/21/2025	GST	Blue Owl Capital, Inc.	0	9,513
	302,403	08/21/2025	JPM	Blue Owl Capital, Inc.	0	3,000
	40,983	08/21/2025	MSI	Blue Owl Capital, Inc.	0	2,012
EUR	101,993	08/21/2025	MSI	BNP Paribas SA	0	(1,279)
USD	188,042	08/21/2025	GST	Boeing Co.	0	(6,134)
	476,866	08/21/2025	MSI	Boeing Co.	0	(26,309)
SEK	5,159	08/21/2025	GST	BoneSupport Holding AB	0	(122)
	10,453	08/21/2025	JPM	BoneSupport Holding AB	0	(474)
USD	146,406	08/21/2025	GST	Booking Holdings, Inc.	0	3,301
	68,106	08/21/2025	MSI	Booking Holdings, Inc.	0	2,058
GBP	47,458	08/21/2025	GST	BP PLC	0	(417)
	72,188	08/21/2025	JPM	BP PLC	0	(6,180)
USD	605	08/21/2025	MSI	BP PLC	0	(6)
EUR	79,201	08/21/2025	JPM	Brenntag SE	0	(1,404)
	116,449	08/21/2025	GST	Brenntag SE	0	(2,332)
GBP	223,142	08/21/2025	GST	British American Tobacco PLC	0	12,222
	33,136	08/21/2025	JPM	British American Tobacco PLC	0	4,397
	41,172	08/21/2025	MSI	British American Tobacco PLC	0	2,474
USD	157,653	08/21/2025	MSI	Broadcom, Inc.	0	6,819
	77,817	08/21/2025	GST	Broadcom, Inc.	0	1,482
	6,580	08/21/2025	JPM	Broadcom, Inc.	0	468
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	73,887	08/21/2025	MSI	Broadcom, Inc.	$0	$(3,356)
	194,830	08/21/2025	GST	Broadcom, Inc.	0	(3,711)
CAD	8,911	08/21/2025	MSI	Brookfield Asset Management Ltd.	0	(861)
USD	99,855	08/21/2025	GST	Brookfield Asset Management Ltd.	0	(2,455)
	710,680	08/21/2025	MSI	Brookfield Asset Management Ltd.	0	(61,613)
CAD	12,158	08/21/2025	MSI	Brookfield Corp.	0	(825)
EUR	18,863	08/21/2025	JPM	Brunello Cucinelli SpA	0	1,671
	20,930	08/21/2025	MSI	Brunello Cucinelli SpA	0	1,654
	25,840	08/21/2025	GST	Brunello Cucinelli SpA	0	1,492
GBP	19,856	08/21/2025	MSI	Bunzl PLC	0	(444)
	79,520	08/21/2025	GST	Bunzl PLC	0	(1,097)
	49,427	08/21/2025	JPM	Bunzl PLC	0	(1,461)
USD	39,195	08/21/2025	MSI	Burlington Stores, Inc.	0	657
EUR	1,699	08/21/2025	JPM	Buzzi SpA	0	(94)
	56,320	08/21/2025	GST	Buzzi Unicem SpA	0	(985)
HKD	28,125	08/21/2025	JPM	BYD Co. Ltd.	0	(1,795)
	7,989	08/21/2025	JPM	BYD Co., Ltd.	0	511
USD	15,264	08/21/2025	GST	C3.ai, Inc.	0	869
	37,723	08/21/2025	GST	Cactus, Inc.	0	(998)
	136,802	08/21/2025	MSI	Cactus, Inc.	0	(3,314)
	27,593	08/21/2025	GST	Cadence Design Systems, Inc.	0	(2,302)
EUR	26,425	08/21/2025	GST	CaixaBank SA	0	(2,463)
	107,599	08/21/2025	MSI	CaixaBank SA	0	(5,065)
USD	5,320	08/21/2025	GST	California Resources Corp.	0	20
	4,244	08/21/2025	MSI	California Resources Corp.	0	(92)
	24,949	08/21/2025	GST	Calumet, Inc.	0	799
	12,280	08/21/2025	JPM	Calumet, Inc.	0	517
SEK	36,761	08/21/2025	MSI	Camurus AB	0	126
USD	98,580	08/21/2025	MSI	Canadian Natural Resources Ltd.	0	1,636
	43,997	08/21/2025	GST	Canadian Natural Resources Ltd.	0	1,366
JPY	7,564	08/21/2025	GST	Canon, Inc.	0	(613)
USD	308,849	08/21/2025	MSI	Capital One Financial Corp.	0	6,344
	1,527	08/21/2025	JPM	Capital One Financial Corp.	0	22
	2,375	08/21/2025	GST	Capital One Financial Corp.	0	10
	76,579	08/21/2025	GST	Capital One Financial Corp.	0	(39)
	58,357	08/21/2025	MSI	Capital One Financial Corp.	0	(92)
DKK	45,303	08/21/2025	GST	Carlsberg AS	0	3,338
	21,513	08/21/2025	MSI	Carlsberg AS	0	1,754
	9,060	08/21/2025	JPM	Carlsberg AS	0	816
USD	10,202	08/21/2025	MSI	Carlyle Group, Inc.	0	(535)
	280,300	08/21/2025	GST	Carlyle Group, Inc.	0	(4,317)
	338,113	08/21/2025	JPM	Carlyle Group, Inc.	0	(28,758)
	2,443	08/21/2025	GST	Carnival Corp.	0	2
EUR	18,115	08/21/2025	GST	Carrefour SA	0	(431)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	52,149	08/21/2025	JPM	Carrefour SA	$0	$(643)
USD	2,112	08/21/2025	JPM	Carvana Co.	0	(229)
SEK	31,313	08/21/2025	GST	Castellum AB	0	1,269
	30,052	08/21/2025	GST	Castellum AB	0	(1,218)
	120,634	08/21/2025	MSI	Castellum AB	0	(6,179)
USD	188,919	08/21/2025	GST	Caterpillar, Inc.	0	9,942
	4,942	08/21/2025	MSI	Caterpillar, Inc.	0	315
	2,064	08/21/2025	JPM	Caterpillar, Inc.	0	(126)
	11,104	08/21/2025	GST	Cboe Global Markets, Inc.	0	(225)
	24,097	08/21/2025	MSI	CBOE Holdings, Inc.	0	(730)
PLN	38,999	08/21/2025	GST	CCC SA	0	2,661
	8,945	08/21/2025	MSI	CD Projekt SA	0	542
	6,579	08/21/2025	GST	CD Projekt SA	0	358
USD	54,632	08/21/2025	MSI	Celestica, Inc.	0	12,520
	21,714	08/21/2025	JPM	Celestica, Inc.	0	6,466
	16,302	08/21/2025	GST	Celestica, Inc.	0	3,684
	34,923	08/21/2025	MSI	Celestica, Inc.	0	(7,647)
EUR	62,732	08/21/2025	GST	Cellnex Telecom SA	0	4,142
USD	38,290	08/21/2025	GST	Celsius Holdings, Inc.	0	1,519
	79,490	08/21/2025	MSI	Celsius Holdings, Inc.	0	(689)
EUR	7,399	08/21/2025	GST	Cementir Holding NV	0	(761)
	58,730	08/21/2025	MSI	Cementir Holding NV	0	(8,459)
USD	2,049	08/21/2025	GST	Cencora, Inc.	0	46
CAD	12,435	08/21/2025	MSI	Cenovus Energy, Inc.	0	232
USD	10,932	08/21/2025	GST	CEVA, Inc.	0	1,016
	12,939	08/21/2025	GST	CG oncology, Inc.	0	(101)
	16,834	08/21/2025	MSI	CGI, Inc.	0	633
	10,506	08/21/2025	GST	CGI, Inc.	0	381
AUD	166,344	08/21/2025	MSI	Challenger Ltd.	0	(343)
USD	777,218	08/21/2025	MSI	Charles Schwab Corp.	0	6,772
	29,807	08/21/2025	JPM	Charter Communications, Inc.	0	(10,144)
	105,236	08/21/2025	GST	Charter Communications, Inc.	0	(22,004)
	96,937	08/21/2025	MSI	Charter Communications, Inc.	0	(22,863)
DKK	36,949	08/21/2025	GST	Chemometec AS	0	530
	1,732	08/21/2025	JPM	Chemometec AS	0	140
USD	31,934	08/21/2025	MSI	Cheniere Energy, Inc.	0	146
	32,464	08/21/2025	MSI	Chesapeake Utilities Corp.	0	(456)
	31,796	08/21/2025	JPM	Chevron Corp.	0	352
	38,602	08/21/2025	MSI	Chevron Corp.	0	66
	75,174	08/21/2025	GST	Chevron Corp.	0	(870)
JPY	21,976	08/21/2025	JPM	Chiba Bank Ltd.	0	1,261
	6,632	08/21/2025	MSI	Chiba Bank Ltd.	0	353
	36,103	08/21/2025	MSI	Chiba Kogyo Bank Ltd.	0	(874)
USD	49,453	08/21/2025	MSI	Chipotle Mexican Grill, Inc.	0	3,614
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,348	08/21/2025	JPM	Chipotle Mexican Grill, Inc.	$0	$462
	161,258	08/21/2025	MSI	Chord Energy Corp.	0	9,202
	200,442	08/21/2025	GST	Chord Energy Corp.	0	8,523
	125,838	08/21/2025	JPM	Chord Energy Corp.	0	8,102
HKD	2,645	08/21/2025	MSI	Chow Tai Fook Jewellery Group Ltd.	0	181
USD	40,674	08/21/2025	MSI	Chroma ATE, Inc.	0	(736)
JPY	9,354	08/21/2025	JPM	Chugai Pharmaceutical Co. Ltd.	0	185
USD	9,205	08/21/2025	JPM	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	0	(364)
	16,587	08/21/2025	MSI	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	0	(626)
	19,005	08/21/2025	GST	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	0	(626)
CHF	55,132	08/21/2025	GST	Cie Financiere Richemont SA	0	2,913
	2,405	08/21/2025	MSI	Cie Financiere Richemont SA	0	249
USD	2,542	08/21/2025	GST	Ciena Corp.	0	(243)
	2,003	08/21/2025	JPM	Ciena Corp.	0	(318)
	11,896	08/21/2025	MSI	Ciena Corp.	0	(1,473)
	2,358	08/21/2025	GST	Cigna Group	0	219
	19,280	08/21/2025	GST	Cinemark Holdings, Inc.	0	1,841
	2,985	08/21/2025	MSI	Cintas Corp.	0	(130)
	9,207	08/21/2025	GST	Cirrus Logic, Inc.	0	345
	90,290	08/21/2025	MSI	Cisco Systems, Inc.	0	1,210
	9,345	08/21/2025	JPM	Cisco Systems, Inc.	0	86
	12,938	08/21/2025	GST	Cisco Systems, Inc.	0	2
	191,352	08/21/2025	GST	Cisco Systems, Inc.	0	(728)
	7,895	08/21/2025	GST	Civitas Resources, Inc.	0	(393)
	10,727	08/21/2025	MSI	Civitas Resources, Inc.	0	(688)
	16,402	08/21/2025	JPM	Civitas Resources, Inc.	0	(995)
	34,285	08/21/2025	MSI	Clean Harbors, Inc.	0	1,087
	10,389	08/21/2025	GST	Clean Harbors, Inc.	0	459
	41,944	08/21/2025	GST	Clearwater Analytics Holdings, Inc.	0	(1,708)
	3,086	08/21/2025	JPM	Cloudflare, Inc.	0	(237)
	10,877	08/21/2025	GST	Cloudflare, Inc.	0	(546)
	7,666	08/21/2025	MSI	Cloudflare, Inc.	0	(849)
	101,573	08/21/2025	MSI	CME Group, Inc.	0	(1,947)
	281,453	08/21/2025	GST	CME Group, Inc.	0	(2,670)
	13,030	08/21/2025	MSI	CMS Energy Corp.	0	(550)
	31,667	08/21/2025	JPM	CMS Energy Corp.	0	(1,765)
	2,593	08/21/2025	GST	Coca-Cola Co.	0	81
	10,559	08/21/2025	GST	Cognizant Technology Solutions Corp.	0	512
	11,147	08/21/2025	MSI	Cognizant Technology Solutions Corp.	0	383
	29,491	08/21/2025	MSI	Coherent Corp.	0	3,434
	19,138	08/21/2025	GST	Coherent Corp.	0	1,413
	4,095	08/21/2025	JPM	Coherent Corp.	0	316
	3,082	08/21/2025	JPM	Coherent Corp.	0	(684)
	12,201	08/21/2025	MSI	Coherent Corp.	0	(1,464)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	56,432	08/21/2025	GST	Coherent Corp.	$0	$(4,362)
	2,079	08/21/2025	GST	Colgate-Palmolive Co.	0	67
	45,425	08/21/2025	GST	Comcast Corp.	0	2,026
	9,756	08/21/2025	MSI	Comcast Corp.	0	419
CHF	67,172	08/21/2025	GST	Comet Holding AG	0	18,455
USD	545	08/21/2025	GST	Comfort Systems USA, Inc.	0	(158)
	2,166	08/21/2025	JPM	Comfort Systems USA, Inc.	0	(647)
AUD	91,060	08/21/2025	MSI	Commonwealth Bank of Australia	0	1,592
	9,518	08/21/2025	GST	Commonwealth Bank of Australia	0	68
USD	2,195	08/21/2025	JPM	Commvault Systems, Inc.	0	(275)
GBP	3,133	08/21/2025	GST	Compass Group PLC	0	(165)
USD	38,027	08/21/2025	MSI	Comstock Resources, Inc.	0	4,646
	12,567	08/21/2025	JPM	Comstock Resources, Inc.	0	1,648
JPY	171,510	08/21/2025	MSI	Concordia Financial Group Ltd.	0	(4,995)
USD	163,357	08/21/2025	GST	ConocoPhillips	0	6,634
	167,656	08/21/2025	JPM	ConocoPhillips	0	5,481
	46,975	08/21/2025	MSI	ConocoPhillips	0	314
	3,003	08/21/2025	GST	ConocoPhillips	0	(143)
	24,917	08/21/2025	MSI	Consolidated Edison, Inc.	0	337
	70,533	08/21/2025	MSI	Constellation Brands, Inc.	0	3,216
	68,356	08/21/2025	GST	Constellation Brands, Inc.	0	370
CAD	14,327	08/21/2025	MSI	Constellation Software, Inc.	0	386
USD	12,654	08/21/2025	MSI	Core Natural Resources, Inc.	0	(1,656)
	83,981	08/21/2025	GST	Corebridge Financial, Inc.	0	2,430
	24,571	08/21/2025	GST	CoreCivic, Inc.	0	(243)
	13,430	08/21/2025	MSI	CoreCivic, Inc.	0	(765)
	202,762	08/21/2025	GST	Corpay, Inc.	0	4,732
	362,497	08/21/2025	MSI	Costco Wholesale Corp.	0	9,193
	69,172	08/21/2025	GST	Costco Wholesale Corp.	0	578
	56,848	08/21/2025	GST	Coterra Energy, Inc.	0	3,201
	236,786	08/21/2025	MSI	Coterra Energy, Inc.	0	1,456
	63,443	08/21/2025	MSI	Coupang, Inc.	0	(3,465)
EUR	370,777	08/21/2025	MSI	Credit Agricole SA	0	5,793
	20,379	08/21/2025	GST	Credito Emiliano SpA	0	(1,249)
	82,680	08/21/2025	MSI	Credito Emiliano SpA	0	(3,334)
USD	13,260	08/21/2025	JPM	Credo Technology Group Holding Ltd.	0	(2,691)
	11,974	08/21/2025	GST	Crescent Energy Co.	0	(1,119)
GBP	645,862	08/21/2025	GST	CRH PLC	0	17,494
USD	194,721	08/21/2025	GST	Crowdstrike Holdings, Inc.	0	8,348
	36,443	08/21/2025	MSI	Crowdstrike Holdings, Inc.	0	1,441
	127,030	08/21/2025	MSI	Crown Castle, Inc.	0	3,912
	73,772	08/21/2025	GST	Crown Castle, Inc.	0	(4,097)
EUR	46,725	08/21/2025	GST	CVC Capital Partners PLC	0	2,032
	32,927	08/21/2025	MSI	CVC Capital Partners PLC	0	1,091
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	7,013	08/21/2025	JPM	CVC Capital Partners PLC	$0	$264
USD	12,380	08/21/2025	GST	CVR Energy, Inc.	0	543
	49,781	08/21/2025	JPM	CyberArk Software Ltd.	0	1,241
	16,890	08/21/2025	GST	CyberArk Software Ltd.	0	1,214
	5,997	08/21/2025	MSI	CyberArk Software Ltd.	0	587
	2,702	08/21/2025	GST	CyberArk Software Ltd.	0	(178)
JPY	32,725	08/21/2025	JPM	Daiwa Securities Group, Inc.	0	(1,856)
	56,085	08/21/2025	MSI	Daiwa Securities Group, Inc.	0	(2,151)
	124,615	08/21/2025	GST	Daiwa Securities Group, Inc.	0	(3,400)
EUR	72,126	08/21/2025	JPM	Danone SA	0	3,761
	38,663	08/21/2025	GST	Danone SA	0	2,581
	4,968	08/21/2025	MSI	Danone SA	0	280
	9,634	08/21/2025	JPM	Dassault Aviation SA	0	249
	1,047	08/21/2025	MSI	Dassault Aviation SA	0	(98)
	98,579	08/21/2025	GST	Dassault Aviation SA	0	(5,907)
USD	10,683	08/21/2025	MSI	Datadog, Inc.	0	(44)
	11,767	08/21/2025	GST	Datadog, Inc.	0	(428)
	64,165	08/21/2025	JPM	Datadog, Inc.	0	(5,233)
	9,329	08/21/2025	MSI	Dayforce, Inc.	0	590
	16,072	08/21/2025	GST	Dayforce, Inc.	0	76
	2,102	08/21/2025	GST	Deckers Outdoor Corp.	0	(21)
	60,416	08/21/2025	MSI	Delek U.S. Holdings, Inc.	0	7,668
	10,235	08/21/2025	GST	Delek U.S. Holdings, Inc.	0	683
EUR	17,371	08/21/2025	GST	Delivery Hero SE	0	370
	13,051	08/21/2025	MSI	Delivery Hero SE	0	(1,338)
	49,598	08/21/2025	JPM	Delivery Hero SE	0	(2,005)
USD	8,296	08/21/2025	MSI	Dell Technologies, Inc.	0	(462)
	18,699	08/21/2025	GST	Dell Technologies, Inc.	0	(541)
	2,333	08/21/2025	JPM	Delta Air Lines, Inc.	0	98
DKK	10,420	08/21/2025	JPM	Demant AS	0	150
USD	2,066	08/21/2025	JPM	Denali Therapeutics, Inc.	0	144
GBP	40,019	08/21/2025	GST	Derwent London PLC	0	860
	2,050	08/21/2025	JPM	Derwent London PLC	0	30
EUR	475,990	08/21/2025	MSI	Deutsche Bank AG	0	63,829
	192,080	08/21/2025	GST	Deutsche Bank AG	0	19,332
	79,081	08/21/2025	GST	Deutsche Post AG	0	271
GBP	2,432	08/21/2025	GST	Diageo PLC	0	80
USD	301,560	08/21/2025	MSI	Diamondback Energy, Inc.	0	19,545
	304,678	08/21/2025	GST	Diamondback Energy, Inc.	0	9,292
EUR	12,910	08/21/2025	JPM	DiaSorin SpA	0	(564)
	36,125	08/21/2025	GST	DiaSorin SpA	0	(1,393)
USD	78,875	08/21/2025	MSI	Dick's Sporting Goods, Inc.	0	2,345
	79,066	08/21/2025	GST	Dick's Sporting Goods, Inc.	0	(1,442)
PLN	39,469	08/21/2025	GST	Dino Polska SA	0	957
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
PLN	4,488	08/21/2025	JPM	Dino Polska SA	$0	$237
	4,134	08/21/2025	MSI	Dino Polska SA	0	211
USD	12,410	08/21/2025	GST	Disc Medicine, Inc.	0	79
JPY	20,422	08/21/2025	GST	Disco Corp.	0	793
	288	08/21/2025	JPM	Disco Corp.	0	20
	622	08/21/2025	MSI	Disco Corp.	0	16
	592	08/21/2025	GST	Disco Corp.	0	(23)
	576	08/21/2025	JPM	Disco Corp.	0	(41)
	1,585	08/21/2025	MSI	Disco Corp.	0	(66)
GBP	30,204	08/21/2025	GST	Diversified Energy Co. PLC	0	(1,723)
EUR	301,305	08/21/2025	MSI	DJS Banks	0	(18,832)
NOK	485,284	08/21/2025	GST	DNB Bank ASA	0	7,151
	147,772	08/21/2025	MSI	DNB Bank ASA	0	688
USD	64,252	08/21/2025	MSI	DNOW, Inc.	0	2,081
CAD	2,222	08/21/2025	JPM	Dollarama, Inc.	0	1
USD	80,510	08/21/2025	MSI	Dominion Energy, Inc.	0	736
	5,565	08/21/2025	JPM	Dominion Energy, Inc.	0	104
	5,019	08/21/2025	GST	Dominion Energy, Inc.	0	66
	71,040	08/21/2025	MSI	Domino's Pizza, Inc.	0	(2,022)
	69,919	08/21/2025	GST	Domino's Pizza, Inc.	0	(2,290)
	37,646	08/21/2025	MSI	DoorDash, Inc.	0	2,143
	37,282	08/21/2025	GST	DoorDash, Inc.	0	1,507
	10,102	08/21/2025	GST	DoorDash, Inc.	0	(408)
	154,526	08/21/2025	MSI	DraftKings, Inc.	0	4,375
	53,898	08/21/2025	GST	DraftKings, Inc.	0	691
	13,868	08/21/2025	MSI	DTE Energy Co.	0	(526)
	37,429	08/21/2025	JPM	DTE Energy Co.	0	(1,741)
	50,175	08/21/2025	GST	Duolingo, Inc.	0	1,311
	5,296	08/21/2025	MSI	Duolingo, Inc.	0	445
	1,189	08/21/2025	JPM	Duolingo, Inc.	0	150
	4,648	08/21/2025	MSI	Dynatrace, Inc.	0	35
	7,151	08/21/2025	GST	Dynatrace, Inc.	0	4
	45,992	08/21/2025	JPM	Dynatrace, Inc.	0	(3,272)
EUR	12,429	08/21/2025	JPM	E.ON SE	0	158
	5,462	08/21/2025	MSI	E.ON SE	0	(1)
	24,332	08/21/2025	GST	E.ON SE	0	(516)
USD	189,266	08/21/2025	MSI	Eaton Corp. PLC	0	3,479
	1,495	08/21/2025	GST	Eaton Corp. PLC	0	(44)
	1,792	08/21/2025	JPM	Eaton Corp. PLC	0	(131)
	2,134	08/21/2025	GST	eBay, Inc.	0	(343)
EUR	76,586	08/21/2025	MSI	EDP Renovaveis SA	0	(294)
	29,454	08/21/2025	GST	EDP Renovaveis SA	0	(321)
USD	28,620	08/21/2025	GST	Electronic Arts, Inc.	0	715
	461	08/21/2025	JPM	Electronic Arts, Inc.	0	3
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,231	08/21/2025	MSI	Electronic Arts, Inc.	$0	$(56)
	1,659	08/21/2025	GST	Elevance Health, Inc.	0	(40)
	42,958	08/21/2025	MSI	elf Beauty, Inc.	0	5,761
EUR	430	08/21/2025	JPM	Elis SA	0	(5)
	3,985	08/21/2025	MSI	Elis SA	0	(53)
	171,415	08/21/2025	GST	Elis SA	0	(3,740)
USD	2,213	08/21/2025	JPM	EMCOR Group, Inc.	0	(297)
	193,994	08/21/2025	MSI	Emerson Electric Co.	0	1,862
CHF	28,321	08/21/2025	GST	Emmi AG	0	494
	14,267	08/21/2025	JPM	Emmi AG	0	339
CAD	41,981	08/21/2025	MSI	Enbridge, Inc.	0	(574)
	68,145	08/21/2025	GST	Enbridge, Inc.	0	(1,926)
EUR	176,805	08/21/2025	GST	Enel SpA	0	503
	373,056	08/21/2025	JPM	Enel SpA	0	(15,772)
USD	62,897	08/21/2025	MSI	Energy Select Sector SPDR Fund	0	(766)
	195,321	08/21/2025	GST	Energy Select Sector SPDR Fund	0	(4,913)
	5,112	08/21/2025	JPM	Energy Transfer LP	0	(84)
	50,958	08/21/2025	MSI	Energy Transfer LP	0	(1,304)
	30,273	08/21/2025	GST	Energy Transfer LP	0	(1,405)
SEK	7,409	08/21/2025	JPM	Engcon AB	0	1,190
	16,994	08/21/2025	GST	Engcon AB	0	481
	1,025	08/21/2025	MSI	Engcon AB	0	168
EUR	99,583	08/21/2025	GST	Eni SpA	0	(5,098)
HKD	22,342	08/21/2025	JPM	ENN Energy Holdings Ltd.	0	(16)
	32,232	08/21/2025	MSI	ENN Energy Holdings Ltd.	0	(505)
USD	13,114	08/21/2025	JPM	Entegris, Inc.	0	717
SEK	114,663	08/21/2025	GST	EQT AB	0	3,312
	18,430	08/21/2025	MSI	EQT AB	0	472
	84,191	08/21/2025	JPM	EQT AB	0	(154)
USD	265,011	08/21/2025	GST	EQT Corp.	0	1,159
	161,344	08/21/2025	MSI	EQT Corp.	0	(11,597)
	248,124	08/21/2025	MSI	Equifax, Inc.	0	16,542
	218,757	08/21/2025	GST	Equifax, Inc.	0	5,914
	79,708	08/21/2025	GST	Equinix, Inc.	0	406
	56,997	08/21/2025	MSI	Equinix, Inc.	0	(1,891)
NOK	107,482	08/21/2025	GST	Equinor ASA	0	1,936
USD	37,474	08/21/2025	GST	Equinor ASA	0	420
	2,248	08/21/2025	GST	Equitable Holdings, Inc.	0	40
	7,318	08/21/2025	GST	Equitable Holdings, Inc.	0	(129)
	68,390	08/21/2025	MSI	Equitable Holdings, Inc.	0	(660)
EUR	191,976	08/21/2025	MSI	Erste Group Bank AG	0	15,851
	217,521	08/21/2025	GST	Erste Group Bank AG	0	11,759
	6,893	08/21/2025	JPM	Erste Group Bank AG	0	704
USD	46,154	08/21/2025	MSI	Essent Group Ltd.	0	206
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	18,634	08/21/2025	MSI	Essential Utilities, Inc.	$0	$197
EUR	1,688	08/21/2025	MSI	EssilorLuxottica SA	0	(119)
	39,118	08/21/2025	GST	EssilorLuxottica SA	0	(2,184)
	44,097	08/21/2025	JPM	EssilorLuxottica SA	0	(3,931)
	483,754	08/21/2025	MSI	EU Defense Index	0	3,347
USD	18,790	08/21/2025	GST	Euronet Worldwide, Inc.	0	714
	1,696	08/21/2025	JPM	Euronet Worldwide, Inc.	0	141
	2,596	08/21/2025	MSI	Euronet Worldwide, Inc.	0	69
	209,380	08/21/2025	GST	Evercore, Inc.	0	5,633
	139,233	08/21/2025	MSI	Evercore, Inc.	0	3,808
	189,421	08/21/2025	MSI	Everest Group Ltd.	0	(2,657)
	7,804	08/21/2025	GST	Evergy, Inc.	0	197
EUR	22,748	08/21/2025	GST	Evotec SE	0	584
	32,410	08/21/2025	MSI	Evotec SE	0	(1,253)
USD	28,871	08/21/2025	GST	Exact Sciences Corp.	0	(842)
	68,980	08/21/2025	MSI	Excelerate Energy, Inc.	0	(2,033)
	994	08/21/2025	JPM	ExlService Holdings, Inc.	0	39
	9,646	08/21/2025	MSI	ExlService Holdings, Inc.	0	(473)
	27,524	08/21/2025	GST	ExlService Holdings, Inc.	0	(489)
EUR	14,365	08/21/2025	GST	Exosens SAS	0	(1,322)
USD	54,597	08/21/2025	GST	Expand Energy Corp.	0	2,927
	20,509	08/21/2025	MSI	Expand Energy Corp.	0	342
	289,552	08/21/2025	JPM	Expand Energy Corp.	0	(10,104)
GBP	11,034	08/21/2025	GST	Experian PLC	0	153
USD	62,713	08/21/2025	GST	Exxon Mobil Corp.	0	(1,034)
	69,961	08/21/2025	MSI	Exxon Mobil Corp.	0	(2,159)
	2,101	08/21/2025	GST	F5, Inc.	0	(93)
SEK	151,124	08/21/2025	GST	Fabege AB	0	4,085
	117,764	08/21/2025	MSI	Fabege AB	0	(917)
USD	12,963	08/21/2025	MSI	Fabrinet	0	(957)
	57,567	08/21/2025	GST	Fabrinet	0	(2,647)
	18,653	08/21/2025	MSI	FactSet Research Systems, Inc.	0	1,329
	3,808	08/21/2025	GST	FactSet Research Systems, Inc.	0	182
	220,477	08/21/2025	GST	Fair Isaac Corp.	0	13,589
	52,750	08/21/2025	MSI	Fair Isaac Corp.	0	2,465
JPY	401,719	08/21/2025	MSI	FANUC Corp.	0	(19,786)
	10,622	08/21/2025	GST	Fast Retailing Co., Ltd.	0	(400)
SEK	44,003	08/21/2025	GST	Fastighets AB Balder	0	1,890
	7,812	08/21/2025	JPM	Fastighets AB Balder	0	365
	7,626	08/21/2025	MSI	Fastighets AB Balder	0	264
EUR	508	08/21/2025	GST	Ferrari NV	0	(61)
	10,725	08/21/2025	MSI	Ferrari NV	0	(969)
USD	27,122	08/21/2025	MSI	Fidelity National Information Services, Inc.	0	115
	20,229	08/21/2025	GST	Fidelity National Information Services, Inc.	0	(218)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	15,509	08/21/2025	GST	Fifth Third Bancorp	$0	$(502)
	312,669	08/21/2025	MSI	Fifth Third Bancorp	0	(8,792)
	1,525,190	08/21/2025	MSI	Financial Select Sector SPDR Fund	0	3,632
EUR	164,193	08/21/2025	MSI	FinecoBank Banca Fineco SpA	0	1,093
	166,082	08/21/2025	GST	FinecoBank Banca Fineco SpA	0	877
USD	14,786	08/21/2025	MSI	First Solar, Inc.	0	241
	9,561	08/21/2025	JPM	First Solar, Inc.	0	126
	1,948	08/21/2025	JPM	First Solar, Inc.	0	(26)
	49,576	08/21/2025	GST	First Solar, Inc.	0	(1,001)
	7,803	08/21/2025	MSI	FirstEnergy Corp.	0	(440)
	11,461	08/21/2025	GST	FirstEnergy Corp.	0	(455)
	44,398	08/21/2025	JPM	FirstEnergy Corp.	0	(2,968)
ZAR	8,883	08/21/2025	GST	FirstRand Ltd.	0	(174)
USD	28,290	08/21/2025	GST	Fiserv, Inc.	0	3,975
	35,695	08/21/2025	MSI	Fiserv, Inc.	0	3,739
	81,924	08/21/2025	JPM	Fiserv, Inc.	0	1,339
	184,712	08/21/2025	MSI	Five Below, Inc.	0	4,914
	62,456	08/21/2025	GST	Flex Ltd.	0	(4,008)
	2,535	08/21/2025	GST	Floor & Decor Holdings, Inc.	0	6
EUR	31,690	08/21/2025	JPM	Fluidra SA	0	(121)
	23,108	08/21/2025	MSI	Fluidra SA	0	(601)
	76,303	08/21/2025	GST	Fluidra SA	0	(1,123)
USD	10,330	08/21/2025	GST	FormFactor, Inc.	0	2,091
AUD	10,421	08/21/2025	JPM	Fortescue Ltd.	0	(888)
USD	13,545	08/21/2025	JPM	Fortinet, Inc.	0	857
	10,052	08/21/2025	GST	Fortinet, Inc.	0	662
	7,030	08/21/2025	MSI	Fortinet, Inc.	0	337
	39,717	08/21/2025	GST	Fox Corp.	0	(208)
	3,706	08/21/2025	GST	Freeport-McMoRan, Inc.	0	406
	12,501	08/21/2025	MSI	Freeport-McMoRan, Inc.	0	336
	6,222	08/21/2025	GST	Freeport-McMoRan, Inc.	0	55
GBP	37,638	08/21/2025	GST	Fresnillo PLC	0	384
EUR	9,655	08/21/2025	JPM	FUCHS SE	0	(724)
	69,601	08/21/2025	GST	FUCHS SE	0	(3,883)
JPY	50,796	08/21/2025	GST	Fujikura Ltd.	0	10,521
	8,082	08/21/2025	GST	Fujitsu Ltd.	0	(271)
	244,275	08/21/2025	MSI	Fukuoka Financial Group, Inc.	0	5,590
CHF	98,325	08/21/2025	JPM	Galderma Group AG	0	4,675
	20,426	08/21/2025	GST	Galderma Group AG	0	139
	1,742	08/21/2025	GST	Galderma Group AG	0	(12)
	761	08/21/2025	JPM	Galderma Group AG	0	(36)
EUR	41,335	08/21/2025	GST	Galp Energia SGPS SA	0	1,346
USD	7,483	08/21/2025	JPM	Gambling.com Group Ltd.	0	803
GBP	27,246	08/21/2025	GST	Gamma Communications PLC	0	301
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	55,790	08/21/2025	GST	Gartner, Inc.	$0	$2,283
	8,277	08/21/2025	MSI	Gartner, Inc.	0	488
	67,909	08/21/2025	GST	GE Vernova, Inc.	0	11,326
	35,815	08/21/2025	MSI	GE Vernova, Inc.	0	6,444
	566	08/21/2025	GST	GE Vernova, Inc.	0	(94)
	2,798	08/21/2025	MSI	GE Vernova, Inc.	0	(503)
EUR	29,913	08/21/2025	GST	Gecina SA	0	1,051
	9,385	08/21/2025	JPM	Gecina SA	0	499
HKD	1,989	08/21/2025	MSI	Geely Automobile Holdings Ltd.	0	66
USD	11,829	08/21/2025	GST	General Electric Co.	0	(370)
EUR	307,628	08/21/2025	MSI	Generali	0	14,897
	86,537	08/21/2025	GST	Generali	0	2,453
USD	23,888	08/21/2025	GST	Genius Sports Ltd.	0	367
	6,960	08/21/2025	GST	Genpact Ltd.	0	132
	838	08/21/2025	MSI	Genpact Ltd.	0	1
GBP	84,934	08/21/2025	MSI	Genuit Group PLC	0	(504)
	21,844	08/21/2025	GST	Genuit Group PLC	0	(790)
	35,834	08/21/2025	MSI	Genus PLC	0	797
	2,233	08/21/2025	GST	Genus PLC	0	34
CHF	14,070	08/21/2025	GST	Georg Fischer AG	0	(230)
EUR	24,667	08/21/2025	GST	Gerresheimer AG	0	(125)
USD	3,032	08/21/2025	GST	Gilead Sciences, Inc.	0	(112)
	1,158	08/21/2025	MSI	Gitlab, Inc.	0	25
	559	08/21/2025	JPM	Gitlab, Inc.	0	(33)
	34,633	08/21/2025	GST	Gitlab, Inc.	0	(856)
CHF	67,345	08/21/2025	GST	Givaudan SA	0	7,494
	4,690	08/21/2025	MSI	Givaudan SA	0	460
GBP	43,577	08/21/2025	GST	Glencore PLC	0	(953)
USD	162,219	08/21/2025	GST	Global Payments, Inc.	0	2,399
	28,163	08/21/2025	GST	GLOBALFOUNDRIES, Inc.	0	2,214
	3,865	08/21/2025	MSI	GLOBALFOUNDRIES, Inc.	0	276
	662	08/21/2025	JPM	GLOBALFOUNDRIES, Inc.	0	27
	1,946	08/21/2025	JPM	Globant SA	0	8
	11,838	08/21/2025	MSI	GoDaddy, Inc.	0	366
	1,329	08/21/2025	GST	GoDaddy, Inc.	0	37
EUR	104,556	08/21/2025	GST	Goldman Sachs EUR Volatility Carry Index	0	2,276
USD	288,020	08/21/2025	GST	Goldman Sachs FV Weekly Index	0	1,443
	1,491,953	08/21/2025	MSI	Goldman Sachs Group, Inc.	0	28,309
	264,643	08/21/2025	JPM	Goldman Sachs Group, Inc.	0	3,085
	134,724	08/21/2025	GST	Goldman Sachs TY Weekly Vol Index	0	192
	93,625	08/21/2025	GST	Goldman Sachs USD rates Volume RV Index	0	227
	2,247	08/21/2025	GST	Grab Holdings Ltd.	0	193
GBP	47,803	08/21/2025	GST	Grainger PLC	0	1,084
	7,979	08/21/2025	JPM	Grainger PLC	0	106
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	8,649	08/21/2025	GST	Great Portland Estates PLC	$0	$240
	25,168	08/21/2025	GST	Greggs PLC	0	2,182
	1,393	08/21/2025	MSI	Greggs PLC	0	126
	1,184	08/21/2025	JPM	Greggs PLC	0	87
EUR	7,434	08/21/2025	MSI	Grenke AG	0	(225)
MXN	7,262	08/21/2025	GST	Grupo Carso SAB de CV	0	282
AUD	812,011	08/21/2025	GST	GS Australia Banks	0	(14,967)
USD	2,225	08/21/2025	GST	Guidewire Software, Inc.	0	(37)
SEK	45,656	08/21/2025	GST	H & M Hennes & Mauritz AB	0	2,870
	33,044	08/21/2025	JPM	H & M Hennes & Mauritz AB	0	1,312
USD	135,247	08/21/2025	MSI	HA Sustainable Infrastructure Capital, Inc.	0	(3,163)
JPY	49,636	08/21/2025	MSI	Hachijuni Bank Ltd.	0	2,524
GBP	114,217	08/21/2025	GST	Haleon PLC	0	1,585
	4,280	08/21/2025	JPM	Haleon PLC	0	(78)
	3,977	08/21/2025	MSI	Haleon PLC	0	(90)
USD	31,238	08/21/2025	MSI	Halliburton Co.	0	505
	50,141	08/21/2025	GST	Halliburton Co.	0	279
	46,643	08/21/2025	MSI	Hamilton Insurance Group Ltd.	0	1,602
	7,806	08/21/2025	MSI	Hanmi Semiconductor Co. Ltd.	0	140
	8,499	08/21/2025	GST	Hanmi Semiconductor Co. Ltd.	0	(141)
EUR	181,283	08/21/2025	GST	Hannover Rueck SE	0	884
	42,985	08/21/2025	MSI	Hannover Rueck SE	0	(560)
SEK	49,400	08/21/2025	GST	Haypp Group AB	0	(1,234)
USD	34,043	08/21/2025	GST	Hayward Holdings, Inc.	0	2,393
CAD	29,447	08/21/2025	MSI	Headwater Exploration, Inc.	0	1,385
EUR	19,457	08/21/2025	JPM	Heidelberg Materials AG	0	204
	84,266	08/21/2025	GST	Heidelberger Cement AG	0	1,410
	22,431	08/21/2025	GST	Hensoldt AG	0	(1,243)
	79,006	08/21/2025	GST	Hermes International SCA	0	6,373
	14,045	08/21/2025	JPM	Hermes International SCA	0	1,488
	5,570	08/21/2025	MSI	Hermes International SCA	0	595
SEK	7,079	08/21/2025	MSI	Hexpol AB	0	(613)
	18,036	08/21/2025	GST	Hexpol AB	0	(753)
USD	56,568	08/21/2025	MSI	HF Sinclair Corp.	0	413
	58,036	08/21/2025	GST	HF Sinclair Corp.	0	386
	14,946	08/21/2025	JPM	HF Sinclair Corp.	0	138
	5,197	08/21/2025	JPM	HighPeak Energy, Inc.	0	(117)
	3,138	08/21/2025	MSI	HighPeak Energy, Inc.	0	(381)
GBP	2,723	08/21/2025	GST	Hikma Pharmaceuticals PLC	0	(50)
	49,516	08/21/2025	JPM	Hikma Pharmaceuticals PLC	0	(487)
	23,734	08/21/2025	GST	Hill & Smith Holdings PLC	0	412
	10,129	08/21/2025	MSI	Hill & Smith PLC	0	578
USD	3,521	08/21/2025	JPM	Hilton Worldwide Holdings, Inc.	0	36
	6,972	08/21/2025	JPM	Hims & Hers Health, Inc.	0	(2,557)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	18,516	08/21/2025	GST	Hims & Hers Health, Inc.	$0	$(7,228)
GBP	37,618	08/21/2025	MSI	Hiscox Ltd.	0	1,427
	177,906	08/21/2025	GST	Hiscox Ltd.	0	(1,385)
JPY	9,215	08/21/2025	GST	Hitachi Ltd.	0	(457)
HKD	844,843	08/21/2025	MSI	HK Real Estate Index	0	38,297
JPY	193,515	08/21/2025	GST	Hokuhoku Financial Group, Inc.	0	5,716
	30,832	08/21/2025	JPM	Hokuhoku Financial Group, Inc.	0	4,242
	65,570	08/21/2025	MSI	Hokuhoku Financial Group, Inc.	0	3,175
CHF	28,712	08/21/2025	JPM	Holcim AG	0	1,781
	50,145	08/21/2025	GST	Holcim AG	0	454
USD	8,009	08/21/2025	GST	Home Depot, Inc.	0	(76)
	20,920	08/21/2025	GST	Hon Hai Precision Industry Co. Ltd.	0	(1,078)
	27,568	08/21/2025	JPM	Hon Hai Precision Industry Co. Ltd.	0	(1,785)
HKD	1,960	08/21/2025	MSI	Hong Kong Exchanges & Clearing Ltd.	0	11
USD	3,064	08/21/2025	JPM	Howmet Aerospace, Inc.	0	8
JPY	33,502	08/21/2025	GST	Hoya Corp.	0	1,999
GBP	88,147	08/21/2025	MSI	HSBC Holdings PLC	0	1,865
	38,852	08/21/2025	GST	HSBC Holdings PLC	0	776
USD	2,187	08/21/2025	GST	HubSpot, Inc.	0	108
	9,520	08/21/2025	MSI	HubSpot, Inc.	0	(167)
	18,591	08/21/2025	GST	HubSpot, Inc.	0	(922)
	64,962	08/21/2025	JPM	HubSpot, Inc.	0	(4,163)
SEK	39,362	08/21/2025	GST	Hufvudstaden AB	0	1,045
USD	263,261	08/21/2025	GST	Huntington Bancshares, Inc.	0	5,951
	390,127	08/21/2025	MSI	Huntington Bancshares, Inc.	0	5,320
	2,799	08/21/2025	GST	Hyatt Hotels Corp.	0	120
	728	08/21/2025	JPM	Hyatt Hotels Corp.	0	23
CAD	305,105	08/21/2025	MSI	iA Financial Corp., Inc.	0	(17,743)
EUR	195,885	08/21/2025	GST	Iberdrola SA	0	272
	91,214	08/21/2025	JPM	Iberdrola SA	0	(821)
JPY	32,419	08/21/2025	JPM	Ibiden Co., Ltd.	0	10
EUR	9,093	08/21/2025	JPM	ICADE	0	362
	2,561	08/21/2025	MSI	ICADE	0	(33)
	37,845	08/21/2025	GST	ICADE	0	(453)
GBP	563,352	08/21/2025	MSI	ICG PLC	0	5,477
USD	55,266	08/21/2025	JPM	IDACORP, Inc.	0	4,266
	44,367	08/21/2025	GST	IDACORP, Inc.	0	1,504
	18,759	08/21/2025	MSI	IDACORP, Inc.	0	667
GBP	60,030	08/21/2025	GST	IMI PLC	0	789
EUR	73,743	08/21/2025	GST	Immobiliare Grande Distribuzione SIIQ SpA	0	3,328
ZAR	15,244	08/21/2025	GST	Impala Platinum Holdings Ltd.	0	(1,373)
GBP	174,571	08/21/2025	GST	Imperial Brands PLC	0	1,472
	3,731	08/21/2025	JPM	Imperial Brands PLC	0	135
	7,272	08/21/2025	MSI	Imperial Brands PLC	0	132
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	237	08/21/2025	GST	Imperial Brands PLC	$0	$(2)
	2,526	08/21/2025	JPM	Imperial Brands PLC	0	(91)
CAD	9,119	08/21/2025	MSI	Imperial Oil Ltd.	0	(227)
USD	8,557	08/21/2025	JPM	Impinj, Inc.	0	(3,191)
EUR	7,819	08/21/2025	GST	Industria de Diseno Textil SA	0	69
USD	1,264,285	08/21/2025	MSI	Industrial Select Sector SPDR Fund	0	5,338
SEK	34,123	08/21/2025	JPM	Indutrade AB	0	2,625
	64,296	08/21/2025	GST	Indutrade AB	0	2,208
	2,146	08/21/2025	MSI	Indutrade AB	0	91
EUR	221,704	08/21/2025	GST	Infineon Technologies AG	0	20,965
USD	6,360	08/21/2025	MSI	Infinity Natural Resources, Inc.	0	68
	12,625	08/21/2025	GST	Infinity Natural Resources, Inc.	0	(869)
GBP	44	08/21/2025	GST	Informa PLC	0	(2)
	2,433	08/21/2025	JPM	Informa PLC	0	(158)
EUR	545,390	08/21/2025	GST	ING Groep NV	0	21,101
	51,153	08/21/2025	MSI	ING Groep NV	0	2,711
	53,911	08/21/2025	GST	ING Groep NV	0	(2,086)
	89,641	08/21/2025	MSI	ING Groep NV	0	(4,751)
USD	24,672	08/21/2025	JPM	Innovex International, Inc.	0	1,190
	25,851	08/21/2025	MSI	Innovex International, Inc.	0	947
	8,317	08/21/2025	GST	Innovex International, Inc.	0	(369)
EUR	61,408	08/21/2025	GST	InPost SA	0	1,506
	25,299	08/21/2025	MSI	InPost SA	0	704
	21,386	08/21/2025	JPM	InPost SA	0	599
USD	301	08/21/2025	JPM	Insperity, Inc.	0	3
	8,074	08/21/2025	GST	Insperity, Inc.	0	(327)
	5,256	08/21/2025	GST	Inspire Medical Systems, Inc.	0	25
CAD	162,053	08/21/2025	MSI	Intact Financial Corp.	0	7,032
USD	10,281	08/21/2025	GST	Intel Corp.	0	1,529
	265,767	08/21/2025	MSI	Interactive Brokers Group, Inc.	0	11,880
	46,996	08/21/2025	GST	Interactive Brokers Group, Inc.	0	2,698
	353,287	08/21/2025	MSI	Intercontinental Exchange, Inc.	0	9,904
	258,954	08/21/2025	GST	Intercontinental Exchange, Inc.	0	2,581
	96,953	08/21/2025	JPM	Intercontinental Exchange, Inc.	0	1,931
GBP	31,912	08/21/2025	MSI	InterContinental Hotels Group PLC	0	61
	2,710	08/21/2025	JPM	InterContinental Hotels Group PLC	0	(20)
	17,834	08/21/2025	GST	InterContinental Hotels Group PLC	0	(230)
EUR	21,281	08/21/2025	GST	Intercos SpA	0	634
GBP	32,552	08/21/2025	GST	Intermediate Capital Group PLC	0	(39)
	3,611	08/21/2025	JPM	Intermediate Capital Group PLC	0	(424)
USD	78,591	08/21/2025	MSI	International Business Machines Corp.	0	8,215
	104,440	08/21/2025	GST	International Business Machines Corp.	0	7,483
	55,030	08/21/2025	GST	Interpublic Group of Cos., Inc.	0	1,329
EUR	35,974	08/21/2025	GST	Intesa Sanpaolo SpA	0	(2,542)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	71,309	08/21/2025	JPM	Intuit, Inc.	$0	$138
	10,187	08/21/2025	JPM	Intuit, Inc.	0	(20)
	42,003	08/21/2025	GST	Intuit, Inc.	0	(1,179)
	8,258	08/21/2025	GST	Intuitive Surgical, Inc.	0	560
	38,709	08/21/2025	GST	Intuitive Surgical, Inc.	0	(2,627)
	72,930	08/21/2025	MSI	Invesco QQQ Trust	0	(1,086)
	1,619,871	08/21/2025	MSI	Invesco Senior Loan ETF	0	(6,168)
EUR	108,617	08/21/2025	GST	IONOS Group SE	0	1,416
	4,977	08/21/2025	MSI	IONOS Group SE	0	96
USD	2,893	08/21/2025	JPM	IonQ, Inc.	0	341
	388,392	08/21/2025	MSI	iPath Series B S&P 500 VIX Short-Term Futures ETN	0	(882)
EUR	3,378	08/21/2025	MSI	IPSOS SA	0	(221)
	7,773	08/21/2025	JPM	IPSOS SA	0	(644)
	58,560	08/21/2025	GST	IPSOS SA	0	(2,178)
USD	471,616	08/21/2025	MSI	iShares 20+ Year Treasury Bond ETF	0	(10,182)
	63,759	08/21/2025	MSI	iShares Expanded Tech-Software Sector ETF	0	(1,562)
	3,810,532	08/21/2025	MSI	iShares iBoxx $ Investment Grade Corporate Bond ETF	0	(30,140)
	1,290,432	08/21/2025	MSI	iShares JP Morgan USD Emerging Markets Bond ETF	0	(19,035)
	664,582	08/21/2025	MSI	iShares MSCI Brazil ETF	0	(9,381)
	1,425,661	08/21/2025	MSI	iShares MSCI Canada ETF	0	3,271
	296,213	08/21/2025	MSI	iShares Russell 2000 ETF	0	(3,766)
	32,350	08/21/2025	GST	iShares Semiconductor ETF	0	907
	25,365	08/21/2025	MSI	iShares Semiconductor ETF	0	642
	75,454	08/21/2025	JPM	iShares Semiconductor ETF	0	(395)
	41,963	08/21/2025	MSI	IsuPetasys Co. Ltd.	0	3,124
EUR	47,003	08/21/2025	GST	Italgas SpA	0	240
USD	46,718	08/21/2025	MSI	Jabil, Inc.	0	(1,040)
	15,033	08/21/2025	GST	Jack Henry & Associates, Inc.	0	599
	7,040	08/21/2025	JPM	Jack Henry & Associates, Inc.	0	417
	1,400	08/21/2025	MSI	Jack Henry & Associates, Inc.	0	42
	29,516	08/21/2025	MSI	James Hardie Industries PLC	0	(722)
JPY	10,144	08/21/2025	JPM	Japan Exchange Group, Inc.	0	47
	82,034	08/21/2025	MSI	Japan Exchange Group, Inc.	0	(77)
HKD	36,900	08/21/2025	JPM	JD.com, Inc.	0	562
EUR	28,576	08/21/2025	GST	Jenoptik AG	0	(2,005)
	6,541	08/21/2025	MSI	Jeronimo Martins SGPS SA	0	(327)
	102,923	08/21/2025	GST	Jeronimo Martins SGPS SA	0	(2,488)
SEK	19,013	08/21/2025	GST	JM AB	0	166
CHF	207,844	08/21/2025	MSI	Julius Baer Group Ltd.	0	1,905
	55,462	08/21/2025	GST	Julius Baer Group Ltd.	0	1,557
EUR	406,228	08/21/2025	GST	KBC Group NV	0	10,428
	193,555	08/21/2025	MSI	KBC Group NV	0	4,530
	1,249	08/21/2025	JPM	KBC Group NV	0	37
JPY	61,689	08/21/2025	MSI	Keiyo Bank Ltd.	0	2,686
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	85,892	08/21/2025	GST	Keiyo Bank Ltd.	$0	$1,051
	16,146	08/21/2025	JPM	Keiyo Bank Ltd.	0	981
CAD	108,226	08/21/2025	MSI	Kelt Exploration Ltd.	0	(4,442)
EUR	19,437	08/21/2025	JPM	Kering SA	0	(452)
	45,178	08/21/2025	GST	Kering SA	0	(509)
	5,940	08/21/2025	MSI	Kering SA	0	(550)
	56,618	08/21/2025	GST	Kerry Group PLC	0	5,454
	11,135	08/21/2025	JPM	Kerry Group PLC	0	1,240
	2,002	08/21/2025	MSI	Kerry Group PLC	0	212
	16,078	08/21/2025	JPM	Kesko Oyj	0	1,425
	16,121	08/21/2025	GST	Kesko Oyj	0	694
USD	474,384	08/21/2025	GST	KeyCorp	0	(9,342)
	224,397	08/21/2025	MSI	KeyCorp	0	(9,375)
JPY	7,450	08/21/2025	GST	Keyence Corp.	0	(20)
	287,529	08/21/2025	GST	Keyence Corp.	0	(21,089)
USD	25,215	08/21/2025	MSI	Kimbell Royalty Partners LP	0	(1,209)
	68,275	08/21/2025	JPM	Kinder Morgan, Inc.	0	651
	65,897	08/21/2025	MSI	Kinder Morgan, Inc.	0	(886)
	96,891	08/21/2025	GST	Kinder Morgan, Inc.	0	(3,395)
EUR	32,114	08/21/2025	GST	Kinepolis Group NV	0	(522)
USD	166,468	08/21/2025	GST	Kinetik Holdings, Inc.	0	7,399
	36,611	08/21/2025	JPM	Kinetik Holdings, Inc.	0	522
	4,448	08/21/2025	JPM	Kinetik Holdings, Inc.	0	(63)
	1,481	08/21/2025	GST	Kinetik Holdings, Inc.	0	(81)
EUR	56,065	08/21/2025	GST	KION Group AG	0	(2,558)
USD	648,810	08/21/2025	MSI	KKR & Co., Inc.	0	33,959
	252,484	08/21/2025	JPM	KKR & Co., Inc.	0	10,481
	293,321	08/21/2025	GST	KKR & Co., Inc.	0	4,676
	10,388	08/21/2025	GST	KKR & Co., Inc.	0	(166)
	76,365	08/21/2025	GST	KLA Corp.	0	4,285
	45,890	08/21/2025	MSI	KLA Corp.	0	2,818
	53,452	08/21/2025	GST	KLA Corp.	0	(3,348)
EUR	21,089	08/21/2025	GST	Klepierre SA	0	(459)
	147,916	08/21/2025	MSI	Klepierre SA	0	(3,971)
CZK	27,735	08/21/2025	GST	Komercni Banka AS	0	83
NOK	18,355	08/21/2025	JPM	Kongsberg Gruppen ASA	0	2,981
USD	7,322	08/21/2025	GST	KT Corp.	0	(215)
	12,921	08/21/2025	JPM	KT Corp.	0	(504)
	9,086	08/21/2025	MSI	KT Corp.	0	(506)
JPY	214,787	08/21/2025	MSI	Kyoto Financial Group, Inc.	0	2,029
USD	21,874	08/21/2025	GST	Lam Research Corp.	0	1,484
	53,977	08/21/2025	JPM	Lam Research Corp.	0	(1,815)
	81,781	08/21/2025	GST	Lam Research Corp.	0	(3,348)
	191,123	08/21/2025	MSI	Lam Research Corp.	0	(11,781)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	63,696	08/21/2025	JPM	Landbridge Co. LLC	$0	$3,501
	40,488	08/21/2025	GST	Landbridge Co. LLC	0	(1,681)
	36,346	08/21/2025	MSI	Landbridge Co., LLC	0	(667)
	24,776	08/21/2025	MSI	Largan Precision Co. Ltd.	0	(518)
JPY	7,778	08/21/2025	GST	Lasertec Corp.	0	752
USD	55,748	08/21/2025	GST	Lattice Semiconductor Corp.	0	2,480
	3,333	08/21/2025	MSI	Lattice Semiconductor Corp.	0	144
	71,202	08/21/2025	GST	Lazard, Inc.	0	2,745
	159,335	08/21/2025	MSI	Lazard, Inc.	0	1,211
EUR	96,187	08/21/2025	GST	Legrand SA	0	3,612
	2,054	08/21/2025	MSI	Leonardo SpA	0	26
USD	8,107	08/21/2025	GST	LG Energy Solution Ltd.	0	(1,223)
	11,924	08/21/2025	MSI	LG Energy Solution Ltd.	0	(2,346)
	29,261	08/21/2025	MSI	Liberty Media Corp.-Liberty Formula One	0	(160)
	139,156	08/21/2025	GST	Liberty Media Corp.-Liberty Formula One	0	(3,383)
SEK	20,637	08/21/2025	MSI	Lifco AB	0	458
	13,070	08/21/2025	GST	Lifco AB	0	147
USD	39,937	08/21/2025	MSI	Life Time Group Holdings, Inc.	0	(1,653)
	41,911	08/21/2025	MSI	Lightspeed Commerce, Inc.	0	(1,978)
EUR	221,046	08/21/2025	MSI	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	0	1,125
	69,823	08/21/2025	GST	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	0	(155)
USD	62,788	08/21/2025	JPM	Live Nation Entertainment, Inc.	0	132
	6,426	08/21/2025	GST	Live Nation Entertainment, Inc.	0	(75)
GBP	681,318	08/21/2025	GST	Lloyds Banking Group PLC	0	(13,023)
	2,470	08/21/2025	MSI	London Stock Exchange Group PLC	0	360
	659,408	08/21/2025	GST	London Stock Exchange Group PLC	0	(74,910)
CHF	42,684	08/21/2025	GST	Lonza Group AG	0	426
EUR	385,987	08/21/2025	GST	L'Oreal SA	0	(368)
	19,703	08/21/2025	JPM	L'Oreal SA	0	(775)
	42,281	08/21/2025	MSI	L'Oreal SA	0	(2,298)
	39,457	08/21/2025	GST	L'Oreal SA	0	(2,680)
USD	26,115	08/21/2025	MSI	Louisiana-Pacific Corp.	0	(918)
	50,809	08/21/2025	GST	Lowe's Cos., Inc.	0	(612)
	140,054	08/21/2025	MSI	Lowe's Cos., Inc.	0	(5,043)
PLN	60,813	08/21/2025	GST	LPP SA	0	(3,422)
USD	36,165	08/21/2025	MSI	Lumentum Holdings, Inc.	0	5,004
	29,802	08/21/2025	GST	Lumentum Holdings, Inc.	0	1,791
EUR	57,189	08/21/2025	GST	LVMH Moet Hennessy Louis Vuitton SE	0	1,580
	5,116	08/21/2025	JPM	LVMH Moet Hennessy Louis Vuitton SE	0	156
	1,664	08/21/2025	MSI	LVMH Moet Hennessy Louis Vuitton SE	0	25
USD	36,246	08/21/2025	GST	Lyft, Inc.	0	(1,742)
	7,451	08/21/2025	GST	MACOM Technology Solutions Holdings, Inc.	0	182
	18,083	08/21/2025	JPM	MACOM Technology Solutions Holdings, Inc.	0	118
	5,217	08/21/2025	MSI	MACOM Technology Solutions Holdings, Inc.	0	6
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,169	08/21/2025	GST	Madison Square Garden Entertainment Corp.	$0	$128
	1,842	08/21/2025	GST	Madison Square Garden Sports Corp.	0	23
	7,817	08/21/2025	MSI	Magnolia Oil & Gas Corp.	0	(258)
	22,278	08/21/2025	GST	Magnolia Oil & Gas Corp.	0	(1,161)
	72,092	08/21/2025	JPM	Magnolia Oil & Gas Corp.	0	(3,774)
EUR	1,377	08/21/2025	JPM	Maire SpA	0	17
	102,694	08/21/2025	GST	Maire Tecnimont SpA	0	(680)
CAD	31,668	08/21/2025	GST	Manulife Financial Corp.	0	(842)
	111,762	08/21/2025	MSI	Manulife Financial Corp.	0	(3,504)
EUR	83,792	08/21/2025	GST	Mapfre SA	0	(2,850)
USD	28,131	08/21/2025	MSI	Maplebear, Inc.	0	(405)
	90,804	08/21/2025	GST	Maplebear, Inc.	0	(1,963)
	60,580	08/21/2025	GST	Marathon Petroleum Corp.	0	(1,524)
	96,415	08/21/2025	MSI	Marathon Petroleum Corp.	0	(2,981)
	158,606	08/21/2025	JPM	Marathon Petroleum Corp.	0	(4,414)
	9,988	08/21/2025	JPM	MarketAxess Holdings, Inc.	0	740
	44,876	08/21/2025	GST	MarketAxess Holdings, Inc.	0	488
	108,860	08/21/2025	MSI	Marriott International, Inc.	0	4,384
	102,921	08/21/2025	GST	Marriott International, Inc.	0	2,930
GBP	27,300	08/21/2025	MSI	Marshalls PLC	0	(4,199)
USD	50,872	08/21/2025	JPM	Marvell Technology, Inc.	0	6,271
	26,594	08/21/2025	GST	Marvell Technology, Inc.	0	2,661
	19,623	08/21/2025	MSI	Marvell Technology, Inc.	0	2,157
	64,074	08/21/2025	GST	Marvell Technology, Inc.	0	(6,411)
	274,630	08/21/2025	MSI	Mastercard, Inc.	0	8,039
	222,415	08/21/2025	GST	Mastercard, Inc.	0	4,740
	21,583	08/21/2025	JPM	Mastercard, Inc.	0	510
	2,773	08/21/2025	GST	Mastercard, Inc.	0	(59)
	77,632	08/21/2025	GST	Matador Resources Co.	0	31
	143,857	08/21/2025	JPM	Matador Resources Co.	0	(53)
	4,411	08/21/2025	JPM	MaxLinear, Inc.	0	(462)
	29,063	08/21/2025	MSI	McDonald's Corp.	0	(44)
	2,134	08/21/2025	GST	McKesson Corp.	0	53
JPY	239,677	08/21/2025	GST	Mebuki Financial Group, Inc.	0	9,297
	60,746	08/21/2025	MSI	Mebuki Financial Group, Inc.	0	3,260
USD	60,203	08/21/2025	JPM	MediaTek, Inc.	0	1,953
	2,713	08/21/2025	MSI	MediaTek, Inc.	0	(119)
	7,562	08/21/2025	GST	MediaTek, Inc.	0	(464)
EUR	8,742	08/21/2025	GST	Medincell SA	0	592
CAD	20,232	08/21/2025	MSI	MEG Energy Corp.	0	694
HKD	9,353	08/21/2025	JPM	Meituan	0	(173)
USD	14,274	08/21/2025	GST	MercadoLibre, Inc.	0	(31)
	7,170	08/21/2025	MSI	MercadoLibre, Inc.	0	(48)
	85,037	08/21/2025	JPM	MercadoLibre, Inc.	0	(4,324)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	70,142	08/21/2025	MSI	Mercedes-Benz Group AG	$0	$3,906
	20,317	08/21/2025	GST	Mercedes-Benz Group AG	0	742
	1,172	08/21/2025	JPM	Mercedes-Benz Group AG	0	6
USD	2,617	08/21/2025	GST	Merck & Co., Inc.	0	39
EUR	261,622	08/21/2025	GST	Merlin Properties Socimi SA	0	11,118
USD	59,623	08/21/2025	JPM	Meta Platforms, Inc.	0	4,572
	68,920	08/21/2025	MSI	Meta Platforms, Inc.	0	(5,330)
	75,802	08/21/2025	GST	Meta Platforms, Inc.	0	(6,183)
	32,315	08/21/2025	JPM	MGE Energy, Inc.	0	887
	18,190	08/21/2025	MSI	MGE Energy, Inc.	0	98
	10,930	08/21/2025	GST	Microchip Technology, Inc.	0	926
	11,990	08/21/2025	MSI	Microchip Technology, Inc.	0	905
	227,034	08/21/2025	GST	Micron Technology, Inc.	0	6,462
	30,148	08/21/2025	MSI	Micron Technology, Inc.	0	2,753
	16,871	08/21/2025	GST	Micron Technology, Inc.	0	(609)
	11,531	08/21/2025	MSI	Micron Technology, Inc.	0	(1,053)
	26,862	08/21/2025	JPM	Micron Technology, Inc.	0	(2,415)
	453,721	08/21/2025	MSI	Microsoft Corp.	0	24,829
	351,941	08/21/2025	GST	Microsoft Corp.	0	16,174
	5,973	08/21/2025	JPM	Microsoft Corp.	0	429
SEK	42,050	08/21/2025	JPM	MIPS AB	0	2,437
JPY	77,553	08/21/2025	MSI	Mitsubishi HC Capital, Inc.	0	(442)
	1,886	08/21/2025	GST	Mitsubishi Heavy Industries Ltd.	0	(106)
ILS	91,391	08/21/2025	MSI	Mizrahi Tefahot Bank Ltd.	0	3,340
	9,771	08/21/2025	GST	Mizrahi Tefahot Bank Ltd.	0	318
JPY	189,002	08/21/2025	GST	Mizuho Financial Group, Inc.	0	12,363
	65,138	08/21/2025	JPM	Mizuho Financial Group, Inc.	0	8,072
USD	3,617	08/21/2025	GST	MKS Instruments, Inc.	0	286
	22,155	08/21/2025	MSI	MNTN, Inc.	0	1,162
EUR	33,944	08/21/2025	GST	Moncler SpA	0	2,150
	10,334	08/21/2025	JPM	Moncler SpA	0	949
	6,099	08/21/2025	MSI	Moncler SpA	0	458
USD	33,554	08/21/2025	GST	Monday.com Ltd.	0	(2,604)
	51,442	08/21/2025	MSI	Monday.com Ltd.	0	(3,968)
	3,263	08/21/2025	GST	Mondelez International, Inc.	0	222
	113,835	08/21/2025	GST	MongoDB, Inc.	0	7,965
	15,185	08/21/2025	JPM	MongoDB, Inc.	0	1,943
	4,933	08/21/2025	MSI	MongoDB, Inc.	0	300
	2,174	08/21/2025	GST	Monolithic Power Systems, Inc.	0	41
	718	08/21/2025	MSI	Monolithic Power Systems, Inc.	0	(6)
	741	08/21/2025	JPM	Monolithic Power Systems, Inc.	0	(30)
	39,862	08/21/2025	GST	Monolithic Power Systems, Inc.	0	(744)
	84,697	08/21/2025	MSI	Monster Beverage Corp.	0	(273)
	51,407	08/21/2025	GST	Monster Beverage Corp.	0	(588)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	53,043	08/21/2025	JPM	Moody's Corp.	$0	$(1,624)
	205,753	08/21/2025	GST	Moody's Corp.	0	(6,212)
	300,140	08/21/2025	MSI	Moody's Corp.	0	(12,393)
	20,842	08/21/2025	MSI	MPLX LP	0	736
	5,331	08/21/2025	JPM	MPLX LP	0	234
	50,177	08/21/2025	MSI	MRC Global, Inc.	0	866
	6,309	08/21/2025	GST	MRC Global, Inc.	0	297
	24,591	08/21/2025	MSI	MSZZMOMO Index	0	(1,884)
	19,611	08/21/2025	MSI	MSZZMOMO Index	0	(2,170)
	39,475	08/21/2025	MSI	MSZZMOMO Index	0	(2,585)
EUR	543,920	08/21/2025	GST	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	0	3,223
	100,264	08/21/2025	MSI	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	0	246
	386,168	08/21/2025	JPM	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	0	(4,715)
SEK	21,445	08/21/2025	GST	Munters Group AB	0	(786)
	21,764	08/21/2025	JPM	Munters Group AB	0	(859)
	22,201	08/21/2025	MSI	Munters Group AB	0	(1,672)
USD	38,487	08/21/2025	GST	Murphy Oil Corp.	0	1,644
	13,851	08/21/2025	MSI	Murphy Oil Corp.	0	(43)
EUR	30,999	08/21/2025	GST	Nagarro SE	0	1,538
	1,819	08/21/2025	MSI	Nagarro SE	0	76
	821	08/21/2025	JPM	Nagarro SE	0	38
USD	619,459	08/21/2025	GST	Nasdaq, Inc.	0	17,614
	171,318	08/21/2025	MSI	Nasdaq, Inc.	0	1,878
ZAR	11,137	08/21/2025	GST	Naspers Ltd.	0	32
GBP	378,976	08/21/2025	JPM	National Grid PLC	0	1,678
	189,915	08/21/2025	GST	National Grid PLC	0	(334)
	180,069	08/21/2025	GST	NatWest Group PLC	0	(7,738)
	189,900	08/21/2025	JPM	NatWest Group PLC	0	(13,370)
USD	101,902	08/21/2025	MSI	NatWest Group PLC	0	854
	11,566	08/21/2025	GST	NAURA Technology Group Co., Ltd.	0	(513)
	17,099	08/21/2025	MSI	NAURA Technology Group Co., Ltd.	0	(609)
EUR	48,089	08/21/2025	GST	Nemetschek AG	0	(703)
	1,004	08/21/2025	JPM	Nemetschek SE	0	(65)
	3,236	08/21/2025	MSI	Nemetschek SE	0	(95)
	32,926	08/21/2025	GST	Neste OYJ	0	833
USD	2,220	08/21/2025	MSI	Net Power, Inc.	0	(45)
	220,043	08/21/2025	GST	Netflix, Inc.	0	6,713
	47,310	08/21/2025	GST	Netflix, Inc.	0	(2,093)
	47,716	08/21/2025	JPM	Netflix, Inc.	0	(4,818)
	36,722	08/21/2025	MSI	New Jersey Resources Corp.	0	40
	77,135	08/21/2025	GST	New York Times Co.	0	1,998
	19,138	08/21/2025	MSI	New York Times Co.	0	873
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	16,640	08/21/2025	GST	NewRiver REIT PLC	$0	$(215)
	77,463	08/21/2025	MSI	NewRiver Retail Ltd.	0	(485)
	76,697	08/21/2025	GST	Next PLC	0	324
	3,141	08/21/2025	GST	Next PLC	0	(13)
CAD	5,441	08/21/2025	MSI	NGEx Minerals Ltd.	0	744
SEK	47,100	08/21/2025	JPM	Nibe Industrier AB	0	(2,264)
	101,044	08/21/2025	GST	Nibe Industrier AB	0	(2,684)
JPY	17,118	08/21/2025	MSI	Nichicon Corp.	0	1,101
	1,890	08/21/2025	JPM	Nikon Corp.	0	30
	1,090	08/21/2025	MSI	Nikon Corp.	0	(22)
	38,700	08/21/2025	GST	Nikon Corp.	0	(2,417)
USD	17,464	08/21/2025	MSI	Nintendo Co. Ltd.	0	(8)
JPY	14,124	08/21/2025	JPM	Nintendo Co., Ltd.	0	620
	9,214	08/21/2025	GST	Nintendo Co., Ltd.	0	173
	5,386	08/21/2025	MSI	Nintendo Co., Ltd.	0	(33)
USD	43,088	08/21/2025	JPM	NiSource, Inc.	0	2,885
	9,688	08/21/2025	MSI	NiSource, Inc.	0	627
	45,884	08/21/2025	MSI	Noble Corp. PLC	0	1,781
	22,066	08/21/2025	GST	Noble Corp. PLC	0	215
JPY	310,589	08/21/2025	MSI	Nomura Holdings, Inc.	0	19,331
EUR	34,935	08/21/2025	GST	Nordea Bank Abp	0	(1,378)
	80,540	08/21/2025	MSI	Nordea Bank Abp	0	(2,001)
SEK	46,542	08/21/2025	MSI	Nordnet AB publ	0	2,140
	125,230	08/21/2025	GST	Nordnet AB publ	0	(841)
EUR	14,976	08/21/2025	MSI	Northern Data AG	0	687
	6,619	08/21/2025	GST	Northern Data AG	0	635
USD	70,308	08/21/2025	JPM	Northern Oil & Gas, Inc.	0	2,527
	67,579	08/21/2025	MSI	Northern Oil & Gas, Inc.	0	(483)
	159,677	08/21/2025	GST	Northern Oil & Gas, Inc.	0	(8,438)
	24,769	08/21/2025	MSI	Northwest Natural Holding Co.	0	617
	6,184	08/21/2025	JPM	Northwestern Energy Group, Inc.	0	(206)
	12,029	08/21/2025	MSI	Novatek Microelectronics Corp.	0	821
DKK	1,098	08/21/2025	MSI	NTG Nordic Transport Group AS	0	(59)
	5,602	08/21/2025	JPM	NTG Nordic Transport Group AS	0	(85)
	22,573	08/21/2025	GST	NTG Nordic Transport Group AS	0	(849)
JPY	8,417	08/21/2025	GST	NTT Data Group Corp.	0	70
USD	7,699	08/21/2025	JPM	Nutanix, Inc.	0	182
	78,470	08/21/2025	MSI	nVent Electric PLC	0	(3,871)
	239,097	08/21/2025	JPM	NVIDIA Corp.	0	27,886
	336,419	08/21/2025	GST	NVIDIA Corp.	0	12,740
	83,814	08/21/2025	MSI	NVIDIA Corp.	0	3,520
	13,924	08/21/2025	GST	NXP Semiconductors NV	0	885
CAD	39,665	08/21/2025	MSI	Obsidian Energy Ltd.	0	(5,568)
GBP	30,924	08/21/2025	GST	Ocado Group PLC	0	1,007
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	19,627	08/21/2025	JPM	Ocado Group PLC	$0	$(2,398)
	18,402	08/21/2025	MSI	Ocado Group PLC	0	(6,206)
USD	6,321	08/21/2025	GST	Occidental Petroleum Corp.	0	(138)
	50,758	08/21/2025	MSI	Occidental Petroleum Corp.	0	(1,486)
	128,812	08/21/2025	JPM	Occidental Petroleum Corp.	0	(2,173)
	24,884	08/21/2025	MSI	OGE Energy Corp.	0	(324)
	6,138	08/21/2025	MSI	Oklo, Inc.	0	(449)
	90,940	08/21/2025	GST	Okta, Inc.	0	1,188
	6,423	08/21/2025	GST	Okta, Inc.	0	(130)
	66,611	08/21/2025	MSI	On Holding AG	0	6,093
	52,625	08/21/2025	GST	On Holding AG	0	4,589
	26,460	08/21/2025	MSI	ON Semiconductor Corp.	0	1,154
	15,743	08/21/2025	GST	ON Semiconductor Corp.	0	1,089
	41,569	08/21/2025	MSI	ONE Gas, Inc.	0	(57)
	38,719	08/21/2025	GST	ONE Gas, Inc.	0	(915)
	9,466	08/21/2025	GST	Onto Innovation, Inc.	0	465
	42,998	08/21/2025	MSI	Oracle Corp.	0	3,442
	22,406	08/21/2025	GST	Oracle Corp.	0	941
	1,695	08/21/2025	GST	O'Reilly Automotive, Inc.	0	(75)
	1,390	08/21/2025	JPM	O'Reilly Automotive, Inc.	0	(85)
DKK	7,179	08/21/2025	GST	Orsted AS	0	78
	8,879	08/21/2025	JPM	Orsted AS	0	(467)
	34,663	08/21/2025	MSI	Orsted AS	0	(913)
JPY	38,847	08/21/2025	JPM	Osaka Gas Co. Ltd.	0	936
HUF	30,541	08/21/2025	MSI	OTP Bank Nyrt	0	561
	304,181	08/21/2025	GST	OTP Bank Nyrt	0	(2,180)
JPY	25,854	08/21/2025	JPM	Otsuka Holdings Co. Ltd.	0	1,950
USD	7,725	08/21/2025	JPM	Otter Tail Corp.	0	162
	18,154	08/21/2025	GST	Otter Tail Corp.	0	94
	7,915	08/21/2025	MSI	Otter Tail Corp.	0	(111)
SGD	198,674	08/21/2025	MSI	Oversea-Chinese Banking Corp. Ltd.	0	2,010
USD	113,129	08/21/2025	JPM	Ovintiv, Inc.	0	4,851
	44,669	08/21/2025	GST	Ovintiv, Inc.	0	2,606
	76,021	08/21/2025	MSI	Ovintiv, Inc.	0	1,315
	2,277	08/21/2025	GST	Palantir Technologies, Inc.	0	(98)
	9,599	08/21/2025	JPM	Palantir Technologies, Inc.	0	(1,327)
	13,992	08/21/2025	GST	Palo Alto Networks, Inc.	0	1,840
	8,075	08/21/2025	MSI	Palo Alto Networks, Inc.	0	783
	3,021	08/21/2025	JPM	Palo Alto Networks, Inc.	0	417
DKK	106,944	08/21/2025	GST	Pandora AS	0	4,502
	25,405	08/21/2025	MSI	Pandora AS	0	1,512
	8,039	08/21/2025	JPM	Pandora AS	0	126
CAD	40,441	08/21/2025	MSI	Paramount Resources Ltd.	0	142
	16,276	08/21/2025	GST	Parex Resources, Inc.	0	(2,032)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	18,002	08/21/2025	MSI	Parex Resources, Inc.	$0	$(2,687)
USD	2,845	08/21/2025	GST	Parker-Hannifin Corp.	0	(83)
CAD	9,039	08/21/2025	JPM	Parkland Corp.	0	(217)
CHF	107,476	08/21/2025	GST	Partners Group Holding AG	0	3,152
	211,928	08/21/2025	MSI	Partners Group Holding AG	0	(6,665)
USD	22,531	08/21/2025	MSI	Patterson-UTI Energy, Inc.	0	705
	12,982	08/21/2025	JPM	Patterson-UTI Energy, Inc.	0	547
	2,221	08/21/2025	GST	Patterson-UTI Energy, Inc.	0	(30)
	7,522	08/21/2025	GST	Paycom Software, Inc.	0	(119)
	13,024	08/21/2025	GST	PayPal Holdings, Inc.	0	(923)
	26,047	08/21/2025	MSI	PayPal Holdings, Inc.	0	(1,499)
	81,228	08/21/2025	JPM	PayPal Holdings, Inc.	0	(3,323)
	9,473	08/21/2025	JPM	PDD Holdings, Inc.	0	(738)
	11,749	08/21/2025	GST	PDF Solutions, Inc.	0	812
	12,559	08/21/2025	MSI	Peabody Energy Corp.	0	(1,044)
GBP	17,282	08/21/2025	JPM	Pearson PLC	0	(88)
	12,305	08/21/2025	GST	Pearson PLC	0	(287)
	42,344	08/21/2025	MSI	Pearson PLC	0	(659)
CAD	2,418	08/21/2025	MSI	Pembina Pipeline Corp.	0	22
ZAR	6,658	08/21/2025	GST	Pepkor Holdings Ltd.	0	(84)
USD	22,105	08/21/2025	GST	PepsiCo, Inc.	0	590
	3,092	08/21/2025	JPM	PepsiCo, Inc.	0	(80)
	36,129	08/21/2025	MSI	PepsiCo, Inc.	0	(1,110)
EUR	39,341	08/21/2025	GST	Permanent TSB Group Holdings PLC	0	1,054
USD	136,941	08/21/2025	GST	Permian Resources Corp.	0	9,261
	155,930	08/21/2025	MSI	Permian Resources Corp.	0	7,179
	69,332	08/21/2025	JPM	Permian Resources Corp.	0	1,964
CAD	205,374	08/21/2025	JPM	Peyto Exploration & Development Corp.	0	6,868
EUR	29,386	08/21/2025	GST	Pfisterer Holding SE	0	(819)
USD	12,443	08/21/2025	GST	PG&E Corp.	0	(77)
	47,570	08/21/2025	MSI	Philip Morris International, Inc.	0	1,800
	24,706	08/21/2025	GST	Phillips 66	0	484
	18,736	08/21/2025	MSI	Phillips 66	0	199
	3,660	08/21/2025	MSI	Photronics, Inc.	0	(229)
	43,814	08/21/2025	MSI	Pinnacle West Capital Corp.	0	(46)
	117,116	08/21/2025	GST	Pinterest, Inc.	0	1,849
	13,300	08/21/2025	GST	Pinterest, Inc.	0	(210)
EUR	100,735	08/21/2025	MSI	Piraeus Financial Holdings SA	0	589
USD	115,565	08/21/2025	MSI	PJT Partners, Inc.	0	(1,070)
	7,456	08/21/2025	MSI	Plains All American Pipeline LP	0	28
	34,313	08/21/2025	JPM	Plains All American Pipeline LP	0	(354)
	35,826	08/21/2025	MSI	Plains GP Holdings LP	0	(728)
EUR	47,573	08/21/2025	GST	Planisware SA	0	3,908
USD	175,643	08/21/2025	GST	PNC Financial Services Group, Inc.	0	5,161
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	438,271	08/21/2025	MSI	PNC Financial Services Group, Inc.	$0	$4,265
	50,766	08/21/2025	JPM	PNC Financial Services Group, Inc.	0	534
HKD	18,185	08/21/2025	MSI	Pop Mart International Group Ltd.	0	714
USD	27,398	08/21/2025	GST	Portland General Electric Co.	0	(276)
	21,776	08/21/2025	MSI	Portland General Electric Co.	0	(388)
	36,797	08/21/2025	JPM	Portland General Electric Co.	0	(416)
PLN	20,245	08/21/2025	GST	Powszechna Kasa Oszczednosci Bank Polski SA	0	(367)
	143,100	08/21/2025	MSI	Powszechna Kasa Oszczednosci Bank Polski SA	0	(6,307)
USD	10,281	08/21/2025	GST	PPL Corp.	0	(145)
	101,581	08/21/2025	MSI	Principal Financial Group, Inc.	0	2,037
AUD	12,068	08/21/2025	MSI	Pro Medicus Ltd.	0	228
USD	29,441	08/21/2025	MSI	PROCEPT BioRobotics Corp.	0	(3,730)
	4,041	08/21/2025	MSI	Procore Technologies, Inc.	0	42
	644	08/21/2025	JPM	Procore Technologies, Inc.	0	1
	67,335	08/21/2025	GST	Procore Technologies, Inc.	0	(1,651)
	16,031	08/21/2025	MSI	Procter & Gamble Co.	0	232
	101,729	08/21/2025	GST	Progressive Corp.	0	1,282
EUR	1,227	08/21/2025	GST	Prosus NV	0	(3)
	1,078	08/21/2025	MSI	Prosus NV	0	(27)
GBP	207,912	08/21/2025	GST	Prudential PLC	0	8,273
	66,593	08/21/2025	MSI	Prudential PLC	0	2,477
EUR	466,478	08/21/2025	GST	Prysmian SpA	0	39,843
	42,142	08/21/2025	GST	Publicis Groupe SA	0	1,272
	2,179	08/21/2025	MSI	Publicis Groupe SA	0	227
	741	08/21/2025	JPM	Publicis Groupe SA	0	83
	15,566	08/21/2025	MSI	Publicis Groupe SA	0	(1,618)
	94,988	08/21/2025	GST	Publicis Groupe SA	0	(2,868)
	27,106	08/21/2025	JPM	Publicis Groupe SA	0	(3,019)
USD	6,979	08/21/2025	MSI	Pure Storage, Inc.	0	(640)
	2,622	08/21/2025	JPM	Q2 Holdings, Inc.	0	267
EUR	120,718	08/21/2025	GST	Qiagen NV	0	5,924
	24,458	08/21/2025	JPM	Qiagen NV	0	1,464
	2,291	08/21/2025	MSI	Qiagen NV	0	125
	24,554	08/21/2025	GST	QT Group OYJ	0	417
	4,969	08/21/2025	MSI	QT Group OYJ	0	202
	10,319	08/21/2025	JPM	QT Group OYJ	0	(73)
USD	190,154	08/21/2025	GST	QUALCOMM, Inc.	0	14,922
	118,062	08/21/2025	MSI	QUALCOMM, Inc.	0	9,606
	28,613	08/21/2025	JPM	Quanta Computer, Inc.	0	(582)
	1,993	08/21/2025	GST	Quanta Services, Inc.	0	(37)
	2,888	08/21/2025	GST	Ralph Lauren Corp.	0	(100)
	10,518	08/21/2025	MSI	Rambus, Inc.	0	(1,532)
	39,143	08/21/2025	JPM	Raymond James Financial, Inc.	0	(2,472)
	269,878	08/21/2025	MSI	Raymond James Financial, Inc.	0	(18,755)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AUD	11,310	08/21/2025	MSI	REA Group Ltd.	$0	$(133)
JPY	10,222	08/21/2025	GST	Recruit Holdings Co., Ltd.	0	(1,099)
EUR	17,781	08/21/2025	GST	Redcare Pharmacy NV	0	1,502
	25,690	08/21/2025	JPM	Redcare Pharmacy NV	0	1,079
	20,289	08/21/2025	MSI	Redcare Pharmacy NV	0	(1,086)
USD	55,883	08/21/2025	GST	Reddit, Inc.	0	5,463
	3,041	08/21/2025	MSI	Reddit, Inc.	0	(332)
	8,485	08/21/2025	GST	Reddit, Inc.	0	(829)
	3,288	08/21/2025	JPM	Regeneron Pharmaceuticals, Inc.	0	15
	66,517	08/21/2025	JPM	RenaissanceRe Holdings Ltd.	0	(1,243)
	110,976	08/21/2025	MSI	RenaissanceRe Holdings Ltd.	0	(3,094)
EUR	58,809	08/21/2025	JPM	RENK Group AG	0	159
	1,411	08/21/2025	JPM	Repsol SA	0	(97)
	37,643	08/21/2025	GST	Repsol SA	0	(596)
JPY	54,606	08/21/2025	MSI	Resona Holdings, Inc.	0	(3,748)
	96,781	08/21/2025	JPM	Resona Holdings, Inc.	0	(5,315)
USD	7,415	08/21/2025	GST	Revolution Medicines, Inc.	0	(222)
EUR	152,863	08/21/2025	GST	Rheinmetall AG	0	(6,568)
USD	6,698	08/21/2025	MSI	Ring Energy, Inc.	0	(102)
DKK	104,818	08/21/2025	GST	Ringkjoebing Landbobank AS	0	(2,774)
AUD	382,421	08/21/2025	JPM	Rio Tinto Ltd.	0	(21,437)
USD	26,971	08/21/2025	MSI	Rio Tinto PLC	0	(165)
	2,295	08/21/2025	GST	Robinhood Markets, Inc.	0	28
	30,707	08/21/2025	MSI	ROBLOX Corp.	0	(6,910)
	379,578	08/21/2025	MSI	Rockwell Automation, Inc.	0	(4,655)
SEK	52,219	08/21/2025	GST	Roko AB	0	3,818
	2,215	08/21/2025	JPM	Roko AB	0	(281)
	8,207	08/21/2025	MSI	Roko AB	0	(786)
USD	12,286	08/21/2025	GST	Roku, Inc.	0	(331)
	13,838	08/21/2025	MSI	Roku, Inc.	0	(756)
GBP	32,240	08/21/2025	MSI	Rolls-Royce Holdings PLC	0	2,609
	6,409	08/21/2025	GST	Rolls-Royce Holdings PLC	0	450
USD	57,361	08/21/2025	GST	Ross Stores, Inc.	0	(1,079)
	28,325	08/21/2025	MSI	Ross Stores, Inc.	0	(1,987)
GBP	45,909	08/21/2025	GST	Rotork PLC	0	61
USD	11,604	08/21/2025	MSI	Royal Caribbean Cruises Ltd.	0	796
	3,811	08/21/2025	GST	Royal Caribbean Cruises Ltd.	0	315
DKK	6,087	08/21/2025	MSI	Royal Unibrew AS	0	(289)
	99,585	08/21/2025	GST	Royal Unibrew AS	0	(5,147)
GBP	8,455	08/21/2025	MSI	RS Group PLC	0	(307)
	13,877	08/21/2025	JPM	RS Group PLC	0	(371)
	102,877	08/21/2025	GST	RS Group PLC	0	(3,544)
EUR	11,145	08/21/2025	MSI	Ryanair Holdings PLC	0	1,053
	11,256	08/21/2025	JPM	Ryanair Holdings PLC	0	644
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	3,631	08/21/2025	GST	Ryanair Holdings PLC	$0	$202
USD	36,723	08/21/2025	JPM	Ryanair Holdings PLC	0	2,507
	4,669	08/21/2025	GST	Ryanair Holdings PLC	0	188
EUR	45,472	08/21/2025	JPM	Sacyr SA	0	388
	6,916	08/21/2025	MSI	Sacyr SA	0	126
	3,347	08/21/2025	GST	Sacyr SA	0	49
GBP	31,967	08/21/2025	GST	Safestore Holdings PLC	0	329
USD	3,963	08/21/2025	MSI	SailPoint, Inc.	0	(348)
	7,762	08/21/2025	GST	SailPoint, Inc.	0	(795)
	135,074	08/21/2025	GST	Salesforce, Inc.	0	2,034
	41,986	08/21/2025	MSI	Salesforce, Inc.	0	(122)
	48,260	08/21/2025	GST	Salesforce, Inc.	0	(727)
EUR	89,882	08/21/2025	JPM	Sampo OYJ	0	1,208
	183,147	08/21/2025	MSI	Sampo OYJ	0	1,190
	183,438	08/21/2025	GST	Sampo OYJ	0	(1,061)
USD	1,259	08/21/2025	GST	Samsara, Inc.	0	4
	2,746	08/21/2025	MSI	Samsara, Inc.	0	(30)
JPY	95,470	08/21/2025	MSI	San-In Godo Bank Ltd.	0	507
AUD	8,242	08/21/2025	JPM	Santos Ltd.	0	(90)
	26,497	08/21/2025	MSI	Santos Ltd.	0	(349)
EUR	85,388	08/21/2025	GST	SAP SE	0	4,106
	8,451	08/21/2025	MSI	SAP SE	0	323
	7,357	08/21/2025	JPM	SAP SE	0	(314)
	32,289	08/21/2025	GST	SAP SE	0	(1,577)
USD	58,507	08/21/2025	MSI	SAP SE	0	2,887
	5,458	08/21/2025	GST	SAP SE	0	11
EUR	35,120	08/21/2025	JPM	Sartorius AG	0	4,808
	26,772	08/21/2025	GST	Sartorius AG	0	1,867
GBP	52,884	08/21/2025	GST	Savills PLC	0	512
	8,893	08/21/2025	JPM	Savills PLC	0	222
DKK	57,998	08/21/2025	GST	Scandinavian Tobacco Group AS	0	86
USD	134,765	08/21/2025	MSI	Schlumberger NV	0	4,230
	73,788	08/21/2025	GST	Schlumberger NV	0	(572)
EUR	677,580	08/21/2025	JPM	Schneider Electric SE	0	(37,972)
USD	22,822	08/21/2025	GST	Scholar Rock Holding Corp.	0	(2,259)
EUR	3,088	08/21/2025	GST	Scout24 AG	0	71
	420	08/21/2025	CBK	Scout24 SE	0	9
JPY	9,866	08/21/2025	GST	SCREEN Holdings Co. Ltd.	0	150
USD	10,603	08/21/2025	MSI	Sea Ltd.	0	108
	12,495	08/21/2025	GST	Seadrill Ltd.	0	(627)
GBP	54,222	08/21/2025	GST	Segro PLC	0	1,718
	18,034	08/21/2025	JPM	Segro PLC	0	571
	4,519	08/21/2025	MSI	Segro PLC	0	63
USD	39,599	08/21/2025	GST	Sempra	0	1,567
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,636	08/21/2025	MSI	Sempra	$0	$777
	7,752	08/21/2025	JPM	Semtech Corp.	0	(1,548)
GBP	959	08/21/2025	JPM	Serco Group PLC	0	4
	10,557	08/21/2025	MSI	Serco Group PLC	0	(173)
	106,415	08/21/2025	GST	Serco Group PLC	0	(1,728)
USD	178,825	08/21/2025	GST	ServiceNow, Inc.	0	3,404
	31,578	08/21/2025	MSI	ServiceNow, Inc.	0	455
	1,914	08/21/2025	MSI	ServiceNow, Inc.	0	(28)
	33,597	08/21/2025	GST	ServiceNow, Inc.	0	(588)
	49,680	08/21/2025	JPM	ServiceNow, Inc.	0	(4,411)
	106,051	08/21/2025	MSI	SharkNinja, Inc.	0	5,173
	9,411	08/21/2025	GST	Shift4 Payments, Inc.	0	244
	5,318	08/21/2025	MSI	Shift4 Payments, Inc.	0	(38)
JPY	123,783	08/21/2025	GST	Shiga Bank Ltd.	0	1,585
	12,094	08/21/2025	MSI	Shiga Bank Ltd.	0	205
	6,111	08/21/2025	JPM	Shiga Bank Ltd.	0	149
	17,378	08/21/2025	GST	Shionogi & Co. Ltd.	0	870
	236,975	08/21/2025	MSI	Shizuoka Financial Group, Inc.	0	(10,601)
USD	9,504	08/21/2025	MSI	Shoals Technologies Group, Inc.	0	(772)
	19,132	08/21/2025	GST	Shoals Technologies Group, Inc.	0	(1,739)
	46,135	08/21/2025	MSI	Shopify, Inc.	0	2,871
	1,027	08/21/2025	GST	Shopify, Inc.	0	(50)
	332,874	08/21/2025	JPM	Short Term Rates Trend	0	(475)
EUR	13,096	08/21/2025	GST	Shurgard Self Storage Ltd.	0	728
	9,796	08/21/2025	JPM	Shurgard Self Storage Ltd.	0	457
ZAR	16,021	08/21/2025	MSI	Sibanye Stillwater Ltd.	0	(157)
EUR	60,151	08/21/2025	GST	Siemens AG	0	296
	1,775	08/21/2025	MSI	Siemens AG	0	(41)
	26,231	08/21/2025	JPM	Siemens AG	0	(408)
	191,067	08/21/2025	GST	Siemens AG	0	(2,765)
	660,575	08/21/2025	JPM	Siemens AG	0	(5,333)
	2,083	08/21/2025	GST	Siemens Energy AG	0	(159)
CHF	48,761	08/21/2025	MSI	Sika AG	0	3,146
	45,325	08/21/2025	GST	Sika AG	0	2,629
USD	10,541	08/21/2025	GST	Silicon Laboratories, Inc.	0	1,053
SGD	2,573	08/21/2025	MSI	Singapore Technologies Engineering Ltd.	0	(129)
	2,703	08/21/2025	MSI	Singapore Telecommunications Ltd.	0	105
USD	111,004	08/21/2025	MSI	SiriusPoint Ltd.	0	6,951
	12,810	08/21/2025	JPM	SiTime Corp.	0	173
	9,132	08/21/2025	JPM	SiTime Corp.	0	4
	1,374	08/21/2025	GST	SK Hynix, Inc.	0	(15)
	25,554	08/21/2025	JPM	SK Hynix, Inc.	0	(505)
	64,882	08/21/2025	MSI	SK Hynix, Inc.	0	(6,629)
SEK	35,114	08/21/2025	JPM	Skandinaviska Enskilda Banken AB	0	(984)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	143,424	08/21/2025	MSI	Skandinaviska Enskilda Banken AB	$0	$(5,303)
	672,632	08/21/2025	GST	Skandinaviska Enskilda Banken AB	0	(12,303)
USD	9,600	08/21/2025	JPM	Skyworks Solutions, Inc.	0	964
	12,483	08/21/2025	MSI	SM Energy Co.	0	233
	28,077	08/21/2025	JPM	SM Energy Co.	0	(2,493)
	61,940	08/21/2025	GST	SM Energy Co.	0	(3,393)
GBP	78,216	08/21/2025	MSI	Smiths Group PLC	0	1,413
	15,222	08/21/2025	JPM	Smiths Group PLC	0	672
	139,853	08/21/2025	GST	Smiths Group PLC	0	(803)
USD	10,522	08/21/2025	GST	Snap, Inc.	0	479
	67,283	08/21/2025	GST	Snowflake, Inc.	0	2,449
	45,781	08/21/2025	MSI	Snowflake, Inc.	0	1,377
	2,258	08/21/2025	JPM	Snowflake, Inc.	0	(23)
EUR	157,604	08/21/2025	GST	Societe Generale SA	0	17,408
	721	08/21/2025	MSI	Societe Generale SA	0	66
USD	25,193	08/21/2025	GST	SoFi Technologies, Inc.	0	851
	9,693	08/21/2025	MSI	SoFi Technologies, Inc.	0	(377)
	46,688	08/21/2025	MSI	SolarEdge Technologies, Inc.	0	(8,454)
EUR	18,133	08/21/2025	GST	Solaria Energia y Medio Ambiente SA	0	(1,082)
CHF	65,273	08/21/2025	GST	Sonova Holding AG	0	2,925
	1,433	08/21/2025	MSI	Sonova Holding AG	0	53
JPY	48,094	08/21/2025	GST	Sony Group Corp.	0	1,182
	39,364	08/21/2025	MSI	Sony Group Corp.	0	454
	4,875	08/21/2025	JPM	Sony Group Corp.	0	(70)
USD	12,449	08/21/2025	MSI	Southwest Gas Holdings, Inc.	0	(102)
	2,731,377	08/21/2025	GST	SPDR S&P 500 ETF Trust	0	14,379
	3,144	08/21/2025	GST	SPDR S&P 500 ETF Trust	0	(17)
	102,031	08/21/2025	MSI	SPDR S&P 500 ETF Trust	0	(1,630)
	1,021,060	08/21/2025	MSI	SPDR S&P Oil & Gas Exploration & Production ETF	0	6,497
	174,597	08/21/2025	JPM	SPDR S&P Oil & Gas Exploration & Production ETF	0	(712)
	1,046,607	08/21/2025	MSI	SPDR S&P Regional Banking ETF	0	(40,963)
	1,327,360	08/21/2025	MSI	SPDR S&P Retail ETF	0	55,052
GBP	132,744	08/21/2025	GST	Spectris PLC	0	472
EUR	106,363	08/21/2025	GST	SPIE SA	0	9,600
	11,916	08/21/2025	MSI	SPIE SA	0	1,198
	8,869	08/21/2025	JPM	SPIE SA	0	762
USD	77,425	08/21/2025	GST	Spotify Technology SA	0	2,240
	33,223	08/21/2025	GST	Spotify Technology SA	0	(3,776)
	38,702	08/21/2025	MSI	Spotify Technology SA	0	(4,869)
	61,112	08/21/2025	JPM	Spotify Technology SA	0	(9,109)
	29,637	08/21/2025	MSI	Sprouts Farmers Market, Inc.	0	2,360
	7,367	08/21/2025	MSI	SS&C Technologies Holdings, Inc.	0	(327)
	14,312	08/21/2025	GST	SS&C Technologies Holdings, Inc.	0	(390)
GBP	673,221	08/21/2025	GST	Standard Chartered PLC	0	6,729
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	33,080	08/21/2025	MSI	Stellantis NV	$0	$3,068
	24,008	08/21/2025	JPM	Stellantis NV	0	1,875
	20,076	08/21/2025	GST	Stellantis NV	0	753
USD	28,279	08/21/2025	GST	Stevanato Group SpA	0	(632)
EUR	11,397	08/21/2025	GST	STMicroelectronics NV	0	2,404
NOK	276,525	08/21/2025	MSI	Storebrand ASA	0	2,423
	147,149	08/21/2025	GST	Storebrand ASA	0	(270)
EUR	106,393	08/21/2025	MSI	STOXX Europe 600 Automobiles & Parts Index	0	4,503
	1,077,889	08/21/2025	GST	STOXX Europe 600 Banks Index	0	(54,072)
	101,410	08/21/2025	MSI	STOXX Europe 600 Financial Services Index	0	1,252
	1,294,744	08/21/2025	GST	STOXX Europe 600 Industrial Goods & Services Index	0	(696)
	400,841	08/21/2025	MSI	STOXX Europe 600 Insurance Index	0	(8,898)
	949,376	08/21/2025	GST	STOXX Europe 600 Oil & Gas Index	0	(16,285)
	256,357	08/21/2025	MSI	STOXX Europe 600 Real Estate Index	0	280
CHF	61,418	08/21/2025	JPM	Straumann Holding AG	0	3,612
	30,725	08/21/2025	GST	Straumann Holding AG	0	2,154
USD	17,884	08/21/2025	MSI	Structure Therapeutics, Inc.	0	(1,330)
NOK	37,431	08/21/2025	GST	Subsea 7 SA	0	21
CHF	85,866	08/21/2025	GST	Sulzer AG	0	3,327
	15,443	08/21/2025	MSI	Sulzer AG	0	923
	9,596	08/21/2025	JPM	Sulzer AG	0	184
JPY	24,945	08/21/2025	MSI	SUMCO Corp.	0	178
	21,886	08/21/2025	GST	SUMCO Corp.	0	82
	3,689	08/21/2025	JPM	SUMCO Corp.	0	(299)
	37,963	08/21/2025	GST	Sumitomo Electric Industries Ltd.	0	4,062
	135,613	08/21/2025	MSI	Sumitomo Mitsui Financial Group, Inc.	0	(6,626)
	23,816	08/21/2025	JPM	Sumitomo Mitsui Trust Group, Inc.	0	(617)
	103,378	08/21/2025	MSI	Sumitomo Mitsui Trust Group, Inc.	0	(3,105)
	85,337	08/21/2025	GST	Sumitomo Mitsui Trust Holdings, Inc.	0	(1,323)
USD	101,581	08/21/2025	MSI	Sun Life Financial, Inc.	0	1,907
	17,853	08/21/2025	MSI	Sunrun, Inc.	0	(1,140)
	10,270	08/21/2025	JPM	Super Micro Computer, Inc.	0	(2,585)
SEK	265,448	08/21/2025	MSI	Svenska Handelsbanken AB	0	9,430
	27,051	08/21/2025	GST	Svenska Handelsbanken AB	0	(399)
	193,756	08/21/2025	JPM	Swedbank AB	0	(6,173)
	395,087	08/21/2025	MSI	Swedbank AB	0	(16,045)
	523,002	08/21/2025	GST	Swedbank AB	0	(20,155)
CHF	43,809	08/21/2025	GST	Swiss Life Holding AG	0	(554)
	124,339	08/21/2025	MSI	Swiss Life Holding AG	0	(4,013)
	12,052	08/21/2025	MSI	Swiss Re AG	0	(484)
	202,169	08/21/2025	GST	Swiss Re Ltd.	0	1,428
USD	2,509	08/21/2025	JPM	Synchrony Financial	0	1
	903	08/21/2025	GST	Synchrony Financial	0	(3)
	427,034	08/21/2025	GST	Synopsys, Inc.	0	30,331
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	33,008	08/21/2025	MSI	Synopsys, Inc.	$0	$3,733
	10,194	08/21/2025	JPM	Synopsys, Inc.	0	(1,842)
	149,520	08/21/2025	GST	Taiwan Semiconductor Manufacturing Co. Ltd.	0	1,734
	18,583	08/21/2025	GST	Taiwan Semiconductor Manufacturing Co. Ltd.	0	(282)
	153,393	08/21/2025	JPM	Taiwan Semiconductor Manufacturing Co., Ltd.	0	5,538
	127,479	08/21/2025	MSI	Taiwan Semiconductor Manufacturing Co., Ltd.	0	2,512
	118,267	08/21/2025	MSI	Taiwan Semiconductor Manufacturing Co., Ltd.	0	2,059
	4,125	08/21/2025	JPM	Taiwan Semiconductor Manufacturing Co., Ltd.	0	224
EUR	269,801	08/21/2025	GST	Talanx AG	0	14,194
USD	12,527	08/21/2025	MSI	Talen Energy Corp.	0	310
	7,868	08/21/2025	MSI	Talos Energy, Inc.	0	28
	101,089	08/21/2025	GST	Tapestry, Inc.	0	1,540
	2,341	08/21/2025	GST	Tapestry, Inc.	0	(36)
	109,411	08/21/2025	GST	Targa Resources Corp.	0	2,084
	193,652	08/21/2025	MSI	Targa Resources Corp.	0	(1,282)
	68,481	08/21/2025	MSI	Target Corp.	0	1,146
CAD	139,783	08/21/2025	MSI	TC Energy Corp.	0	373
	111,432	08/21/2025	GST	TC Energy Corp.	0	(2,195)
JPY	33,295	08/21/2025	GST	TDK Corp.	0	3,215
EUR	147,311	08/21/2025	GST	Technip Energies NV	0	3,572
	61,229	08/21/2025	MSI	Tecnicas Reunidas SA	0	1,215
	10,030	08/21/2025	GST	Tecnicas Reunidas SA	0	207
CHF	1,715	08/21/2025	MSI	Temenos AG	0	(457)
	23,676	08/21/2025	GST	Temenos AG	0	(5,291)
HKD	25,381	08/21/2025	MSI	Tencent Holdings Ltd.	0	1,605
	15,732	08/21/2025	JPM	Tencent Holdings Ltd.	0	1,511
	17,937	08/21/2025	GST	Tencent Holdings Ltd.	0	988
	8,697	08/21/2025	JPM	Tencent Holdings Ltd.	0	(835)
USD	12,421	08/21/2025	GST	Teradyne, Inc.	0	(1,652)
	88,137	08/21/2025	GST	Tesla, Inc.	0	5,213
	248,699	08/21/2025	MSI	Tesla, Inc.	0	2,083
	210,893	08/21/2025	GST	Texas Instruments, Inc.	0	26,936
	59,394	08/21/2025	MSI	Texas Instruments, Inc.	0	10,146
	42,722	08/21/2025	JPM	Texas Instruments, Inc.	0	6,510
	8,271	08/21/2025	JPM	Texas Pacific Land Corp.	0	526
	53,348	08/21/2025	GST	Texas Pacific Land Corp.	0	101
EUR	288	08/21/2025	MSI	Thales SA	0	(14)
	59,399	08/21/2025	GST	Thales SA	0	(2,556)
	20,462	08/21/2025	JPM	Theon International PLC	0	865
CAD	8,864	08/21/2025	JPM	Thomson Reuters Corp.	0	(103)
USD	99,327	08/21/2025	GST	TJX Cos., Inc.	0	326
	196,872	08/21/2025	MSI	TJX Cos., Inc.	0	(2,999)
	37,684	08/21/2025	GST	T-Mobile U.S., Inc.	0	938
	125,609	08/21/2025	MSI	T-Mobile U.S., Inc.	0	(1,463)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	362,540	08/21/2025	GST	T-Mobile U.S., Inc.	$0	$(3,896)
	21,006	08/21/2025	GST	Toast, Inc.	0	679
	2,084	08/21/2025	MSI	Toast, Inc.	0	(212)
	9,367	08/21/2025	GST	Toast, Inc.	0	(303)
JPY	68,162	08/21/2025	MSI	Tochigi Bank Ltd.	0	2,277
	73,077	08/21/2025	GST	Tochigi Bank Ltd.	0	1,599
	10,047	08/21/2025	JPM	Tokyo Electron Ltd.	0	62
	2,210	08/21/2025	MSI	Tokyo Electron Ltd.	0	37
	53,139	08/21/2025	MSI	Tokyo Kiraboshi Financial Group, Inc.	0	(253)
	1,147	08/21/2025	JPM	Tokyo Seimitsu Co. Ltd.	0	(14)
	30,534	08/21/2025	GST	Tokyo Seimitsu Co., Ltd.	0	247
	6,499	08/21/2025	MSI	Tokyo Seimitsu Co., Ltd.	0	171
	385,977	08/21/2025	GST	Tokyo Stock Exchange REIT Index	0	(8,264)
	21,634	08/21/2025	GST	Tokyo Stock Exchange Tokyo Price Index TOPIX	0	(793)
	100,380	08/21/2025	MSI	Tokyo Stock Exchange TOPIX Banks Index	0	1,757
	29,338	08/21/2025	GST	Tokyo Stock Exchange TOPIX Banks Index	0	(1,555)
	101,141	08/21/2025	MSI	Tokyo Stock Exchange TOPIX Banks Index	0	(3,686)
	23,781	08/21/2025	GST	TOPPAN Holdings, Inc.	0	1,074
EUR	37,355	08/21/2025	GST	TotalEnergies SE	0	262
CAD	131,951	08/21/2025	MSI	Tourmaline Oil Corp.	0	4,077
USD	266,781	08/21/2025	GST	TPG, Inc.	0	8,639
	89,989	08/21/2025	MSI	TPG, Inc.	0	4,748
	28,820	08/21/2025	GST	Tractor Supply Co.	0	231
	75,439	08/21/2025	MSI	Tractor Supply Co.	0	(817)
	37,374	08/21/2025	GST	Trade Desk, Inc.	0	(3,236)
	31,313	08/21/2025	MSI	Tradeweb Markets, Inc.	0	969
	22,138	08/21/2025	GST	Tradeweb Markets, Inc.	0	584
	12,731	08/21/2025	GST	Transocean Ltd.	0	32
	25,707	08/21/2025	MSI	Transocean Ltd.	0	(719)
	256,086	08/21/2025	GST	TransUnion	0	8,161
	106,966	08/21/2025	MSI	TransUnion	0	(734)
EUR	44,549	08/21/2025	GST	Traton SE	0	405
SEK	5,267	08/21/2025	MSI	Trelleborg AB	0	(259)
	50,803	08/21/2025	GST	Trelleborg AB	0	(727)
USD	16,383	08/21/2025	GST	TriNet Group, Inc.	0	570
	1,909	08/21/2025	MSI	TriNet Group, Inc.	0	(11)
	21,573	08/21/2025	JPM	TriNet Group, Inc.	0	(1,162)
	4,310	08/21/2025	JPM	TripAdvisor, Inc.	0	(80)
SEK	81,785	08/21/2025	GST	Truecaller AB	0	6,089
	2,584	08/21/2025	JPM	Truecaller AB	0	694
	1,224	08/21/2025	MSI	Truecaller AB	0	305
USD	409,896	08/21/2025	MSI	Truist Financial Corp.	0	(12,922)
DKK	14,949	08/21/2025	GST	Tryg AS	0	158
	137,077	08/21/2025	MSI	Tryg AS	0	138
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,641	08/21/2025	MSI	Twilio, Inc.	$0	$(68)
	94,786	08/21/2025	GST	U.S. Dispersion Index	0	(647)
	540,364	08/21/2025	GST	U.S. Dispersion Index	0	(2,896)
	46,492	08/21/2025	GST	Uber Technologies, Inc.	0	1,739
	19,456	08/21/2025	MSI	Uber Technologies, Inc.	0	941
	3,674	08/21/2025	JPM	Uber Technologies, Inc.	0	339
EUR	24,095	08/21/2025	GST	Ubisoft Entertainment SA	0	(223)
CHF	714,037	08/21/2025	MSI	UBS Group AG	0	43,925
	88,900	08/21/2025	GST	UBS Group AG	0	922
EUR	94,669	08/21/2025	GST	UCB SA	0	8,398
	52,253	08/21/2025	JPM	UCB SA	0	5,731
	2,380	08/21/2025	MSI	UCB SA	0	1,978
	35,331	08/21/2025	MSI	Unibail-Rodamco- Westfield	0	1,951
	31,618	08/21/2025	GST	Unibail-Rodamco- Westfield	0	1,166
	661,814	08/21/2025	GST	UniCredit SpA	0	70,661
	583,919	08/21/2025	MSI	UniCredit SpA	0	46,590
GBP	1,317	08/21/2025	MSI	Unilever PLC	0	(24)
	141,414	08/21/2025	GST	Unilever PLC	0	(1,169)
	60,128	08/21/2025	JPM	Unilever PLC	0	(1,172)
EUR	25,228	08/21/2025	GST	UNIQA Insurance Group AG	0	1,912
	122,832	08/21/2025	GST	United Internet AG	0	758
USD	122,350	08/21/2025	GST	United Parcel Service, Inc.	0	14,477
	30,755	08/21/2025	MSI	United Parcel Service, Inc.	0	4,131
	10,850	08/21/2025	MSI	United Therapeutics Corp.	0	(686)
	18,467	08/21/2025	GST	United Therapeutics Corp.	0	(1,160)
	9,319	08/21/2025	JPM	Universal Display Corp.	0	655
EUR	2,187	08/21/2025	JPM	Universal Music Group NV	0	128
USD	65,953	08/21/2025	MSI	Utilities Select Sector SPDR Fund	0	(2,926)
EUR	31,378	08/21/2025	JPM	Valeo SE	0	951
	8,654	08/21/2025	GST	Valeo SE	0	408
	13,397	08/21/2025	GST	Valmet Corp.	0	(1,308)
USD	18,687	08/21/2025	MSI	VanEck Gold Miners ETF	0	252
	536,839	08/21/2025	MSI	VanEck Gold Miners ETF	0	(11,454)
	275,065	08/21/2025	MSI	VanEck Oil Services ETF	0	(826)
	198,862	08/21/2025	GST	VanEck Oil Services ETF	0	(9,274)
GBP	101,614	08/21/2025	MSI	Vanguard FTSE 250 UCITS ETF	0	(1,039)
NOK	111,231	08/21/2025	JPM	Var Energi ASA	0	7,362
USD	36,700	08/21/2025	GST	Varonis Systems, Inc.	0	2,605
CHF	33,922	08/21/2025	GST	VAT Group AG	0	4,970
	25,553	08/21/2025	JPM	VAT Group AG	0	3,377
	5,550	08/21/2025	MSI	VAT Group AG	0	914
USD	3,546	08/21/2025	GST	Veeco Instruments, Inc.	0	96
	18,108	08/21/2025	MSI	Venture Global, Inc.	0	953
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,127	08/21/2025	GST	Venture Global, Inc.	$0	$(54)
	5,306	08/21/2025	JPM	Venture Global, Inc.	0	(60)
EUR	65,708	08/21/2025	GST	Veolia Environnement SA	0	2,072
	32,900	08/21/2025	MSI	Verbund AG	0	(64)
	51,402	08/21/2025	GST	Verbund AG	0	(100)
	5,935	08/21/2025	JPM	Verbund AG	0	(111)
USD	3,126	08/21/2025	GST	VeriSign, Inc.	0	168
	10,478	08/21/2025	JPM	Verisk Analytics, Inc.	0	1,002
	7,203	08/21/2025	MSI	Verisk Analytics, Inc.	0	514
	2,097	08/21/2025	GST	Verisk Analytics, Inc.	0	146
	909	08/21/2025	CBK	Verisk Analytics, Inc.	0	73
	41,343	08/21/2025	MSI	Verizon Communications, Inc.	0	(1,503)
	238,415	08/21/2025	GST	Verizon Communications, Inc.	0	(1,512)
CAD	69,992	08/21/2025	MSI	Vermilion Energy, Inc.	0	(1,837)
USD	2,551	08/21/2025	MSI	Vertex, Inc.	0	(129)
	6,449	08/21/2025	GST	Vertex, Inc.	0	(313)
	2,650	08/21/2025	GST	Vertiv Holdings Co.	0	(407)
DKK	77,605	08/21/2025	GST	Vestas Wind Systems AS	0	(990)
EUR	96,091	08/21/2025	GST	Vienna Insurance Group AG Wiener Versicherung Gruppe	0	3,809
	1,896	08/21/2025	JPM	Vienna Insurance Group AG Wiener Versicherung Gruppe	0	112
USD	2,502	08/21/2025	JPM	Viking Holdings Ltd.	0	(82)
EUR	72,166	08/21/2025	JPM	Vinci SA	0	2,307
	3,498	08/21/2025	GST	Vinci SA	0	93
	2,014	08/21/2025	MSI	Vinci SA	0	41
USD	203,445	08/21/2025	GST	Viper Energy, Inc.	0	1,086
	19,111	08/21/2025	MSI	Viper Energy, Inc.	0	(168)
	536,587	08/21/2025	GST	Visa, Inc.	0	8,364
	20,844	08/21/2025	MSI	Visa, Inc.	0	461
	12,404	08/21/2025	GST	Vistra Corp.	0	108
	2,259	08/21/2025	GST	Vistra Corp.	0	(244)
	39,313	08/21/2025	MSI	Vita Coco Co., Inc.	0	(2,255)
	33,527	08/21/2025	GST	Vita Coco Co., Inc.	0	(3,238)
	763	08/21/2025	MSI	Vital Energy, Inc.	0	(115)
	10,869	08/21/2025	GST	Vital Energy, Inc.	0	(1,354)
	15,605	08/21/2025	JPM	Vital Energy, Inc.	0	(1,926)
SEK	35,411	08/21/2025	GST	Vitec Software Group AB	0	687
USD	7,664	08/21/2025	JPM	Vitesse Energy, Inc.	0	(376)
EUR	86,655	08/21/2025	GST	Vonovia SE	0	4,344
	22,556	08/21/2025	JPM	Vonovia SE	0	1,161
	4,089	08/21/2025	JPM	Vossloh AG	0	(81)
	33,196	08/21/2025	GST	VusionGroup	0	2,340
	2,144	08/21/2025	JPM	VusionGroup	0	67
USD	3,933	08/21/2025	MSI	W&T Offshore, Inc.	0	(138)
	18,327	08/21/2025	JPM	W&T Offshore, Inc.	0	(656)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	37,261	08/21/2025	GST	Wallenstam AB	$0	$1,100
	1,309	08/21/2025	JPM	Wallenstam AB	0	45
	1,549	08/21/2025	MSI	Wallenstam AB	0	23
USD	37,216	08/21/2025	GST	Walmart, Inc.	0	(899)
	46,360	08/21/2025	MSI	Walmart, Inc.	0	(1,259)
	9,114	08/21/2025	JPM	Walt Disney Co.	0	300
	109,224	08/21/2025	MSI	Walt Disney Co.	0	119
	2,658	08/21/2025	GST	Walt Disney Co.	0	38
	133,770	08/21/2025	GST	Walt Disney Co.	0	(1,915)
EUR	18,778	08/21/2025	MSI	Wartsila OYJ Abp	0	2,624
	19,646	08/21/2025	GST	Wartsila OYJ Abp	0	852
USD	58,172	08/21/2025	JPM	WEC Energy Group, Inc.	0	2,367
	910,937	08/21/2025	GST	Wells Fargo & Co.	0	3,971
	50,952	08/21/2025	JPM	Wells Fargo & Co.	0	(639)
	729,601	08/21/2025	MSI	Wells Fargo & Co.	0	(4,898)
	69,952	08/21/2025	GST	WESCO International, Inc.	0	1,242
	28,461	08/21/2025	MSI	WESCO International, Inc.	0	720
	1,863	08/21/2025	JPM	Western Digital Corp.	0	(341)
AUD	155,624	08/21/2025	MSI	Westpac Banking Corp.	0	866
GBP	18,876	08/21/2025	MSI	WH Smith PLC	0	(528)
	24,366	08/21/2025	JPM	WH Smith PLC	0	(1,451)
	44,978	08/21/2025	GST	WH Smith PLC	0	(1,933)
	2,082	08/21/2025	GST	Whitbread PLC	0	53
	2,167	08/21/2025	MSI	Whitbread PLC	0	6
	975	08/21/2025	JPM	Whitbread PLC	0	(3)
CAD	77,566	08/21/2025	MSI	Whitecap Resources, Inc.	0	(6,262)
EUR	46,638	08/21/2025	GST	Wienerberger AG	0	786
USD	196,689	08/21/2025	GST	Williams Cos., Inc.	0	7,741
	165,803	08/21/2025	JPM	Williams Cos., Inc.	0	4,875
	178,353	08/21/2025	MSI	Williams Cos., Inc.	0	4,494
GBP	62,752	08/21/2025	GST	Wise PLC	0	(1,293)
AUD	9,180	08/21/2025	MSI	WiseTech Global Ltd.	0	(409)
USD	982	08/21/2025	JPM	Wix.com Ltd.	0	(166)
	15,417	08/21/2025	MSI	Wix.com Ltd.	0	(1,134)
	16,936	08/21/2025	GST	Wix.com Ltd.	0	(1,972)
EUR	27,326	08/21/2025	GST	Wolters Kluwer NV	0	540
	10,034	08/21/2025	MSI	Wolters Kluwer NV	0	198
	8,247	08/21/2025	JPM	Wolters Kluwer NV	0	99
USD	29,112	08/21/2025	MSI	Wolverine World Wide, Inc.	0	(503)
AUD	28,113	08/21/2025	JPM	Woodside Energy Group Ltd.	0	(2,714)
	109,575	08/21/2025	MSI	Woodside Energy Group Ltd.	0	(10,777)
USD	237,917	08/21/2025	GST	Workday, Inc.	0	4,408
AUD	10,935	08/21/2025	JPM	Xero Ltd.	0	(25)
HKD	2,446	08/21/2025	MSI	Xiaomi Corp.	0	198
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Reset Date	Counter- party	Reference Instrument	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HKD	1,359	08/21/2025	MSI	Xiaomi Corp.	$0	$(110)
	12,735	08/21/2025	GST	Xiaomi Corp.	0	(1,051)
	17,920	08/21/2025	JPM	Xiaomi Corp.	0	(1,350)
	12,323	08/21/2025	GST	Xinyi Glass Holdings Ltd.	0	(995)
	19,173	08/21/2025	MSI	XPeng, Inc.	0	16
USD	37,836	08/21/2025	MSI	YPF SA	0	(3,049)
SEK	868	08/21/2025	MSI	Yubico AB	0	(20)
	16,599	08/21/2025	GST	Yubico AB	0	(275)
PLN	35,955	08/21/2025	GST	Zabka Group SA	0	436
	6,112	08/21/2025	JPM	Zabka Group SA	0	91
USD	2,627	08/21/2025	GST	Zebra Technologies Corp.	0	(85)
	2,929	08/21/2025	JPM	Zeta Global Holdings Corp.	0	(154)
	2,884	08/21/2025	GST	Zscaler, Inc.	0	29
	7,800	08/21/2025	MSI	Zscaler, Inc.	0	(90)
	29,131	08/21/2025	GST	Zscaler, Inc.	0	(290)
CHF	61,101	08/21/2025	GST	Zurich Insurance Group AG	0	386
	202,240	08/21/2025	MSI	Zurich Insurance Group AG	0	(1,418)
Total Total Return Swaps					$0	$802,039
Other Total Return Swap Contracts					$0	$(28,537)
				Total Swap Contracts	$(8,298)	$1,094,287
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Written Options Contracts
Foreign Currency Options
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
EUR VS USD	Call	1.19	1,405,000	04/13/2027	$74,290	$54,495
EUR VS USD	Put	1.19	1,405,000	04/13/2027	57,440	64,303
USD VS BRL	Call	5.61	52,000	08/21/2025	861	714
USD VS BRL	Put	5.61	52,000	08/21/2025	861	563
USD VS BRL	Put	5.59	52,000	08/12/2025	906	396
USD VS BRL	Call	5.59	52,000	08/12/2025	906	567
USD VS CHF	Put	0.79	35,000	10/15/2025	558	268
USD VS CHF	Call	0.79	35,000	10/15/2025	558	838
USD VS CLP	Put	971.50	402,000	07/14/2026	21,319	19,604
USD VS CLP	Call	971.50	402,000	07/14/2026	21,291	23,005
USD VS COP	Put	4,040.00	52,000	08/21/2025	798	138
USD VS COP	Call	4,040.00	52,000	08/21/2025	798	1,770
USD VS COP	Put	4,022.00	52,000	08/13/2025	823	46
USD VS COP	Call	4,022.00	52,000	08/13/2025	823	1,873
USD VS JPY	Put	147.30	35,000	10/15/2025	735	418
USD VS JPY	Call	147.30	35,000	10/15/2025	735	871
USD VS MXN	Put	18.82	53,000	08/14/2025	573	298
USD VS MXN	Call	18.82	53,000	08/14/2025	573	418
USD VS MXN	Call	21.31	415,000	03/11/2026	21,470	3,942
USD VS NOK	Put	10.31	252,000	08/14/2025	2,936	2,238
USD VS NOK	Call	10.31	252,000	08/14/2025	2,936	1,826
USD VS TWD	Put	26.81	401,000	07/03/2026	15,851	6,542
USD VS TWD	Call	26.81	401,000	07/03/2026	15,852	30,142
USD VS ZAR	Call	17.93	52,000	08/14/2025	753	746
USD VS ZAR	Put	17.93	52,000	08/14/2025	753	268
USD VS ZAR	Call	17.62	52,000	08/22/2025	689	1,530
USD VS ZAR	Put	17.62	52,000	08/22/2025	689	120
USD VS ZAR	Call	18.97	415,000	03/12/2026	22,257	11,768
USD VS ZAR	Put	18.97	415,000	03/12/2026	22,257	24,828
Total Foreign Currency Options					$291,291	$254,535
Options on Commodity Indices
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
Platinum Futures	Put	1,500.00	2	12/17/2025	$13,094	$23,250
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Written Options Contracts (continued)
Options on Equity Indices
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
Euro Stoxx Banks Index	Put	180.00	7,244	09/19/2025	$8,647	$4,793
iPATH S&P 500 VIX Short-Term Futures ETN	Call	70.00	46	09/19/2025	4,445	5,244
Total Options on Equity Indices					$13,092	$10,037
Options on Exchange Traded Funds
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
ARK Innovation ETF	Put	65.00	147	08/15/2025	$3,334	$3,234
Invesco QQQ Trust	Put	420.00	4	12/31/2025	1,415	1,270
Invesco QQQ Trust	Put	580.00	65	01/15/2027	356,697	334,132
iShares 20+ Year Treasury Bond ETF	Put	90.00	34	01/15/2027	32,015	26,265
iShares 7-10 Year Treasury Bond ETF	Call	95.00	670	01/16/2026	127,088	134,670
iShares 7-10 Year Treasury Bond ETF	Put	96.00	60	01/15/2027	22,001	21,300
iShares Russell 2000 ETF	Call	220.00	89	01/15/2027	222,378	238,609
SPDR S&P 500 ETF Trust	Put	650.00	77	01/15/2027	391,374	365,057
Total Options on Exchange Traded Funds					$1,156,302	$1,124,537
Options on Exchange Traded Futures Contracts
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
3 Month SOFR	Put	95.75	123	12/12/2025	$16,733	$14,606
3 Month SOFR	Put	96.00	123	12/12/2025	42,270	53,044
3 Month SONIA	Put	95.70	53	09/12/2025	15,219	438
3 Month SONIA	Put	95.50	440	12/12/2025	318,777	3,639
3 Month SONIA	Put	96.05	394	12/12/2025	32,692	29,329
3 Month SONIA	Put	96.00	104	12/12/2025	25,049	6,021
3 Month SONIA	Put	95.70	102	12/12/2025	39,864	844
Total Options on Exchange Traded Futures Contracts					$490,604	$107,921
Options on Securities
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
Alphabet, Inc.	Put	165.00	25	08/29/2025	$1,228	$1,325
Antero Resources Corp.	Put	27.00	17	01/16/2026	2,496	1,530
Apple, Inc.	Put	175.00	20	09/19/2025	1,631	2,200
ARM Holdings PLC	Call	200.00	17	08/15/2025	3,071	136
Astera Labs, Inc.	Put	83.00	25	08/08/2025	2,794	800
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Written Options Contracts (continued)
Options on Securities (continued)
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
Block, Inc.	Call	92.50	2	08/15/2025	$160	$128
Broadcom, Inc.	Put	240.00	17	08/29/2025	1,871	1,768
Celestica, Inc.	Put	155.00	14	08/29/2025	2,303	1,785
Charter Communications, Inc.	Call	455.00	11	08/15/2025	2,737	66
Charter Communications, Inc.	Call	460.00	9	08/15/2025	2,031	18
Charter Communications, Inc.	Call	430.00	14	12/19/2025	3,947	2,044
Coherent Corp.	Put	270.00	7	09/19/2025	3,504	9,842
Contura Energy, Inc.	Put	20.00	57	01/16/2026	3,909	2,850
DoorDash, Inc.	Call	290.00	2	09/19/2025	855	815
DoorDash, Inc.	Put	190.00	2	09/19/2025	571	320
Duolingo, Inc.	Put	280.00	7	08/15/2025	2,585	3,640
Expand Energy Corp.	Put	85.00	10	01/16/2026	3,504	1,930
Five Below, Inc.	Call	160.00	4	09/19/2025	1,627	1,480
Five Below, Inc.	Put	110.00	4	09/19/2025	807	780
Lam Research Corp.	Call	113.00	29	08/15/2025	1,077	145
Meta Platforms, Inc.	Put	635.00	6	08/01/2025	1,017	21
NVIDIA Corp.	Call	190.00	7	10/17/2025	3,519	5,747
NVIDIA Corp.	Put	125.00	7	10/17/2025	1,401	609
ON Semiconductor Corp.	Put	49.00	47	08/08/2025	1,758	2,491
Palantir Technologies, Inc.	Put	125.00	22	08/08/2025	1,665	1,738
QUALCOMM, Inc.	Call	175.00	18	08/01/2025	839	18
SolarEdge Technologies, Inc.	Call	35.00	41	09/19/2025	9,037	6,704
Spotify Technology SA	Put	540.00	7	08/29/2025	2,001	1,827
Sunrun, Inc.	Call	12.00	72	09/19/2025	6,750	6,660
Sunrun, Inc.	Call	13.00	69	09/19/2025	6,533	4,623
Super Micro Computer, Inc.	Put	36.00	55	08/01/2025	2,083	55
Taiwan Semiconductor Manufacturing Co. Ltd.	Put	205.00	17	08/29/2025	1,285	1,556
Tesla, Inc.	Call	380.00	11	08/29/2025	3,609	1,843
Tesla, Inc.	Put	250.00	9	08/15/2025	1,178	639
Vertiv Holdings Co.	Put	118.00	24	08/29/2025	2,182	2,040
Total Options on Securities					$87,565	$70,173
Total Written Options Contracts					$2,051,948	$1,590,453
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
Written Swaptions Contracts
Contract	Currency	Exercise Rate	Notional	Expiration Date	Premium	Value
1YR Interest Rate Swap Pay GBP Put	GBP	3.97%	13,177,919	04/28/2026	$28,069	$10,340
1YR Interest Rate Swap Pay GBP Put	GBP	3.97%	13,176,596	04/28/2026	26,880	10,307
1YR Interest Rate Swap Pay GBP Put	GBP	3.97%	13,134,249	04/28/2026	26,268	10,258
1YR Interest Rate Swap Pay GBP Put	GBP	4.02%	25,371,266	07/17/2026	32,475	26,424
1YR Interest Rate Swap Pay GBP Put	GBP	4.02%	12,644,609	07/17/2026	16,153	13,168
1YR Interest Rate Swap Pay USD Put	USD	4.62%	56,942,000	05/20/2026	45,554	14,684
1YR Interest Rate Swap Pay USD Put	USD	4.62%	28,430,000	05/20/2026	17,769	7,168
1YR Interest Rate Swap Pay USD Put	USD	3.00%	22,657,000	01/25/2027	106,941	134,943
1YR Interest Rate Swap Pay USD Put	USD	4.30%	18,234,000	07/19/2027	37,380	36,912
1YR Interest Rate Swap Pay USD Put	USD	4.30%	18,128,000	07/19/2027	40,244	36,915
1YR Interest Rate Swap Receive USD Call	USD	3.00%	22,657,000	01/25/2027	106,941	76,333
2YR Interest Rate Swap Pay EUR Put	EUR	2.49%	10,901,839	01/26/2026	8,721	7,617
2YR Interest Rate Swap Pay EUR Put	EUR	3.25%	5,459,504	07/28/2027	13,676	13,714
2YR Interest Rate Swap Pay USD Put	USD	5.00%	1,247,000	04/22/2027	3,616	2,088
2YR Interest Rate Swap Pay USD Put	USD	5.00%	1,245,000	04/22/2027	4,420	2,136
iTraxx Europe Series 43 Version 1 Put	EUR	70.00%	2,385,000	10/15/2025	1,995	2,172
	Total Written Swaptions Contracts				$517,102	$405,179

+	Zero-coupon bond. Rate represents annualized yield at date of purchase.
‡	Security sold under forward sale commitments due within 60 days after July 31, 2025. The sale price of the security and the dates of delivery were fixed at the time the transaction was negotiated.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.

ARM	Adjustable Rate Mortgage
AS	Danish Public Limited Liability Company
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Interest Rate
BCY	Barclays Bank PLC
BKBM	Bank Bill Benchmark Rate
BNM	Bank Negara Malaysia
BOA	Bank of America NA
BTP	Italian Government Bond
BUBOR	Budapest Interbank Offered Rate
CBK	Citibank NA
CDI	Overnight Brazilian Interbank Deposit Rate Annualized
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
EURIBOR	Euro Interbank Offered Rate
FBIL	Financial Benchmarks India Private Limited
FRA	Forward Rate Agreement
GST	Goldman Sachs International
HY	High Yield
IBR	Banking Reference Indicator
ICE	Intercontinental Exchange
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2025
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LCH	London Clearing House
LLC	Limited Liability Company
LME	London Mercantile Exchange
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OAT	French Treasury Bond
OIS	Overnight Index Swap
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
RBOB	Reformulated Blendstock for Oxygenate Blending
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
REIT	Real Estate Investment Trust
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SpA	Italian Public Limited Company
STIBOR	Stockholm Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
TNA ABIF	Nominal Annual Rate of the Chilean Association of Banks and Financial Institutions
TONA	Tokyo Overnight Average Rate
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers' Association
WTI	West Texas Intermediate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Onshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Notes to Schedule of Investments (Unaudited)
July 31, 2025
1. Fund Organization and Investment Objective

The Wellington Global Multi-Strategy Fund (the “Fund”)  is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified, closed-end management investment company operating as an interval fund under the 1940 Act. The Fund was organized as a Delaware statutory trust on May 29, 2024 and commenced operations on January 2, 2025.
The Fund’s investment objective is to generate consistent and positive returns across market cycles. The Fund seeks to achieve its investment objective by taking varying positions in three principal strategies: equity long/short, macro and fixed income, and credit (each a “Principal Strategy”). Each Principal Strategy is comprised of one or more investment sub-strategies (each, an “Underlying Strategy”) in which one or more investment professionals (“Trading Teams”) contribute to the overall performance of the Fund’s portfolio through the management of the Underlying Strategy. An Underlying Strategy may be comprised of a single or multiple accounts (each an “Allocable Account”) managed by one or more members of the Trading Team. The Fund may seek to gain exposure to commodities primarily through investments in Wellington Cayman Commodity Fund I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund currently offers three separate classes of shares of beneficial interests (“Shares”) designated as Class A (“Class A Shares”), Class I (“Class I Shares”) and Class M (“Class M Shares”). Each class of Shares has differing characteristics, particularly in terms of the sales load that each class may be charged. The Fund may offer additional classes of Shares in the future. Shares are being offered daily at the net asset value (“NAV”) per Share on that day, plus any applicable sales load.
Wellington Management Company LLP (the “Adviser”), an affiliate of the Fund, serves as investment manager to the Fund.  The Adviser is registered as an investment advisor with the U.S. Securities and Exchange Commission (the “SEC”) under the U.S. Investment Advisers Act of 1940. The Adviser is responsible for the Fund’s investment strategy and the day-to-day management of the Fund’s assets.
Pursuant to the Declaration of Trust (“Declaration of Trust”) and bylaws, the Fund's business and affairs are managed under the direction of the Board of Trustees (the “Board”), which has overall responsibility for monitoring and overseeing the Fund’s management and operations, subject to the laws of the State of Delaware.
2. Summary of Significant Accounting Policies

The consolidated Schedule of Investments has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Consolidated Schedule of Investments.
Security Valuation
The Board is responsible for the oversight of the valuation of the Fund’s portfolio investments pursuant to the Fund’s valuation procedures (“Valuation Procedures”). The money market mutual funds are accounted for on a trade date basis and valued at such fund’s net asset value. The Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources. The Fund determines NAV per Share in accordance with the methodology described in the Fund’s Valuation Procedures.
The Fund calculates the NAV of each class of its Shares on a daily basis.
Investments held by the Fund are stated at fair value.  US GAAP defines fair value as the price the Fund would receive to sell an asset or transfer a liability in an orderly transaction between market participants.  It also establishes a fair value hierarchy (levels 1, 2, and 3) for presenting valuations, based on the transparency of inputs into valuation techniques used to measure fair valuation.
Inputs may be observable or unobservable, and refer broadly to the assumptions that a market participant would consider significant to value an asset or liability.  The determination of “observable” requires judgment.  In general, the Board, in consultation with the Adviser, considers observable inputs to be data readily available, regularly updated, reliable, arm’s-length, and verifiable.  Unobservable inputs may be used when observable inputs are not available.  In this situation, the Fund may use one or more valuation techniques (e.g.

Wellington Global Multi-Strategy Fund
Notes to Schedule of Investments (Unaudited) (continued)
July 31, 2025
Security Valuation (continued)
market or income approach), using the best available information as of the reporting date, along with the Board’s own assumptions of market participant behavior.
The use of the market approach generally involves using inputs that are based on available market transactions or market observable comparables.  The income approach is generally based on expected cash flows or earnings.  Under both approaches, adjustments may be applied to reflect various risks (e.g. liquidity, financial health of the investment issuer, or quality of the information available for fair value measurement).
Assets and liabilities are classified into one of the following levels, based on the lowest level of input that is significant to the fair value measurement:
• Level 1 – Unadjusted quoted prices in active markets or exchanges for identical investments.
• Level 2 – Prices based on significant observable inputs other than an unadjusted quoted price; quoted prices in active markets or exchanges for similar investments; quoted prices for identical investments in markets or exchanges that are inactive; and prices based on market-corroborated inputs (such as interest rates, yield curves, volatilities, prepayment rates, credit risks, and default rates).
• Level 3 – Prices based on significant unobservable inputs such as quotes from broker-dealers which cannot be reasonably verified through an alternative source; investments with significant trading restrictions or where trading has been halted; and securities fair valued by the Board in consultation with the Adviser using a model or inputs for which the Board must exercise judgment.  In these situations, it is possible that a different valuation model or alternative inputs could produce materially different fair value measurements.
Investments held by the Fund for which market quotes are readily available are generally valued based on valuations furnished by third-party pricing services authorized by the Board.
Equity securities are typically valued based on their last trade or official close price on the market on which the securities primarily trade or, in the absence of a sale, at their last or most recently reported bid price or, if sold short, at the last reported ask price, and are generally categorized as level 1 in the fair value hierarchy. The Fund may use a systematic fair valuation model, provided by an independent third-party pricing service, to adjust the value of securities where such values may be materially impacted by events occurring before the Fund’s pricing, but after the close of the primary market or exchange on which the securities are traded. The value of an equity security under this model is likely to be different from the last quoted market price for the same security. These equity securities are generally categorized as level 2 in the fair value hierarchy.
Fixed income securities, which may include convertible bonds, corporate obligations, foreign government obligations, municipal obligations, and United States government and agency obligations, are primarily valued based on values provided by independent pricing services that determine fair valuations for normal, institutional-sized trading units of such securities using yield data relating to identical investments, or investments with similar characteristics, and other market inputs.  Certain fixed income securities are valued on the basis of quotations from broker-dealers.  Fixed income securities are generally categorized as level 2 in the fair value hierarchy.
Bank loans are valued using factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-sized trading in similar groups of securities, and other market data.  Futures contracts are generally valued at closing settlement prices on the primary exchange on which the contracts are traded.  Forward currency contracts are valued using a straight-line interpolation based on a series of forward rates.  Exchange traded options are valued based on the last trade price on the primary exchange on which they trade.  If an option does not trade, the mid price is utilized to value the option.  Options traded over-the-counter are valued by independent pricing services based on pricing models that incorporate various inputs including interest rates, credit spreads and currency exchange rates.  Credit default swap contracts are valued based on inputs provided by the counterparty, independent pricing sources, or proprietary models that incorporate credit spreads, cash flows, discount rates, and other inputs.  Cross currency swap contracts and interest rate swap contracts are valued based upon contractual terms and current interest rates.  Total return swap contracts are valued by calculating the value of the assets and liabilities underlying the swap agreement, net of related financing.  Swaptions contracts are valued as the net amount due to or from the Fund in accordance with the terms of the contract based on the closing level of the relevant market rate of interest.  Regulated investment companies are valued at the daily net asset value per share.  Closed-end funds are valued at the daily net asset value per share, as adjusted for any premiums or discounts, as applicable. ETFs are valued based on their closing sales price on the market on which they primarily trade.   Bank loans, closed-end funds (other than those that are exchange traded), forward currency contracts, options traded over-the-counter, swap contracts, swaptions contracts, securities fair valued by the Board in consultation with the Adviser using observable inputs, and securities priced by dealers where quotations can be reasonably verified through an alternative source are generally categorized as level 2 in the fair value

Wellington Global Multi-Strategy Fund
Notes to Schedule of Investments (Unaudited) (continued)
July 31, 2025
Security Valuation (continued)
hierarchy. Futures contracts, exchange traded options, regulated investment companies, exchange traded closed-end funds, and ETFs are generally categorized as level 1 in the fair value hierarchy.  The prices of foreign investments not denominated in US dollars, if any, are translated into US dollars based on exchange rates provided by an independent pricing service.
In the absence of readily ascertainable market quotes, the value of investments is determined in good faith (“fair valued”) by the Board in consultation with the Adviser and in accordance with the provisions of the Plan and Declaration of Trust.  The values assigned to these investments are based upon available information including, but not limited to, original and subsequent transaction prices and third-party transactions, and may also be adjusted to reflect liquidity and/or transferability restrictions.  These inputs may be observable or unobservable and the resulting values may not necessarily represent the amounts which may ultimately be realized upon sale.  Due to the inherent uncertainty of the valuations, the estimated fair values may differ from the values of the investments had an active market existed, and the differences could be material.  Such valuations are categorized as level 2 or level 3 in the fair value hierarchy depending on the significance of the unobservable inputs used.
The following table summarizes the valuations of the Fund’s investments as of July 31, 2025, based on their placement within the fair value hierarchy:
Assets	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bank Loans	$—	$1,053,383	$—	$1,053,383
Convertible Bonds	—	1,753,265	—	1,753,265
Corporate Obligations	—	18,389,396	—	18,389,396
Foreign Government Obligations	—	149,139,783	—	149,139,783
United States Government and Agency Obligations	—	4,622,315	—	4,622,315
Common Stock	978,962	1,039,061	—	2,018,023
Convertible Preferred Stock	809,211	—	—	809,211
Short-Term Investments	—	5,099,498	—	5,099,498
Purchased Options Contracts	2,081,266	395,045	—	2,476,311
Purchased Swaptions Contracts	—	2,962,793	—	2,962,793
Forward Currency Contracts	—	2,457,277	—	2,457,277
Futures Contracts*	375,038	—	—	375,038
Bi-Lateral Credit Default Swaps	—	29,305	—	29,305
Centrally Cleared Credit Default Swaps*	—	115,031	—	115,031
Bi-Lateral Cross Currency Swaps	—	10,322	—	10,322
Bi-Lateral Interest Rate Swaps	—	5,907	—	5,907
Centrally Cleared Interest Rate Swaps*	—	1,462,648	—	1,462,648
Total Return Swaps	—	2,758,410	—	2,758,410
Other Total Return Swap Contracts	—	12,592	—	12,592
Total	$4,244,477	$191,306,031	$—	$195,550,508

Liabilities
Purchased Swaptions Contracts	$—	$8,406	$—	$8,406
Securities Sold Short	—	15,224,740	—	15,224,740
Forward Currency Contracts	—	2,771,695	—	2,771,695
Forward Sale Commitments	—	162,896,401	—	162,896,401
Futures Contracts*	342,003	—	—	342,003

Wellington Global Multi-Strategy Fund
Notes to Schedule of Investments (Unaudited) (continued)
July 31, 2025
Security Valuation (continued)
Liabilities	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bi-Lateral Credit Default Swaps	$—	$108,178	$—	$108,178
Centrally Cleared Credit Default Swaps*	—	190,578	—	190,578
Bi-Lateral Cross Currency Swaps	—	159	—	159
Bi-Lateral Interest Rate Swaps	—	10,215	—	10,215
Centrally Cleared Interest Rate Swaps*	—	1,001,596	—	1,001,596
Total Return Swaps	—	1,956,371	—	1,956,371
Other Total Return Swap Contracts	—	41,129	—	41,129
Written Options Contracts	1,331,125	259,328	—	1,590,453
Written Swaptions Contracts	—	405,179	—	405,179
Total	$1,673,128	$184,873,975	$—	$186,547,103

*
Amounts, or a portion thereof, reflect cumulative appreciation/depreciation of futures and centrally cleared swaps, as applicable, as disclosed on the Consolidated Schedule of
Investments. The period end variation margin, if any, is separately disclosed on the Consolidated Statement of Assets and Liabilities.

Additional information regarding categorization of investments can be found on the Consolidated Schedule of Investments.
There were no material transfers into or out of level 3 during the period ended July 31, 2025.
3. Federal income Taxes

The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (“RICs”), and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies.
The Fund intends to make distributions on an annual basis in aggregate amounts representing substantially all of the Fund’s investment company taxable income (including realized short-term capital gains), if any, earned during the period. Distributions may also include net capital gains, if any.
Because the Fund intends to qualify annually as a RIC under the Code, the Fund intends to distribute substantially all of its investment company taxable income to its Shareholders. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate.